Filed electronically with the Securities and Exchange Commission on
                                 March 2, 1998.

                                                                File No. 2-13628
                                                                File No. 811-43

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.
                                      --------
         Post-Effective Amendment No.     91
                                      --------

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.     43
                        --------
                            Scudder Investment Trust
                            ------------------------
               (Exact Name of Registrant as Specified in Charter)

                    Two International Place, Boston, MA 02110
                    -----------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 295-2567
                                                           --------------

                               Thomas F. McDonough
                        Scudder Kemper Investments, Inc.
                    Two International Place, Boston, MA 02110
                    -----------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective

                  immediately upon filing pursuant to paragraph (b)
          ------
             X    on March 2, 1998 pursuant to paragraph (b)
          ------
                  60 days after filing pursuant to paragraph (a)(i)
          ------
                  on                pursuant to paragraph (a)(i)
          ------     --------------
                  75 days after filing pursuant to paragraph (a)(ii)
          ------
                  on pursuant to paragraph (a)(ii) of Rule 485.
          ------

                            SCUDDER INVESTMENT TRUST
                         SCUDDER GROWTH AND INCOME FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A
                                                    =
PART A
------

     Item No.        Item Caption                   Prospectus Caption
     --------        ------------                   ------------------

        1.           Cover Page                     COVER PAGE

        2.           Synopsis                       EXPENSE INFORMATION

        3.           Condensed Financial            FINANCIAL HIGHLIGHTS
                     Information

        4.           General Description of         INVESTMENT OBJECTIVE AND POLICIES
                     Registrant                     WHY INVEST IN THE FUND?
                                                    ADDITIONAL INFORMATION ABOUT POLICIES AND
                                                       INVESTMENTS
                                                    FUND ORGANIZATION

        5.           Management of the Fund         A MESSAGE FROM SCUDDER'S CHAIRMAN
                                                    FUND  ORGANIZATION--Investment adviser and Transfer
                                                       agent
                                                    TRUSTEES AND OFFICERS
                                                    SHAREHOLDER BENEFITS--A team approach to investing

        5A.          Management Discussion of       NOT APPLICABLE
                     Fund Performance

        6.           Capital Stock and Other        DISTRIBUTION AND PERFORMANCE INFORMATION--   capital
                     Securities                        Dividends and gains distributions
                                                    FUND ORGANIZATION
                                                    TRANSACTION INFORMATION--Tax Information
                                                    SHAREHOLDER BENEFITS--SAIL(TM)--Scudder Automated
                                                       Information Line, Dividend reinvestment plan, T.D.D.
                                                       service for the hearing impaired
                                                    HOW TO CONTACT SCUDDER

        7.           Purchase of Securities         PURCHASES
                     Being Offered                  FUND ORGANIZATION--Underwriter
                                                    TRANSACTION INFORMATION--Purchasing shares, Share
                                                       price, Processing time, Minimum balances, Third
                                                       party transactions
                                                    SHAREHOLDER BENEFITS--Dividend reinvestment plan
                                                    SCUDDER TAX-ADVANTAGED RETIREMENT PLANS

        8.           Redemption or Repurchase       EXCHANGES AND REDEMPTIONS
                                                    TRANSACTION INFORMATION--Redeeming shares, Tax identification number, Minimum balances

        9.           Pending Legal Proceedings      NOT APPLICABLE

                         SCUDDER GROWTH AND INCOME FUND
                              CROSS-REFERENCE SHEET
                                   (continued)
PART B
------

                                                       Caption in Statement of
    Item No.        Item Caption                       Additional Information
    --------        ------------                       ----------------------

       10.          Cover Page                         COVER PAGE

       11.          Table of Contents                  TABLE OF CONTENTS

       12.          General Information and History    FUND ORGANIZATION

       13.          Investment Objectives and          THE FUND'S INVESTMENT OBJECTIVE AND POLICIES
                    Policies                           PORTFOLIO TRANSACTIONS--Portfolio turnover

       14.          Management of the Fund             INVESTMENT ADVISER
                                                       TRUSTEES AND OFFICERS
                                                       REMUNERATION

       15.          Control Persons and Principal      TRUSTEES AND OFFICERS
                    Holders of Securities

       16.          Investment Advisory and Other      INVESTMENT ADVISER
                    Services                           DISTRIBUTOR
                                                       ADDITIONAL INFORMATION--Experts and Other
                                                            Information

       17.          Brokerage Allocation and Other     PORTFOLIO TRANSACTIONS--Brokerage, Portfolio
                    Practices                               Turnover


       18.          Capital Stock and Other            FUND ORGANIZATION
                    Securities                         DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

       19.          Purchase, Redemption and           PURCHASES
                    Pricing of Securities Being        EXCHANGES AND REDEMPTIONS
                    Offered                            FEATURES AND SERVICES OFFERED BY THE FUND--Dividend and Capital
                                                           Gain Distribution Options
                                                       SPECIAL PLAN ACCOUNTS
                                                       NET ASSET VALUE

       20.          Tax Status                         DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS
                                                       TAXES

       21.          Underwriters                       DISTRIBUTOR

       22.          Calculation of Performance Data    PERFORMANCE INFORMATION

       23.          Financial Statements               FINANCIAL STATEMENTS


                            SCUDDER INVESTMENT TRUST
                        SCUDDER LARGE COMPANY GROWTH FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A
                           ---------------------------
PART A
------

     Item No.        Item Caption                   Prospectus Caption
     --------        ------------                   ------------------

        1.           Cover Page                     COVER PAGE

        2.           Synopsis                       EXPENSE INFORMATION

        3.           Condensed Financial            FINANCIAL HIGHLIGHTS
                     Information                    DISTRIBUTION AND FINANCIAL INFORMATION

        4.           General Description of         INVESTMENT OBJECTIVE AND POLICIES
                     Registrant                     WHY INVEST IN THE FUND?
                                                    ADDITIONAL INFORMATION ABOUT POLICIES AND INVESTMENTS
                                                    FUND ORGANIZATION

        5.           Management of the Fund         FINANCIAL HIGHLIGHTS
                                                    A MESSAGE FROM SCUDDER'S CHAIRMAN
                                                    FUND ORGANIZATION--Investment adviser and Transfer agent
                                                    TRUSTEES AND OFFICERS

        5A.          Management Discussion of       SHAREHOLDER BENEFITS--A team approach to investing
                     Fund Performance

        6.           Capital Stock and Other        DISTRIBUTION AND PERFORMANCE INFORMATION-- Dividends and capital
                     Securities                        gains distributions
                                                    FUND ORGANIZATION
                                                    TRANSACTION INFORMATION--Tax information
                                                    SHAREHOLDER BENEFITS--SAIL(TM)--Scudder Automated Information Line,
                                                             Dividend reinvestment plan, T.D.D. service for the
                                                             hearing impaired
                                                    HOW TO CONTACT SCUDDER

        7.           Purchase of Securities         PURCHASES
                     Being Offered                  FUND ORGANIZATION--Underwriter
                                                    TRANSACTION INFORMATION--Purchasing shares, Share
                                                       price, Processing time, Minimum balances, Third
                                                       party transactions
                                                    SHAREHOLDER BENEFITS--Dividend reinvestment plan
                                                    SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                                    INVESTMENT PRODUCTS AND SERVICES

        8.           Redemption or Repurchase       EXCHANGES AND REDEMPTIONS
                                                    TRANSACTION INFORMATION--Redeeming shares, Tax identification number and Minimum balances

        9.           Pending Legal Proceedings      NOT APPLICABLE


                        SCUDDER LARGE COMPANY GROWTH FUND
                              CROSS-REFERENCE SHEET
                                   (continued)

PART B
------
                                                       Caption in Statement of
    Item No.        Item Caption                       Additional Information
    --------        ------------                       ----------------------

       10.          Cover Page                         COVER PAGE

       11.          Table of Contents                  TABLE OF CONTENTS

       12.          General Information and History    FUND ORGANIZATION

       13.          Investment Objectives and          THE FUND'S INVESTMENT OBJECTIVE AND POLICIES
                    Policies                           PORTFOLIO TRANSACTIONS--Portfolio turnover

       14.          Management of the Fund             INVESTMENT ADVISER
                                                       TRUSTEES AND OFFICERS
                                                       REMUNERATION

       15.          Control Persons and Principal      TRUSTEES AND OFFICERS
                    Holders of Securities

       16.          Investment Advisory and Other      INVESTMENT ADVISER
                    Services                           DISTRIBUTOR
                                                       ADDITIONAL INFORMATION--Experts and Other Information

       17.          Brokerage Allocation and Other     PORTFOLIO TRANSACTIONS--Brokerage commissions
                    Practices

       18.          Capital Stock and Other            FUND ORGANIZATION
                    Securities                         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

       19.          Purchase, Redemption and           PURCHASES
                    Pricing of Securities Being        EXCHANGES AND REDEMPTIONS
                    Offered                            FEATURES AND SERVICES OFFERED BY THE FUND-- Dividend and Capital
                                                            Gain Distribution Options
                                                       SPECIAL PLAN ACCOUNTS
                                                       NET ASSET VALUE

       20.          Tax Status                         DIVIDENDS
                                                       TAXES

       21.          Underwriters                       DISTRIBUTOR

       22.          Calculation of Performance Data    PERFORMANCE INFORMATION

       23.          Financial Statements               FINANCIAL STATEMENTS


                            SCUDDER INVESTMENT TRUST
                           SCUDDER CLASSIC GROWTH FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A
                           ---------------------------
PART A
------

     Item No.        Item Caption                   Prospectus Caption
     --------        ------------                   ------------------

        1.           Cover Page                     COVER PAGE

        2.           Synopsis                       EXPENSE INFORMATION

        3.           Condensed Financial            FINANCIAL HIGHLIGHTS
                     Information

        4.           General Description of         INVESTMENT OBJECTIVES AND POLICIES
                     Registrant                     WHY INVEST IN THE FUND?
                                                    ADDITIONAL INFORMATION ABOUT POLICIES AND  INVESTMENTS
                                                    FUND ORGANIZATION

        5.           Management of the Fund         A MESSAGE FROM SCUDDER'S CHAIRMAN
                                                    FUND ORGANIZATION--Investment adviser and Transfer agent
                                                    TRUSTEES AND OFFICERS
                                                    SHAREHOLDER BENEFITS--A team approach to investing

        5A.          Management Discussion of       NOT APPLICABLE
                     Fund Performance

        6.           Capital Stock and Other        DISTRIBUTION AND PERFORMANCE INFORMATION-- Dividends and capital
                     Securities                        gains distributions
                                                    FUND ORGANIZATION
                                                    TRANSACTION INFORMATION--Tax information
                                                    SHAREHOLDER BENEFITS--SAIL(TM)--Scudder Automated Information Line,
                                                             Dividend reinvestment plan, T.D.D. service for the
                                                             hearing impaired
                                                    HOW TO CONTACT SCUDDER

        7.           Purchase of Securities         PURCHASES
                     Being Offered                  FUND ORGANIZATION--Underwriter
                                                    TRANSACTION INFORMATION--Purchasing shares, Share
                                                       price, Processing time, Minimum balances, Third
                                                       party transactions
                                                    SHAREHOLDER BENEFITS--Dividend reinvestment plan
                                                    SCUDDER TAX-ADVANTAGED RETIREMENT PLANS

        8.           Redemption or Repurchase       EXCHANGES AND REDEMPTIONS
                                                    TRANSACTION INFORMATION--Redeeming shares, Tax identification number, Minimum balances

        9.           Pending Legal Proceedings      NOT APPLICABLE


                           SCUDDER CLASSIC GROWTH FUND
                              CROSS-REFERENCE SHEET
                                   (continued)

PART B
------
                                                       Caption in Statement of
    Item No.        Item Caption                       Additional Information
    --------        ------------                       ----------------------

       10.          Cover Page                         COVER PAGE

       11.          Table of Contents                  TABLE OF CONTENTS

       12.          General Information and History    FUND ORGANIZATION

       13.          Investment Objectives and          THE FUND'S INVESTMENT OBJECTIVE AND POLICIES
                    Policies                           PORTFOLIO TRANSACTIONS--Portfolio turnover

       14.          Management of the Fund             INVESTMENT ADVISER
                                                       TRUSTEES AND OFFICERS
                                                       REMUNERATION

       15.          Control Persons and Principal      TRUSTEES AND OFFICERS
                    Holders of Securities

       16.          Investment Advisory and Other      INVESTMENT ADVISER
                    Services                           DISTRIBUTOR
                                                       ADDITIONAL INFORMATION--Experts and Other Information

       17.          Brokerage Allocation and Other     PORTFOLIO TRANSACTIONS--Brokerage, Portfolio Turnover
                    Practices

       18.          Capital Stock and Other            FUND ORGANIZATION
                    Securities                         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

       19.          Purchase, Redemption and           PURCHASES
                    Pricing of Securities Being        EXCHANGES AND REDEMPTIONS
                    Offered                            FEATURES AND SERVICES OFFERED BY THE FUND-- Dividend and Capital
                                                                Gain Distribution Options
                                                       SPECIAL PLAN ACCOUNTS
                                                       NET ASSET VALUE

       20.          Tax Status                         DIVIDENDS
                                                       TAXES

       21.          Underwriters                       DISTRIBUTOR

       22.          Calculation of Performance Data    PERFORMANCE INFORMATION

       23.          Financial Statements               FINANCIAL STATEMENTS


                            SCUDDER INVESTMENT TRUST
                           SCUDDER S&P 500 INDEX FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A
                           ---------------------------
PART A
------

     Item No.        Item Caption                   Prospectus Caption
     --------        ------------                   ------------------

        1.           Cover Page                     COVER PAGE

        2.           Synopsis                       EXPENSE INFORMATION

        3.           Condensed Financial            FINANCIAL HIGHLIGHTS
                     Information

        4.           General Description of         INVESTMENT OBJECTIVES AND POLICIES
                     Registrant                     WHY INVEST IN THE FUND?
                                                    ADDITIONAL INFORMATION ABOUT POLICIES AND  INVESTMENTS
                                                    FUND AND PORTFOLIO ORGANIZATION

        5.           Management of the Fund         A MESSAGE FROM SCUDDER'S CHAIRMAN
                                                    FUND AND PORTFOLIO ORGANIZATION--Investment adviser and Transfer agent
                                                    TRUSTEES AND OFFICERS OF THE FUND
                                                    SHAREHOLDER BENEFITS--A team approach to investing

        5A.          Management Discussion of       NOT APPLICABLE
                     Fund Performance

        6.           Capital Stock and Other        DISTRIBUTION AND PERFORMANCE INFORMATION-- Dividends and capital
                     Securities                        gains distributions
                                                    FUND AND PORTFOLIO
                                                    ORGANIZATION TRANSACTION
                                                    INFORMATION--Tax information
                                                    SHAREHOLDER
                                                    BENEFITS--SAIL(TM)--Scudder Automated Information Line,
                                                       Dividend reinvestment plan, T.D.D. service for the
                                                       hearing impaired
                                                    HOW TO CONTACT SCUDDER

        7.           Purchase of Securities         PURCHASES
                     Being Offered                  FUND AND PORTFOLIO ORGANIZATION--Underwriter
                                                    TRANSACTION INFORMATION--Purchasing shares, Share
                                                       price, Processing time, Minimum balances, Third
                                                       party transactions
                                                    SHAREHOLDER BENEFITS--Dividend reinvestment plan
                                                    SCUDDER TAX-ADVANTAGED RETIREMENT PLANS

        8.           Redemption or Repurchase       EXCHANGES AND REDEMPTIONS
                                                    TRANSACTION INFORMATION--Redeeming shares, Tax identification number, Minimum balances

        9.           Pending Legal Proceedings      NOT APPLICABLE

                                       7

                           SCUDDER S&P 500 INDEX FUND
                              CROSS-REFERENCE SHEET
                                   (continued)

PART B
------

                                                       Caption in Statement of
    Item No.        Item Caption                       Additional Information
    --------        ------------                       ----------------------

       10.          Cover Page                         COVER PAGE

       11.          Table of Contents                  TABLE OF CONTENTS

       12.          General Information and History    FUND ORGANIZATION

       13.          Investment Objectives and          THE FUND'S INVESTMENT OBJECTIVE AND POLICIES
                    Policies                           PORTFOLIO TRANSACTIONS--Portfolio turnover

       14.          Management of the Fund             INVESTMENT ADVISER AND ADMINISTRATOR
                                                       INVESTMENT MANAGER AND ADMINISTRATOR
                                                       TRUSTEES AND OFFICERS OF THE FUND
                                                       REMUNERATION

       15.          Control Persons and Principal      TRUSTEES AND OFFICERS OF THE
                    FUND Holders of Securities

       16.          Investment Advisory and Other      INVESTMENT ADVISER AND ADMINISTRATOR
                    Services                           INVESTMENT MANAGER AND ADMINISTRATOR
                                                       DISTRIBUTOR
                                                       ADDITIONAL INFORMATION--Experts and Other Information

       17.          Brokerage Allocation and Other     PORTFOLIO TRANSACTIONS--Brokerage, Portfolio Turnover
                    Practices

       18.          Capital Stock and Other            FUND ORGANIZATION
                    Securities                         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

       19.          Purchase, Redemption and           PURCHASES
                    Pricing of Securities Being        EXCHANGES AND REDEMPTIONS
                    Offered                            FEATURES AND SERVICES OFFERED BY THE FUND-- Dividend and Capital
                                                            Gain Distribution Options
                                                       SPECIAL PLAN ACCOUNTS
                                                       NET ASSET VALUE

       20.          Tax Status                         DIVIDENDS
                                                       TAXES

       21.          Underwriters                       DISTRIBUTOR

       22.          Calculation of Performance Data    PERFORMANCE INFORMATION

       23.          Financial Statements               FINANCIAL STATEMENTS


                           SCUDDER INVESTMENT TRUST
                       SCUDDER REAL ESTATE INVESTMENT FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A
                           ---------------------------
PART A
------

     Item No.        Item Caption                   Prospectus Caption
     --------        ------------                   ------------------

        1.           Cover Page                     COVER PAGE

        2.           Synopsis                       EXPENSE INFORMATION

        3.           Condensed Financial            FINANCIAL HIGHLIGHTS
                     Information

        4.           General Description of         INVESTMENT OBJECTIVE AND POLICIES
                     Registrant                     WHY INVEST IN THE FUND?
                                                    ADDITIONAL INFORMATION ABOUT POLICIES AND INVESTMENTS
                                                    FUND ORGANIZATION

        5.           Management of the Fund         A MESSAGE FROM SCUDDER'S PRESIDENT
                                                    FUND ORGANIZATION--Investment adviser and Transfer
                                                       agent
                                                    TRUSTEES AND OFFICERS
                                                    SHAREHOLDER BENEFITS--A team approach to investing

        5A.          Management Discussion of       NOT APPLICABLE
                     Fund Performance

        6.           Capital Stock and Other        DISTRIBUTION AND PERFORMANCE INFORMATION--Dividends and capital
                     Securities                        gains distributions
                                                    FUND ORGANIZATION
                                                    TRANSACTION INFORMATION--Tax Information
                                                    SHAREHOLDER BENEFITS--SAIL(TM)--Scudder Automated Information Line,
                                                       Dividend reinvestment plan, T.D.D. service for the
                                                       hearing impaired
                                                    HOW TO CONTACT SCUDDER

        7.           Purchase of Securities         PURCHASES
                     Being Offered                  FUND ORGANIZATION--Underwriter
                                                    TRANSACTION INFORMATION--Purchasing shares, Share
                                                       price, Processing time, Minimum balances, Third
                                                       party transactions
                                                    SHAREHOLDER BENEFITS--Dividend reinvestment plan
                                                    SCUDDER TAX-ADVANTAGED RETIREMENT PLANS

        8.           Redemption or Repurchase       EXCHANGES AND REDEMPTIONS
                                                    TRANSACTION INFORMATION--Redeeming shares, Tax identification number, Minimum balances

        9.           Pending Legal Proceedings      NOT APPLICABLE


                       SCUDDER REAL ESTATE INVESTMENT FUND
                              CROSS-REFERENCE SHEET
                                   (continued)
PART B
------

                                                       Caption in Statement of
    Item No.        Item Caption                       Additional Information
    --------        ------------                       ----------------------

       10.          Cover Page                         COVER PAGE

       11.          Table of Contents                  TABLE OF CONTENTS

       12.          General Information and History    FUND ORGANIZATION

       13.          Investment Objectives and          THE FUND'S INVESTMENT OBJECTIVE AND POLICIES
                    Policies                           PORTFOLIO TRANSACTIONS--Portfolio turnover

       14.          Management of the Fund             INVESTMENT ADVISER
                                                       TRUSTEES AND OFFICERS
                                                       REMUNERATION

       15.          Control Persons and Principal      TRUSTEES AND OFFICERS
                    Holders of Securities

       16.          Investment Advisory and Other      INVESTMENT ADVISER
                    Services                           DISTRIBUTOR
                                                       ADDITIONAL INFORMATION--Experts and Other Information

       17.          Brokerage Allocation and Other     PORTFOLIO TRANSACTIONS--Brokerage, Portfolio Turnover
                    Practices

       18.          Capital Stock and Other            FUND ORGANIZATION
                    Securities                         DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

       19.          Purchase, Redemption and           PURCHASES
                    Pricing of Securities Being        EXCHANGES AND REDEMPTIONS
                    Offered                            FEATURES AND SERVICES OFFERED BY THE FUND--Dividend and Capital
                                                            Gain Distribution Options
                                                       SPECIAL PLAN ACCOUNTS
                                                       NET ASSET VALUE

       20.          Tax Status                         DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS
                                                       TAXES

       21.          Underwriters                       DISTRIBUTOR

       22.          Calculation of Performance Data    PERFORMANCE INFORMATION

       23.          Financial Statements               FINANCIAL STATEMENTS


SCUDDER                                                           [logo]

Scudder Real Estate
Investment Fund

Supplement to Prospectus
Dated March 2, 1998

The distributor of Scudder Real Estate Investment Fund (the "Fund"), Scudder Investor Services, Inc., is soliciting subscriptions for shares of the Fund during an initial offering period currrently scheduled from March 2, 1998 to April 6, 1998 (the "Subscription Period"). The subscription price will be the Fund's initial net asset value of $12 per share. Orders to purchase shares of the Fund received during the Subscription Period will be accepted when the Fund commences operations. Checks accompanying orders must be received in good order during the Subscription Period and will be held uninvested until 4:00 p.m. on April 6, 1998.



March 2, 1998

This prospectus sets forth concisely the information about Scudder Real Estate Investment Fund, a non-diversified series of Scudder Investment Trust, an open-end management investment company, that a prospective investor should know before investing. Please retain it for future reference.

If you require more detailed information, a Statement of Additional Information dated March 2, 1998, as amended from time to time, may be obtained without charge by writing Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 or calling 1-800-225-2470. The Statement, which is incorporated by reference into this prospectus, has been filed with the Securities and Exchange Commission and is available along with other related materials on the SEC's Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Contents--see page 3.

-----------------------------------
NOT FDIC-   /   MAY LOSE VALUE
INSURED     /   NO BANK GUARANTEE
-----------------------------------

SCUDDER        (logo)

Scudder
Real Estate
Investment
Fund


Prospectus
March 2, 1998




A pure no-load(TM) (no sales charges) mutual fund which seeks long-term capital growth and current income by investing primarily in equity securities of companies in the real estate industry.

 Expense information

How to compare a Scudder Family of Funds pure no-load(TM) fund

This information is designed to help you understand the various costs and expenses of investing in Scudder Real Estate Investment Fund (the "Fund"). By reviewing this table and those in other mutual funds' prospectuses, you can compare the Fund's fees and expenses with those of other funds. With Scudder's pure no-load(TM) funds, you pay no commissions to purchase or redeem shares, or to exchange from one fund to another. As a result, all of your investment goes to work for you.

1) Shareholder transaction expenses: Expenses charged directly to your individual account in the Fund for various transactions.

     Sales commissions to purchase shares (sales load)                 NONE
     Commissions to reinvest dividends                                 NONE
     Redemption fees                                                   1.00% *
     Fees to exchange shares                                           1.00% *


2) Annual Fund operating expenses: Estimated expenses paid by the Fund before it distributes its net investment income, expressed as a percentage of the Fund's average daily net assets for the initial fiscal period ending August 31, 1998.


     Investment management fee (after waiver)                          0.00% **
     12b-1 fees                                                        NONE
     Other expenses (after reimbursements)                             1.25% **
                                                                       -----
     Total Fund operating expenses (after waiver and reimbursements)   1.25% **
                                                                       =====
Example

Based on the estimated level of total Fund operating expenses listed above, the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by the Fund before it distributes its net investment income to shareholders.

                         1 Year                   3 Years
                         ------                   -------
                          $13                      $40

See "Fund organization--Investment adviser" for further information about the investment management fee. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Fund operating expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown.

* There is a 1% fee retained by the Fund which is imposed only on redemptions or exchanges of shares held less than one year. You may redeem by writing or calling the Fund. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information--Redeeming shares."


** Until December 31, 1998, the Adviser and certain of its subsidiaries have agreed to waive and/or reimburse all or portions of their fees payable by the Fund to the extent necessary so that the total annualized expenses of the Fund do not exceed 1.25% of average daily net assets. If the Adviser and its subsidiaries had not agreed to waive and/or reimburse all or portions of their fees, it is estimated that annualized Fund expenses would be: investment management fee 0.80%, other expenses 1.17% and total operating expenses 1.97% for the initial fiscal period ending August 31, 1998. Estimates are based on a full fiscal year.

 A message from the President

[Photo of Edmond D. Villani]
Edmond D. Villani, President
and CEO, Scudder Kemper
Investments, Inc.

Scudder Kemper Investments, Inc., investment adviser to the Scudder Family of Funds, is one of the largest and most experienced investment management organizations worldwide, managing more than $200 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, and private family and individual accounts. It is one of the ten largest mutual fund companies in the U.S.

We offered America's first no-load mutual fund in 1928, and today the Scudder Family of Funds includes over 45 no-load mutual fund portfolios. We also manage the mutual funds in a special program for the American Association of Retired Persons, as well as the fund options available through Scudder Horizon Plan, a tax-advantaged variable annuity. We also advise The Japan Fund, and numerous other open and closed-end funds that invest in this country and other countries around the world.

The Scudder Family of Funds is designed to make investing easy and less costly. It includes money market, tax free, income and growth funds as well as IRAs, 401(k)s, Keoghs and other retirement plans.

Services available to shareholders include toll-free access to the professional service representatives of Scudder Investor Relations, easy exchange among funds, shareholder reports, informative newsletters and the walk-in convenience of Scudder Investor Centers.

The Scudder Family of Funds includes those Funds, or classes of Funds, advised by Scudder Kemper Investments, Inc., that are offered without commissions to purchase or redeem shares or to exchange from one fund to another. There are no 12b-1 fees either, which many other funds now charge to support their marketing efforts. All of your investment goes to work for you. We look forward to welcoming you as a shareholder.

 /s/Edmond D. Villani



 Scudder Real Estate
 Investment Fund


Investment objective

o long-term capital growth and current income by investing primarily in equity securities of companies in the real estate industry

Investment characteristics

o    provides low cost liquid exposure to the U.S. real estate market

o seeks to provide long-term capital growth, above-average dividend potential and enhanced portfolio diversification

o    a pure no-load(TM) fund with no sales charges, commissions or 12b-1 fees

o a 1% redemption and exchange fee on shares held less than one year, retained by the Fund for the benefit of remaining shareholders


 Contents

Investment objective and policies ....................4
Why invest in the Fund? ..............................5
Investment experience of the Adviser .................6
Additional information about policies
   and investments....................................6
Distribution and performance information ............10
Fund organization ...................................11
Transaction information .............................12
Shareholder benefits ................................16
Purchases ...........................................19
Exchanges and redemptions ...........................20
Trustees and Officers ...............................22
Investment products and services ....................23
How to contact Scudder...................... Back cover

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 Investment objective and policies

Scudder Real Estate Investment Fund (the "Fund"), a non-diversified series of Scudder Investment Trust (the "Trust"), seeks long-term capital growth and current income by investing primarily in equity securities of companies in the real estate industry. The Fund's investment adviser, Scudder Kemper Investments, Inc. (the "Adviser"), uses a systematic, proprietary investment approach to identify real estate investment trusts and other real estate equity securities that, in the opinion of the Adviser, offer above average total return potential over time.

The Fund seeks to provide long-term capital growth and above-average dividend income relative to other equity securities, while enhancing the long-term diversification of the asset classes in an investor's total personal portfolio.

The Fund will invest in a wide array of income-producing real estate equity securities, identified through a disciplined, quantitative investment strategy; however, investment in the Fund does entail above-average investment risk. Shares of the Fund should be purchased with a long-term horizon in mind. To encourage long-term investment, a 1% redemption and exchange fee on shares held less than one year, described more fully below, is payable to the Fund for the benefit of remaining shareholders.

Except as otherwise indicated, the Fund's investment objective and policies are not fundamental and may be changed without a vote of shareholders. If there is a change in the Fund's investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that the Fund's objective will be met.

Investments

The Fund attempts to achieve its investment objective by investing, under normal circumstances, at least 80% of its total assets in real estate investment trusts ("REITs") and the securities of other companies that are principally engaged in the real estate industry. A company will be considered to be principally engaged in the real estate industry if, in the determination of the Adviser, at least 50% of its revenue or at least 50% of the market value of its assets is attributable to the ownership, construction, management, financing or sale of residential, commercial or industrial real estate. Eligible investments for the Fund include companies directly and indirectly involved in the real estate industry, including real estate brokers and developers, real estate operating companies, hotel and real estate chains, builders, mortgage lenders, manufacturers and distributors of building supplies, real estate master limited partnerships, equity REITs, mortgage REITs and hybrid REITs. The Adviser uses a proprietary, computer-based model to identify real estate securities that, in its opinion, are selling at reasonable valuations, while offering attractive long-term growth prospects.


The Fund may invest up to 10% of its total assets in securities of foreign real estate companies. The Fund may also invest up to 20% of its total assets in preferred stocks, convertible securities, warrants and rights and enter into repurchase agreements and reverse repurchase agreements.

In addition, the Fund may engage in strategic transactions, using such derivatives contracts as index options and futures, to increase stock market participation, enhance liquidity and manage transaction costs.


For temporary defensive purposes, the Fund may invest without limit in cash and cash equivalents and in U.S. Treasury, agency and instrumentality obligations. These investments may be utilized when the Adviser deems such a position advisable in light of economic or market conditions. It is impossible to predict accurately how long such alternative strategies may be utilized. More information about these investment techniques is provided under "Additional information about policies and investments."

Real estate investment trusts

The Fund expects to invest a substantial portion of its assets in shares of REITs. REITs pool investor funds for allocation to income-producing real estate or real estate-related loans or interests. These could involve office buildings, shopping centers, malls, factory outlet centers, manufactured home communities, industrial properties, self-storage facilities, recreational facilities, health-care facilities, apartment complexes and hotels. A REIT is not taxed on income distributed to shareholders if it complies with several IRS requirements relating to its organization, ownership, assets and income and, further, if it distributes to its shareholders at least 95% of its taxable income each year.

REITs are typically classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs own properties and, as such, derive their income primarily from rents and lease payments. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs. Of these three basic types of REITs, the Fund expects to invest predominantly in equity REITs.

Systematic investment approach

The Fund is actively managed using a disciplined, quantitative investment strategy. The Adviser uses an internally developed model to identify a portfolio of REITs and other real estate equity securities that may offer added portfolio diversification and competitive total return potential over time.

Diversification within the real estate asset class is an important component of the Fund's investment management process. To help mitigate volatility of the Fund's share price relative to the real estate securities sector, the Adviser expects to maintain wide geographic and property class diversification. Risk is further managed by employing specialized portfolio management techniques which help assess the risk of each individual security and its impact on the return patterns of the overall portfolio. Despite these techniques, which may not be successful, the Fund's share price can move up and down significantly, even over short periods of time, due to the focused nature of the investment.


 Why invest in the Fund?

Scudder Real Estate Investment Fund offers a convenient and professionally managed way to take advantage of the long-term growth and income opportunities offered by the real estate industry. Real estate securities such as REITs can provide an attractive alternative to direct investment in real estate by combining the liquidity of common stocks with the fundamental investment attributes and benefits of real estate. REITs tend to pay higher dividends than other types of common stocks as a result of their underlying investments and special tax structure.

While the Fund may invest in a broad range of real estate securities, it is not itself a complete investment program. Nonetheless, by representing a distinct asset class, it can help improve the diversification of an investment portfolio that is already holding other types of stock and fixed-income securities. Historically, real estate investments have not always moved in tandem with traditional investments such as stocks, bonds and cash. Thus, owning Fund shares can help add balance to a personal investment portfolio.

The Fund offers low-cost, easy access to an investment category in which individual investors might find it difficult to participate on their own.
Investors might find it a challenge to analyze data across various property types and geographic regions, and receive complete, up-to-date financial information in order to buy and sell REITs and real estate securities at favorable prices. The Fund's portfolio management team assumes the burden of these varied responsibilities on behalf of shareholders.


 Investment experience of the Adviser

The Adviser is one of America's largest investment managers and has been involved in U.S. stock investing for over 75 years. The Adviser has been investing in real estate securities for an extended period for many of its actively managed mutual funds and separate accounts. Members of the Fund's portfolio management team also manage Scudder Micro Cap Fund and Scudder Small Company Value Fund, with combined assets of $348 million as of December 31, 1997.


 Additional information about policies and investments

Investment restrictions


The Fund has certain investment restrictions which are designed to reduce the Fund's investment risk. Fundamental investment restrictions may not be changed without a vote of shareholders; non-fundamental investment restrictions may be changed by a vote of the Trust's Board of Trustees. A complete listing of investment restrictions is contained under "Investment Restrictions" in the Fund's Statement of Additional Information.

As a matter of fundamental policy, the Fund may not borrow money, except as permitted under Federal law. Further, as a matter of non-fundamental policy, the Fund may not borrow money in an amount greater than 5% of total assets, except for temporary or emergency purposes, although the Fund may engage up to 5% of total assets in reverse repurchase agreements or dollar rolls.


As a matter of fundamental policy, the Fund may not make loans except through the lending of portfolio securities, the purchase of debt securities or interests in indebtedness or through repurchase agreements. The Fund has adopted a non-fundamental policy restricting the lending of portfolio securities to no more than 5% of total assets.

A complete description of these and other policies and restrictions is contained under "Investment Restrictions" in the Fund's Statement of Additional Information.

Common stocks


Common stocks are issued by companies to raise cash for business purposes and represent a proportionate interest in the issuing companies. Therefore, the Fund participates in the success or failure of any company in which it holds stock. The market values of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perception and general economic or financial market movements. Smaller companies are especially sensitive to these factors and may even become valueless. Despite the risk of price volatility, however, common stocks also offer the greatest potential for gain on investment compared to other classes of financial assets such as bonds or cash equivalents.

Repurchase agreements

As a means of earning income for periods as short as overnight, the Fund may enter into repurchase agreements with selected banks and broker/dealers. Under a repurchase agreement, the Fund acquires securities, subject to the seller's agreement to repurchase them at a specified time and price.

Illiquid securities

The Fund may invest in securities for which there is not an active trading market, or which have resale restrictions. These types of securities generally offer a higher return than more readily marketable securities, but carry the risk that the Fund may not be able to dispose of them at an advantageous time or price.

Foreign securities

In addition to investments in companies domiciled in the U.S. and securities issued by U.S. entities with substantial foreign holdings, the Fund may invest up to 10% of the Fund's total assets in listed and unlisted foreign securities that meet the same criteria as the Fund's domestic holdings. The Fund may invest in foreign securities when the anticipated performance of foreign securities is believed by the Adviser to offer more potential than domestic alternatives, in keeping with the investment objective of the Fund.

Obligations of U.S. Government agencies and instrumentalities

Obligations of U.S. Government agencies and instrumentalities are debt securities issued or guaranteed by U.S. Government-sponsored enterprises and federal agencies. Some of such obligations are supported by (a) the full faith and credit of the U.S. Treasury (such as Government National Mortgage Association participation certificates), (b) the limited authority of the issuer to borrow from the U.S. Treasury (such as securities of the Federal Home Loan
Bank), (c) the authority of the U.S. Government to purchase certain obligations of the issuer (such as securities of the Federal National Mortgage Association) or (d) only the credit of the issuer. In the case of obligations not backed by the full faith and credit of the U.S. Government, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, which agency may be privately owned. The Fund will invest in obligations of U.S. Government agencies and instrumentalities only when the Adviser is satisfied that the credit risk with respect to the issuer is minimal.

Strategic Transactions and derivatives

The Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of fixed-income securities in the Fund's portfolio or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time, as new instruments and strategies are developed or regulatory changes occur.

In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all of the above are called "Strategic Transactions").

Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of fixed-income securities in the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain, although no more than 5% of the Fund's total assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend upon the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not to create leveraged exposure in the Fund. Please refer to "Risk factors--Strategic Transactions and derivatives" for more information.


Risk factors

The Fund's risks are determined by the nature of the securities held and the portfolio management strategies used by the Adviser. The following are descriptions of certain risks related to the investments and techniques that the Fund may use from time to time.

Real estate investment trusts. Investment in REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks). REITs are sensitive to various factors, such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.


REITs in which the Fund invests may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that certain REITs may concentrate investments in particular geographic regions or property types. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Fund's investments to decline. During periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such mortgage REITs. In addition, a mortgage REIT may be affected by the ability of borrowers to repay when due, the debt extended by the REIT. Similarly, equity REITs may be affected by the ability of tenants to pay rent.


A REIT must distribute dividends at least equal to 95% of its taxable income annually and, thus, is unable to retain significant amounts of capital with which to grow. Therefore, REITs depend more than other businesses upon their ability to access capital markets. Without raising new capital, REITs would not be able to acquire or develop additional properties, and growth would be highly dependent on improved results from existing properties.


Industry concentration. The Fund "concentrates," for purposes of the Investment Company Act of 1940 (the "1940 Act"), its assets in securities related to the real estate industry, which means that at least 25% of its total assets will be invested in these holdings at all times. As a result, the Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through the Fund, a shareholder will bear not only his proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

Repurchase agreements. If the seller under a repurchase agreement becomes insolvent, the Fund's right to dispose of the securities may be restricted. In the event of the commencement of bankruptcy or insolvency proceedings of the seller of the securities before repurchase of the securities under a repurchase agreement, the Fund may encounter delay and incur costs, including a decline in value of the securities, before being able to sell the securities.

Illiquid securities. The absence of a trading market can make it difficult to ascertain a market value for these investments. Disposing of illiquid securities may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price.

Foreign securities. Investments in foreign securities involve special considerations, due to more limited information, higher brokerage costs and different accounting standards. They may also entail certain risks, such as possible imposition of dividend or interest withholding or confiscatory taxes, possible currency blockages or transfer restrictions, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Foreign securities may be less liquid and more volatile than comparable domestic securities, and there is less government regulation of stock exchanges, brokers, listed companies and banks than in the U.S. Purchases of foreign securities are usually made in foreign currencies and, as a result, the Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar.

Non-diversified investment company. As a non-diversified investment company, the Fund may invest a greater proportion of its assets in the securities of a smaller number of issuers and therefore may be subject to greater market and credit risk than a more broadly diversified portfolio.

Strategic Transactions and derivatives. Strategic Transactions, including derivative contracts, have risks associated with them, including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Fund's incurring losses as a result of a number of factors, including the imposition of exchange controls, suspension of settlements or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures contracts and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position.

Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. The Strategic Transactions that the Fund may use and some of their risks are described more fully in the Fund's Statement of Additional Information.


 Distribution and performance information

Dividends and capital gains distributions


The Fund intends to distribute dividends from its net investment income quarterly in March, June, September and December. The Fund intends to distribute net realized capital gains after utilization of capital loss carryforwards, if any, in November or December to prevent application of a federal excise tax. An additional distribution may be made, if necessary. Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared.


According to preference, shareholders may receive distributions in cash or have them reinvested in additional shares of the Fund. If an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholder's account.

Generally, dividends from net investment income are taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable to individual shareholders at a maximum 20% or 28% capital gains rate (depending on the Fund's holding period for the assets giving rise to the gain), regardless of the length of time shareholders have owned their shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income.

A portion of the dividends paid by REITs may represent a return of capital. As a result, it is expected that a portion of the Fund's dividends may also be a return of capital. Return of capital dividends are not taxed currently, but you must deduct them from the cost basis of your investment in the Fund thereby affecting the capital gain or loss you realize when you sell or exchange Fund shares. REITs may also pay capital gain distributions to shareholders.


REITs do not provide information about the tax status of their distributions until after calendar year-end. As a result, the Fund cannot determine the proportion of its distributions that are dividends, capital gains or a return of capital until after the January 31 deadline for 1099-DIV reporting. Therefore, the Fund plans to request permission from the IRS each year to mail tax forms to shareholders in February so that the information you receive is complete and accurate.


Under normal investment conditions, it is anticipated that the Fund's portfolio turnover rate will not exceed 100% for the initial fiscal year. However, economic and market conditions may necessitate more active trading, resulting in a higher portfolio turnover rate. A higher rate involves greater brokerage expenses to the Fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed.

Performance information

From time to time, quotations of the Fund's performance may be included in advertisements, sales literature or shareholder reports. All performance figures are historical, show the performance of a hypothetical investment and are not intended to indicate future performance. "Total return" is the change in value of an investment in the Fund for a specified period. The "average annual total return" of the Fund is the average annual compound rate of return of an investment in the Fund, assuming the investment has been held for the life of the Fund as of a stated ending date. "Cumulative total return" represents the cumulative change in value of an investment in the Fund for various periods. All types of total return calculations assume that all dividends and capital gains distributions during the period were reinvested in shares of the Fund. Performance will vary based upon, among other things, changes in market conditions and the level of the Fund's expenses.


 Fund organization


Scudder Real Estate Investment Fund is a non-diversified series of Scudder Investment Trust, an open-end management investment company registered under the 1940 Act. The Trust, formerly known as Scudder Growth and Income Fund, was organized as a Massachusetts business trust in September 1984.


The Fund's activities are supervised by the Trust's Board of Trustees. Shareholders have one vote for each share held on matters on which they are entitled to vote. The Trust is not required to hold and has no current intention of holding annual shareholder meetings, although special meetings may be called for purposes such as electing or removing Trustees, changing fundamental investment policies or approving an investment management contract. Shareholders will be assisted in communicating with other shareholders in connection with removing a Trustee as if Section 16(c) of the 1940 Act were applicable.

Investment adviser

The Fund retains the investment management firm of Scudder Kemper Investments, Inc., a Delaware corporation formerly known as Scudder, Stevens & Clark, Inc., to manage its daily investment and business affairs subject to the policies established by the Board of Trustees. The Trustees have overall responsibility for the management of the Fund under Massachusetts law.

Scudder, Stevens & Clark, Inc. ("Scudder"), and Zurich Insurance Company ("Zurich"), an international insurance and financial services organization, have formed a new global investment organization by combining Scudder's business with that of Zurich's subsidiary, Zurich Kemper Investments, Inc. and Scudder has changed its name to Scudder Kemper Investments, Inc. As a result of the transaction, Zurich owns approximately 70% of the Adviser, with the balance owned by the Adviser's officers and employees.


The Fund pays the Adviser an annual fee of 0.80% of the Fund's average daily net assets. The fee is payable monthly, provided that the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid.


The Adviser has agreed to maintain the annualized expenses of the Fund at no more than 1.25% of the average daily net assets of the Fund until December 31, 1998.

Under the Investment Management Agreement with the Adviser, the Fund is responsible for all of its expenses, including fees and expenses incurred in connection with membership in investment company organizations; fees and expenses of the Fund's accounting agent; brokers' commissions; legal, auditing and accounting expenses; taxes and governmental fees; the fees and expenses of the transfer agent; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of Trustees, officers and employees of the Trust who are not affiliated with the Adviser; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians.

All of the Fund's expenses are paid out of gross investment income. Shareholders pay no direct charges or fees for investment or administrative services.

Scudder Kemper Investments, Inc. is located at
Two International Place, Boston, Massachusetts.

Transfer agent

Scudder Service Corporation, P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer, shareholder servicing and dividend-paying agent for the Fund.

Underwriter

Scudder Investor Services, Inc., a subsidiary of the Adviser, is the Fund's principal underwriter. Scudder Investor Services, Inc. confirms, as agent, all purchases of shares of the Fund. Scudder Investor Relations is a telephone information service provided by Scudder Investor Services, Inc.

Fund accounting agent

Scudder Fund Accounting Corporation, a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the general accounting records of the Fund.

Custodian

State Street Bank and Trust Company is the Fund's custodian.


 Transaction information

Purchasing shares

Purchases are executed at the next calculated net asset value per share after the Fund's transfer agent receives the purchase request in good order. Purchases are made in full and fractional shares. (See "Share price.")

By check. If you purchase shares with a check that does not clear, your purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. Checks must be drawn on or payable through a U.S. bank. If you purchase shares by check and redeem them within seven business days of purchase, the Fund may hold redemption proceeds until the purchase check has cleared. If you purchase shares by federal funds wire, you may avoid this delay. Redemption requests by telephone prior to the expiration of the seven-day period will not be accepted.

By wire. To open a new account by wire, first call Scudder at 1-800-225-5163 to obtain an account number. A representative will instruct you to send a completed, signed application to the transfer agent. Accounts cannot be opened without a completed, signed application and a Scudder fund account number. Contact your bank to arrange a wire transfer to:

        The Scudder Funds
        State Street Bank and Trust Company
        Boston, MA 02101
        ABA Number 011000028
        DDA Account 9903-5552

Your wire instructions must also include:
-- the name of the fund in which the money is to be invested, -- the account number of the fund, and -- the name(s) of the account holder(s).

The account will be established once the application and money order are received in good order.

You may also make additional investments of $100 or more to your existing account by wire.

By telephone order. Existing shareholders may purchase shares at a certain day's price by calling 1-800-225-5163 before the close of regular trading on the New York Stock Exchange (the "Exchange"), normally 4 p.m. eastern time, on that day. Orders must be for $10,000 or more and cannot be for an amount greater than four times the value of your account at the time the order is placed. A confirmation with complete purchase information is sent shortly after your order is received. You must include with your payment the order number given at the time the order is placed. If payment by check or wire is not received within three business days, the order is subject to cancellation and the shareholder will be responsible for any loss to the Fund resulting from this cancellation. Telephone orders are not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

By "QuickBuy." If you elected "QuickBuy" for your account, you can call toll-free to purchase shares. The money will be automatically transferred from your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "QuickBuy," call 1-800-225-5163 for more information.

To purchase additional shares, call 1-800-225-5163. Purchases may not be for more than $250,000. Proceeds in the amount of your purchase will be transferred from your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. "QuickBuy" requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day.

If you purchase shares by "QuickBuy" and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account, the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. "QuickBuy" transactions are not available for most retirement plan accounts. However, "QuickBuy" transactions are available for Scudder IRA accounts.

Exchanging and redeeming shares


Upon the redemption or exchange of shares held less than one year, a fee of 1% of the current net asset value of the shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The fee is waived for all shares purchased through certain retirement plans, including 401(k) plans, 403(b) plans, 457 plans, Keogh accounts, and Profit Sharing and Money Purchase Pension Plans. However, if such shares are purchased through a broker, financial institution or recordkeeper maintaining an omnibus account for the shares, such waiver may not apply. (Before purchasing shares, please check with your account representative concerning the availability of the fee waiver.) In addition, this waiver does not apply to any IRA and SEP-IRA accounts. This fee is intended to encourage long-term investment in the Fund, to avoid transaction and other expenses caused by early redemptions, and to facilitate portfolio management. The fee is not a deferred sales charge, is not a commission paid to the Adviser or its subsidiaries, and does not benefit the Adviser in any way. The Fund reserves the right to modify the terms of or terminate this fee at any time.

The fee applies to redemptions from the Fund and exchanges to other funds in the Scudder Family of Funds, but not to dividend or capital gains distributions which have been automatically reinvested in the Fund.

The fee is applied to the shares being redeemed or exchanged in the order in which they were purchased. See "Exchanges and Redemptions" in the Fund's Statement of Additional Information for a more detailed description of the redemption fee.

Exchanges. The Fund may be exchanged for shares of other funds in the Scudder Family of Funds unless otherwise determined by the Board of Trustees. Your new account will have the same registration and address as your existing account.

The exchange requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. Please call 1-800-225-5163 for more information, including information about the transfer of special account features.

You can also make exchanges among your Scudder fund accounts on SAIL, the Scudder Automated Information Line, by calling 1-800-343-2890.

Redemption by telephone. This is the quickest and easiest way to sell Fund shares. If you provided your banking information on your application, you can call to request that federal funds be sent to your authorized bank account. If you did not include your banking information on your application, call 1-800-225-5163 for more information.

Redemption proceeds will be wired to your bank unless otherwise requested. If your bank cannot receive federal reserve wires, redemption proceeds will be mailed to your bank. There will be a $5 charge for all wire redemptions.

You can also make redemptions from your Scudder fund account on SAIL by calling 1-800-343-2890.

If you open an account by wire, you cannot redeem shares by telephone until the Fund's transfer agent has received your completed and signed application. Telephone redemption is not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

In the event that you are unable to reach the Fund by telephone, you should write to the Fund; see "How to contact Scudder" for the address.

By "QuickSell." If you elected "QuickSell" for your account, you can call toll-free to redeem shares. The money will be automatically transferred to your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "QuickSell," call 1-800-225-5163 for more information.

To redeem shares, call 1-800-225-5163. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. "QuickSell" requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day.

"QuickSell" transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

Signature guarantees. For your protection and to prevent fraudulent redemptions, on written redemption requests in excess of $100,000 we require an original signature and an original signature guarantee for each person in whose name the account is registered. (The Fund reserves the right, however, to require a signature guarantee for all redemptions.) You can obtain a signature guarantee from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities associations or clearing agencies deemed eligible by the Securities and Exchange Commission. Signature guarantees by notaries public are not acceptable. Redemption requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. For more information, please call 1-800-225-5163.

Telephone transactions

Shareholders automatically receive the ability to exchange by telephone and the right to redeem by telephone up to $100,000 to their address of record. Shareholders also may, by telephone, request that redemption proceeds be sent to a predesignated bank account. The Fund uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording telephone calls, testing a caller's identity and sending written confirmation of telephone transactions. If the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Share price

Purchases and redemptions, including exchanges, are made at net asset value. Scudder Fund Accounting Corporation determines net asset value per share as of the close of regular trading on the Exchange, normally 4 p.m. eastern time, on each day the Exchange is open for trading. Net asset value per share is calculated by dividing the value of total Fund assets, less all liabilities, by the total number of shares outstanding.

Processing time

All purchase and redemption requests must be received in good order by the Fund's transfer agent. Those requests received by the close of regular trading on the Exchange are executed at the net asset value per share calculated at the close of regular trading that day.

Purchase and redemption requests received after the close of regular trading on the Exchange will be executed the following business day.

If you wish to make a purchase of $500,000 or more, you should notify Scudder Investor Relations by calling 1-800-225-5163.

The Fund will normally send your redemption proceeds within one business day following the redemption request, but may take up to seven business days (or longer in the case of shares recently purchased by check).

Purchase restrictions

Purchases and sales should be made for long-term investment purposes only. The Fund and Scudder Investor Services, Inc. each reserves the right to reject purchases of Fund shares (including exchanges) for any reason including when a pattern of frequent purchases and sales made in response to short-term fluctuations in the Fund's share price appears evident.

Tax information

A redemption of shares, including an exchange into another Scudder fund, is a sale of shares and may result in a gain or loss for income tax purposes.

Tax identification number

Be sure to complete the Tax Identification Number section of the Fund's application when you open an account. Federal tax law requires the Fund to withhold 31% of taxable dividends, capital gains distributions and redemption and exchange proceeds from accounts (other than those of certain exempt payees) without a certified Social Security or correct tax identification number and certain other certified information, or upon notification from the IRS or a broker that withholding is required. The Fund reserves the right to reject new account applications without a certified Social Security or correct tax identification number. The Fund also reserves the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the Fund with a correct tax identification number during the 30-day notice period.

Minimum balances

Shareholders should maintain a share balance worth at least $2,500, which amount may be changed by the Board of Trustees. Scudder retirement plans and certain other accounts have similar or lower minimum balance requirements. A shareholder may open an account with at least $1,000, if an automatic investment plan of $100/month is established.

Shareholders who maintain a non-fiduciary account balance of less than $2,500 in the Fund, without establishing an automatic investment plan, will be assessed an annual $10.00 per fund charge with the fee to be paid to the Fund. The $10.00 charge will not apply to shareholders with a combined household account balance in any of the Scudder Funds of $25,000 or more. The Fund reserves the right, following 60 days' written notice to shareholders, to redeem all shares in accounts below $250, including accounts of new investors, where a reduction in value has occurred due to a redemption or exchange out of the account. The Fund will mail the proceeds of the redeemed account to the shareholder. Reductions in value that result solely from market activity will not trigger an involuntary redemption. Retirement accounts and certain other accounts will not be assessed the $10.00 charge or be subject to automatic liquidation. Please refer to "Exchanges and Redemptions--Other information" in the Fund's Statement of Additional Information for more information.

Third party transactions

If purchases and redemptions of Fund shares are arranged and settlement is made at an investor's election through a member of the National Association of Securities Dealers, Inc., other than Scudder Investor Services, Inc., that member may, at its discretion, charge a fee for that service.


 Shareholder benefits

Experienced professional management

Scudder Kemper Investments, Inc., one of the nation's most experienced investment management firms, actively manages your Scudder fund investment. Professional management is an important advantage for investors who do not have the time or expertise to invest directly in individual securities.

A team approach to investing


Scudder Real Estate Investment Fund is managed by a team of investment professionals who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund's portfolio. They are supported by the Adviser's large staff of economists, research analysts, traders and other investment specialists who work in the Adviser's offices across the United States and abroad. The Adviser believes its team approach benefits Fund investors by bringing together many disciplines and leveraging its extensive resources.


Philip S. Fortuna, Portfolio Manager, joined the Adviser in 1986 as a manager of institutional equity accounts, served as director of quantitative services from 1987 to 1993 and director of investment operations from 1993 to 1995. From 1995 to 1997 he was involved in global planning and new product development in addition to his portfolio management responsibilities. Mr. Fortuna is currently director of the Adviser's quantitative group.


James M. Eysenbach, Portfolio Manager, joined the Adviser in 1991 as a senior quantitative analyst, served as director of quantitative services from 1993 to 1997 and has been co-manager of quantitative equity products since 1995. He is currently managing portfolios full-time. Mr. Eysenbach has more than 10 years investment management experience, specializing in quantitative research, analysis and portfolio management.


Jennifer P. Carter, Portfolio Manager, joined the Adviser in 1992 as a senior quantitative analyst. Ms. Carter has more than eight years of industry experience including two years specializing in real estate research.


SAIL(TM)--Scudder Automated Information Line

For personalized account information including fund prices, yields and account balances, to perform transactions in existing Scudder fund accounts, or to obtain information on any Scudder fund, shareholders can call Scudder's Automated Information Line (SAIL) at 1-800-343-2890, 24 hours a day. During periods of extreme economic or market changes, or other conditions, it may be difficult for you to effect telephone transactions in your account. In such an event you should write to the Fund; please see "How to contact Scudder" for the address.

Investment flexibility


Scudder offers toll-free telephone exchange between funds at current net asset value. You can move your investments among money market, income, growth, tax-free and growth and income funds with a simple toll-free call or, if you prefer, by sending your instructions through the mail or by fax. (The exchange privilege may not be available for certain Scudder funds or classes thereof. For more information, please call 1-800-225-5163.) Telephone and fax redemptions and exchanges are subject to termination and their terms are subject to change at any time by the Fund or the transfer agent. In some cases, the transfer agent or Scudder Investor Services, Inc. may impose additional conditions on telephone transactions.


Personal Counsel(SM) -- A Managed Fund Portfolio Program

If you would like to receive direct guidance and management of your overall mutual fund portfolio to help you pursue your investment goals, you may be interested in Personal Counsel from Scudder. Personal Counsel, a program of Scudder Investor Services, Inc., a registered investment adviser and a subsidiary of Scudder Kemper Investments, Inc., combines the benefits of a customized portfolio of pure no-load Scudder Funds with ongoing portfolio monitoring and individualized service, for an annual fee of generally 1% or less of assets (with a $1,000 minimum). In addition, it draws upon the Adviser's more than 75-year heritage of providing investment counsel to large corporate and private clients. If you have $100,000 or more to invest initially and would like more information about Personal Counsel, please call 1-800-700-0183.

Dividend reinvestment plan

You may have dividends and distributions automatically reinvested in additional Fund shares. Please call 1-800-225-5163 to request this feature.


Shareholder statements

You will receive a detailed statement summarizing account activity, including dividend and capital gain reinvestment, purchases and redemptions. All of your statements should be retained to help you keep track of account activity and the cost of shares for tax purposes.


Shareholder reports

In addition to account statements, you receive periodic shareholder reports highlighting relevant information, including investment results and a review of portfolio changes.

To reduce the volume of mail you receive, only one copy of most Fund reports, such as the Fund's Annual Report, may be mailed to your household (same surname, same address). Please call 1-800-225-5163 if you wish to receive additional shareholder reports.

Newsletters

Four times a year, Scudder sends you Perspectives, an informative newsletter covering economic and investment developments, service enhancements and other topics of interest to Scudder fund investors.

Scudder Investor Centers

As a convenience to shareholders who like to conduct business in person, Scudder Investor Services, Inc. maintains Investor Centers in Boca Raton, Boston, Chicago, New York and San Francisco.

T.D.D. service for the hearing impaired

Scudder's full range of investor information and shareholder services is available to hearing impaired investors through a toll-free T.D.D. (Telephone Device for the Deaf) service. If you have access to a T.D.D., call 1-800-543-7916 for investment information or specific account questions and transactions.

 Purchases


Opening              Minimum initial investment: $2,500; IRAs $1,000
an account           Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums.
                     See appropriate plan literature.


                     o  By Mail              Send your completed and signed application and check
Make checks
payable to "The
ScudderFunds."                                   by regular mail to:       or      by express, registered,
                                                                                   or certified mail to:


                                                 The Scudder Funds                 The Scudder Funds
                                                 P.O. Box 2291                     66 Brooks Drive
                                                 Boston, MA                        Braintree, MA  02184
                                                 02107-2291


                     o   By Wire             Please see Transaction information--Purchasing shares--
                                             By wire for details, including the ABA wire transfer number.
                                             Then call 1-800-225-5163 for instructions.

                     o   In Person           Visit one of our Investor Centers to complete your application with the help of a Scudder representative. Investor Center locations are listed under Shareholder benefits.
------------------------------------------------------------------------------------------------------------
Purchasing           Minimum additional investment: $100; IRAs $50
additional shares    Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums.
                     See appropriate plan literature.

Make checks          o   By Mail             Send a check with a Scudder investment slip, or with a letter of
payable to "The                              instruction including your account number and the complete
Scudder Funds."                              Fund name, to  the appropriate address listed above.

                     o   By Wire             Please see Transaction information--Purchasing shares--
                                             By wire for details, including the ABA wire transfer number.


                     o   In Person           Visit one of our Investor Centers to make an additional
                                             investment in your Scudder fund account. Investor Center
                                             locations are listed under Shareholder benefits.

                     o   By Telephone        Please see Transaction information--Purchasing shares--
                                             By QuickBuy or By telephone order for more details.

                     o  By Automatic         You may arrange to make investments on a regular basis
                        Investment Plan      through automatic from your bank checking
                        deductions account.  Please call 1-800-225-5163 for more information and an
                        ($50 minimum)        enrollment form.

                                       19



 Exchanges and redemptions


Exchanging         Minimum investments:         $2,500 to establish a new account;
shares                                          $100 to exchange among existing accounts


                   o By Telephone     To speak with a service representative, call 1-800-225-5163 from
                                      8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated
                                      Information Line, call 1-800-343-2890 (24 hours a day).

There is a 1%      o By Mail          Print or type your instructions and include:
fee payable to       or Fax             -   the name of the Fund and the account number you are exchanging from;
the Fund for                            -   your name(s) and address as they appear on your account;
redemptions of                          -   the dollar amount or number of shares you wish to exchange;
shares held                             -   the name of the Fund you are exchanging into;
less than one                           -   your signature(s) as it appears on your account; and
year.                                   -   a daytime telephone number.

                                      Send your instructions

                                      by regular mail to:      or   by express, registered,        or       by fax to:
                                                                    or certified mail to:


                                      The Scudder Funds             The Scudder Funds                       1-800-821-6234
                                      P.O. Box 2291                 66 Brooks Drive
                                      Boston, MA 02107-2291         Braintree, MA  02184


Redeeming          o By Telephone     To speak with a service representative, call 1-800-225-5163 from
shares                                8 a.m. to 8 p.m eastern time or to access SAIL(TM), Scudder's Automated
                                      Information Line, call 1-800-343-2890 (24 hours a day). You may have redemption proceeds sent t predesignated bank account, or redemption proceeds of up to $100,000 sent to your address of record.

There is a 1%      o By Mail          Send your instructions for redemption to the appropriate address or fax number
fee payable to       or Fax           above and include:
the Fund for                            -   the name of the Fund and account number you are redeeming from;
exchanges of                            -   your name(s) and address as they appear on your account;
shares held                             -   the dollar amount or number of shares you wish to redeem;
less than one                           -   your signature(s) as it appears on your account; and
year.                                   -   a daytime telephone number.

                                      A signature guarantee is required for redemptions over $100,000.
                                      See Transaction information--Redeeming shares.

                   o By Automatic     You may arrange to receive automatic cash payments periodically.
                     Withdrawal       Call 1-800-225-5163 for more information and an enrollment form.
                     Plan

 Scudder tax-advantaged retirement plans

Scudder offers a variety of tax-advantaged retirement plans for individuals, businesses and non-profit organizations. These flexible plans are designed for use with the Scudder Family of Funds (except Scudder tax-free funds, which are inappropriate for such plans). Scudder Funds offer a broad range of investment objectives and can be used to seek almost any investment goal. Using Scudder's retirement plans can help shareholders save on current taxes while building their retirement savings.

o Scudder No-Fee IRAs. These retirement plans allow a maximum annual contribution of up to $2,000 per person for anyone with earned income (up to $2,000 per individual for married couples filing jointly, even if only one spouse has earned income). Many people can deduct all or part of their contributions from their taxable income, and all investment earnings accrue on a tax-deferred basis. The Scudder No-Fee IRA charges you no annual custodial fee.


o Scudder Roth No-Fee IRAs. Similar to the traditional IRA in many respects, these retirement plans provide a unique opportunity for qualifying individuals to accumulate investment earnings tax free. Unlike a traditional IRA, with a Roth IRA, if you meet the distribution requirements, you can withdraw your money without paying any taxes on the earnings. No tax deduction is allowed for contributions to a Roth IRA. The Scudder Roth IRA charges you no annual custodial fee.


o 401(k) Plans. 401(k) plans allow employers and employees to make tax-deductible retirement contributions. Scudder offers a full service program that includes recordkeeping, prototype plan, employee communications and trustee services, as well as investment options.

o Profit Sharing and Money Purchase Pension Plans. These plans allow corporations, partnerships and people who are self-employed to make annual, tax-deductible contributions of up to $30,000 for each person covered by the plans. Plans may be adopted individually or paired to maximize contributions. These are sometimes known as Keogh plans.

o 403(b) Plans. Retirement plans for tax-exempt organizations and school systems to which employers and employees may both contribute.

o SEP-IRAs. Easily administered retirement plans for small businesses and self-employed individuals. The maximum annual contribution to SEP-IRA accounts is adjusted each year for inflation. The Scudder SEP-IRA charges you no annual custodial fee.

o Scudder Horizon Plan. A no-load variable annuity that lets you build assets by deferring taxes on your investment earnings. You can start with $2,500 or more.

Scudder Trust Company (an affiliate of the Adviser) is Trustee or Custodian for some of these plans and is paid an annual fee for some of the above retirement plans. For information about establishing a Scudder No-Fee IRA, SEP-IRA, Profit Sharing Plan, Money Purchase Pension Plan or a Scudder Horizon Plan, please call 1-800-225-2470. For information about 401(k)s or 403(b)s please call 1-800-323-6105. To effect transactions in existing IRA, SEP-IRA and most Profit Sharing or Pension Plan accounts, call 1-800-225-5163.

The variable annuity contract is provided by Charter National Life Insurance Company (in New York State, Intramerica Life Insurance Company [S 1802]). The contract is offered by Scudder Insurance Agency, Inc. (in New York State, Nevada and Montana, Scudder Insurance Agency of New York, Inc.). CNL, Inc. is the Principal Underwriter. Scudder Horizon Plan is not available in all states.

Scudder Investor Relations is a service provided through Scudder Investor Services, Inc., Distributor.

 Trustees and Officers


Daniel Pierce*
    President and Trustee

Henry P. Becton, Jr.
    Trustee; President and General Manager,
    WGBH Educational Foundation

Dawn-Marie Driscoll
    Trustee; Executive Fellow, Center for Business Ethics, Bentley College

Peter B. Freeman
    Trustee; Director, The A. H. Belo Company

George M. Lovejoy, Jr.
    Trustee; President and Director,
    Fifty Associates

Wesley W. Marple, Jr.
    Trustee; Professor of Business Administration, Northeastern University

Kathryn L. Quirk*
    Trustee, Vice President and
    Assistant Secretary

Jean C. Tempel
    Trustee; Managing Partner, Technology Equity Partners

Bruce F. Beaty*
    Vice President

Philip S. Fortuna*
    Vice President

William F. Gadsden*
    Vice President

Jerard K. Hartman*
    Vice President

Robert T. Hoffman*
    Vice President

Thomas W. Joseph*
    Vice President

Valerie F. Malter*
    Vice President

Thomas F. McDonough*
    Treasurer, Vice President
    and Secretary

John R. Hebble*
    Assistant Treasurer

Caroline Pearson*
    Assistant Secretary



*Scudder Kemper Investments, Inc.

 Investment products and services


The Scudder Family of Funds+++


Money Market

  Scudder U.S. Treasury Money Fund

  Scudder Cash Investment Trust

  Scudder Money Market Series--

    Premium  Shares*

    Managed Shares*

  Scudder Government Money Market Series--Managed Shares*


Tax Free Money Market+

  Scudder Tax Free Money Fund

  Scudder Tax Free  Money Market Series--Managed  Shares*

  Scudder California Tax Free Money Fund**

  Scudder New York Tax Free Money Fund**


Tax Free+

  Scudder Limited Term Tax Free Fund

  Scudder Medium Term Tax Free Fund

  Scudder Managed Municipal Bonds

  Scudder High Yield Tax Free Fund

  Scudder California Tax Free Fund**

  Scudder Massachusetts Limited
    Term Tax Free Fund**

  Scudder Massachusetts Tax Free Fund**

  Scudder New York Tax Free Fund**

  Scudder Ohio Tax Free Fund**

  Scudder Pennsylvania Tax Free Fund**


U.S. Income

  Scudder Short Term Bond Fund

  Scudder Zero Coupon 2000 Fund

  Scudder GNMA Fund

  Scudder Income Fund

  Scudder High Yield Bond Fund


Global Income

  Scudder Global Bond Fund

  Scudder International Bond Fund

  Scudder Emerging Markets Income Fund


Asset Allocation

  Scudder Pathway Conservative Portfolio

  Scudder Pathway Balanced Portfolio

  Scudder Pathway Growth Portfolio

  Scudder Pathway International Portfolio


U.S. Growth and Income

  Scudder Balanced Fund

  Scudder Growth and Income Fund

  Scudder S&P 500 Index Fund


  Scudder Real Estate Investment Fund



U.S. Growth

  Value

    Scudder Large Company Value  Fund

    Scudder Value Fund

    Scudder Small Company Value Fund

    Scudder Micro Cap Fund


  Growth

    Scudder Classic Growth Fund

    Scudder Large Company Growth Fund

    Scudder Development Fund

    Scudder 21st Century Growth Fund


Global Growth

  Worldwide

    Scudder Global Fund

    Scudder International Growth and Income Fund

    Scudder International Fund

    Scudder Global Discovery Fund

    Scudder Emerging Markets Growth Fund

    Scudder Gold Fund


  Regional

    Scudder Greater Europe Growth Fund

    Scudder Pacific Opportunities Fund

    Scudder Latin America Fund

    The Japan Fund, Inc.


Industry Sector Funds

  Choice Series

    Scudder Financial Services Fund

    Scudder Health Care Fund

    Scudder Technology Fund


Retirement Programs and Education Accounts


Retirement Programs

  Traditional IRA

  Roth IRA

  SEP-IRA

  Keogh Plan

  401(k), 403(b) Plans

  Scudder Horizon Plan **+++ +++
    (a variable annuity)


Education Accounts

  Education IRA

  UGMA/UTMA


Closed-End Funds#

  The Argentina Fund, Inc.

  The Brazil Fund, Inc.

  The Korea Fund, Inc.

  Montgomery Street Income Securities, Inc.

  Scudder Global High Income Fund, Inc.

  Scudder New Asia Fund, Inc.

  Scudder New Europe Fund, Inc.

  Scudder Spain and Portugal Fund, Inc.



For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +++Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds or classes thereof may not be available for purchase or exchange. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *A class of shares of the Fund. **Not available in all states. +++ +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder Kemper Investments, Inc., are traded on the New York Stock Exchange and, in some cases, on various foreign stock exchanges.

 How to contact Scudder

Account Service and Information:

    For existing account service and transactions

         Scudder Investor Relations -- 1-800-225-5163

    For 24 hour account information, fund information, exchanges, and an overview of all the services available to you

         Scudder Electronic Account Services --  http://funds.scudder.com

    For personalized information about your
    Scudder accounts, exchanges and redemptions

             Scudder Automated Information Line (SAIL) -- 1-800-343-2890

Investment Information:

         For information about the Scudder funds, including additional applications and prospectuses, or for answers to investment questions

                  Scudder Investor Relations -- 1-800-225-2470
                  Investor.Relations@scudder.com
                  Scudder's World Wide Web Site -- http://funds.scudder.com

         For establishing 401(k) and 403(b) plans

                  Scudder Defined Contribution Services -- 1-800-323-6105

Scudder Brokerage Services:

         To receive information about this discount brokerage service and to obtain an application

                  Scudder Brokerage Services* -- 1-800-700-0820

Personal CounselSM -- A Managed Fund Portfolio Program:

         To receive information about this mutual fund portfolio guidance and management program

                  Personal Counsel from Scudder -- 1-800-700-0183

Please address all correspondence to:

                  The Scudder Funds
                  P.O. Box 2291
                  Boston, Massachusetts
                  02107-2291

Or Stop by a Scudder Investor Center:

         Many shareholders enjoy the personal, one-on-one service of the Scudder Investor Centers. Check for an Investor Center near you--they can be found in the following cities:

                   Boca Raton       Chicago           San Francisco
                   Boston           New York

Scudder Investor Relations and Scudder Investor Centers are services provided through Scudder Investor Services, Inc., Distributor.

* Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061--Member NASD/SIPC.

                                     Part A


Part A of this Post-Effective Amendment No. 91 to the Registration Statement is incorporated by reference in its entirety to the Scudder Investment Trust's current Post-Effective Amendment No. 84 on Form N-1A filed on August 28, 1997 and to its definitive Rule 497(c) filing on September 5, 1997.

                                     Part B


Part B of this Post-Effective Amendment No. 91 to the Registration Statement is incorporated by reference in its entirety to the Scudder Investment Trust's current Post-Effective Amendment No. 84 on Form N-1A filed on August 28, 1997 and to its definitive Rule 497(c) filing on September 5, 1997.

SCUDDER                                                               [logo]

Scudder S&P 500 Index Fund

Supplement to Prospectus
Dated August 29, 1997

The following table includes selected data for a share outstanding (a) throughout each period and other performance information derived from the financial statements.

                                                                                          For the Period
                                                                                          August 29, 1997
                                                                                           (commencement
                                                                                         of operations) to
                                                                                         December 31, 1997
----------------------------------------------------------------------------------------------------------
                                                                                       -------------------
Net asset value, beginning of period ..........................................               $12.00
                                                                                       -------------------
Income from investment operations:
Net investment income..........................................................                  .05
Net realized and unrealized gain (loss) on investment transactions ............                  .95
                                                                                       -------------------
Total from investment operations ..............................................                $1.00
                                                                                       -------------------
Less distributions from net investment income .................................                 (.06)
                                                                                       -------------------
Net asset value, end of period ................................................               $12.94
----------------------------------------------------------------------------------------------------------
Total Return (%) (b) ..........................................................                 8.34**
Ratios and Supplemental Data
Net assets, end of period ($ millions) ........................................                   17
Ratio of operating expenses, net to average daily net assets (%) (c) ..........                  .40*
Ratio of operating expenses before expense reductions, to average daily net
   assets (%) (c) .............................................................                 4.42*
Ratio of net investment income to average daily net assets (%) ................                 1.35*

(a) Based on monthly average shares outstanding during the period.
(b) Total return would have been lower had certain expenses not been reduced.
(c) Includes expenses of the Equity 500 Index Portfolio.
 *  Annualized
 ** Not annualized


__________, 1998

                       SCUDDER REAL ESTATE INVESTMENT FUND


            A Pure No-Load(TM) (No Sales Charges) Mutual Fund Seeking Long-Term Capital Growth and Current Income by Investing
     Primarily in Equity Securities of Companies in the Real Estate Industry


-------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                                  March 2, 1998

-------------------------------------------------------------------------------

      This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus of Scudder Real Estate Investment Fund dated March 2, 1998, as amended from time to time, copies of which may be obtained without charge by writing to Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103.

                                TABLE OF CONTENTS
                                                                            Page

THE FUND'S INVESTMENT OBJECTIVE AND POLICIES...................................1
      General Investment Objective and Policies................................1
      Master/feeder structure..................................................2
      Specialized Investment Techniques........................................2
      Investment Restrictions.................................................11

PURCHASES.....................................................................12
      Additional Information About Opening An Account.........................12
      Additional Information About Making Subsequent Investments..............13
      Additional Information About Making Subsequent Investments by QuickBuy..13
      Checks..................................................................14
      Wire Transfer of Federal Funds..........................................14
      Share Price.............................................................14
      Share Certificates......................................................14
      Other Information.......................................................14

EXCHANGES AND REDEMPTIONS.....................................................15
      Special Redemption and Exchange Information.............................15
      Exchanges...............................................................15
      Redemption by Telephone.................................................16
      Redemption by QuickSell.................................................17
      Redemption by Mail or Fax...............................................18
      Other Information.......................................................18

FEATURES AND SERVICES OFFERED BY THE FUND.....................................19
      The Pure No-Load(TM) Concept............................................19
      Internet access.........................................................20
      Dividend and Capital Gain Distribution Options..........................21
      Scudder Investor Centers................................................21
      Reports to Shareholders.................................................21
      Transaction Summaries...................................................21

THE SCUDDER FAMILY OF FUNDS...................................................22

SPECIAL PLAN ACCOUNTS.........................................................26
      Scudder Retirement Plans:  Profit-Sharing and Money Purchase Pension
       Plans for Corporations and Self-Employed Individuals...................27
      Scudder 401(k): Cash or Deferred Profit-Sharing Plan for Corporations
      and Self-Employed Individuals...........................................27
      Scudder IRA:  Individual Retirement Account.............................27
      Scudder Roth IRA:  Individual Retirement Account........................28
      Scudder 403(b) Plan.....................................................29
      Automatic Withdrawal Plan...............................................29
      Group or Salary Deduction Plan..........................................29
      Automatic Investment Plan...............................................29
      Uniform Transfers/Gifts to Minors Act...................................30

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.....................................30

                                                                            Page

PERFORMANCE INFORMATION.......................................................30
      Average Annual Total Return.............................................31
      Cumulative Total Return.................................................31
      Total Return............................................................31
      Comparison of Fund Performance..........................................31

ORGANIZATION OF THE FUND......................................................35

INVESTMENT ADVISER............................................................36
      Personal Investments by Employees of the Adviser........................38

TRUSTEES AND OFFICERS.........................................................39

REMUNERATION..................................................................41
      Responsibilities of the Board--Board and Committee Meetings.............41
      Compensation of Officers and Trustees of the Fund.......................41

DISTRIBUTOR...................................................................42

TAXES.........................................................................43

PORTFOLIO TRANSACTIONS........................................................47
      Brokerage Commissions...................................................47
      The [Trustees/Directors] review from time to time whether the recapture for the benefit of the Fund of some portion of the brokerage commissions or similar fees paid by the Fund on portfolio transactions is legally permissible and advisable...................48
      Portfolio Turnover......................................................48

NET ASSET VALUE...............................................................48

ADDITIONAL INFORMATION........................................................49
      Experts.................................................................49
      Other Information.......................................................49

FINANCIAL STATEMENTS..........................................................50

                  THE FUND'S INVESTMENT OBJECTIVE AND POLICIES

       (See "Investment objective and policies" in the Fund's prospectus.)

      Scudder Real Estate Investment Fund (the "Fund") is a non-diversified, pure no-load(TM) series of Scudder Investment Trust (the "Trust"), an open-end management investment company which continuously offers and redeems shares at net asset value. The Fund is a company of the type commonly known as a mutual fund.

General Investment Objective and Policies

       The Fund's investment objective is to seek long-term growth of capital and current income by investing primarily in equity securities of companies in the real estate industry. The Fund's investment adviser, Scudder Kemper Investments, Inc. (the "Adviser"), uses a systematic, proprietary investment approach to identify real estate investment trusts and other real estate equity securities that, in the opinion of the Adviser, offer substantial total return potential over time.

       The Fund seeks to provide long-term capital growth and above-average dividend income relative to other equity securities, while enhancing the long-term diversification of the asset classes in an investor's total personal portfolio.

       The Fund will invest in a wide array of income-producing real estate equity securities, identified through a disciplined, quantitative investment strategy; however, investment in the Fund does entail above-average investment risk. Shares of the Fund should be purchased with a long-term horizon in mind. To encourage long-term investment, a 1% redemption and exchange fee on shares held less than one year, described more fully below, is payable to the Fund for the benefit of remaining shareholders.

       Except as otherwise indicated, the Fund's investment objective and policies are not fundamental and may be changed without a vote of shareholders. If there is a change in the Fund's investment objective, shareholders should consider whether the Fund remains an appropriate investment. There can be no assurance that the Fund's objective will be met.

Investments

       The Fund attempts to achieve its investment objective by investing, under normal circumstances, at least 80% of its total assets in real estate investment trusts ("REITs") and the securities of other companies that are principally engaged in the real estate industry. A company will be considered to be principally engaged in the real estate industry if, in the determination of the Adviser, at least 50% of its revenue or at least 50% of the market value of its assets is attributable to the ownership, construction, management, financing or sale of residential, commercial or industrial real estate. Eligible investments for the Fund include companies directly and indirectly involved in the real estate industry, including real estate brokers and developers, real estate operating companies, hotel and real estate chains, builders, mortgage lenders, manufacturers and distributors of building supplies, real estate master limited partnerships, equity REITs, mortgage REITs and hybrid REITs. The Adviser uses a proprietary, computer-based model to identify real estate securities that, in its opinion, are selling at reasonable valuations, while offering attractive long-term growth prospects.


       The Fund may invest up to 10% of its total assets in securities of foreign real estate companies. The Fund may also invest up to 20% of its total assets in preferred stocks, convertible securities, warrants and rights, repurchase agreements and reverse repurchase agreements.

       In addition, the Fund may engage in strategic transactions, using such derivatives contracts as index options and futures, to increase stock market participation, enhance liquidity and manage transaction costs.

      For temporary defensive purposes, the Fund may invest without limit in cash and cash equivalents and U.S. Treasury, agency and instrumentality obligations. The investments may be utilized when the Adviser deems such a position advisable in light of economic or market conditions. It is impossible to predict accurately for how long such alternative strategies may be utilized. More information about these investment techniques is provided under "Specialized investment techniques."


Real estate investment trusts

      The Fund expects to invest a substantial portion of its assets in shares of REITs. REITs pool investor funds for allocation to income-producing real estate or real estate-related loans or interests. These could involve office buildings, shopping centers, malls, factory outlet centers, manufactured home communities, industrial properties, self-storage facilities, recreational facilities, health-care facilities, apartment complexes and hotels. A REIT is not taxed on income distributed to shareholders if it complies with several IRS requirements relating to its organization, ownership, assets and income and, further, if it distributes to its shareholders at least 95% of its taxable income each year.


      REITs are typically classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs own properties and, as such, derive their income primarily from rents and lease payments. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs. Of these three basic types of REITs, the Fund expects to invest predominantly in equity REITs.


Master/feeder structure

      The Board of Trustees has the discretion to retain the current distribution arrangement for the Fund while investing in a master fund in a master/feeder structure as described below.

      A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.

Specialized Investment Techniques

Real Estate Investment Trusts. Investment in REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks). REITs are sensitive to various factors, such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.


      REITs in which the Fund invests may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that certain REITs may concentrate investments in particular geographic regions or property types. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Fund's investments to decline. During periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such mortgage REITs. In addition, a mortgage REIT may be affected by the ability of borrowers to repay when due, the debt extended by the REIT. Similarly, equity REITs may be affected by the ability of tenants to pay rent.

      A REIT must distribute dividends at least equal to 95% of its taxable income annually and, thus, is unable to retain significant amounts of capital with which to grow. Therefore, REITs depend more than other businesses upon their ability to access capital markets. Without raising new capital, REITs would not be able to acquire or develop additional properties, and growth would be highly dependent on improved results from existing properties. REITs are also subject to heavy cash flow dependency, defaults by borrowers and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), and to maintain exemption from the registration requirements of the Investment Company Act of 1940 (the "1940 Act").


Industry Concentration. The Fund "concentrates," for purposes of the Investment Company Act of 1940 (the "1940 Act"), its assets in securities related to the real estate industry, which means that at least 25% of its total assets will be invested in these holdings at all times. As a result, the Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

      Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through the Fund, a shareholder will bear not only his proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

Illiquid Securities. The Fund may occasionally purchase securities other than in the open market. While such purchases may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities" or "not readily marketable," i.e., securities which cannot be sold to the public without registration under the Securities Act of 1933 or the availability of an exemption from registration (such as Rules 144 or 144A) or because they are subject to other legal or contractual delays in or restrictions on resale.

      Generally speaking, restricted securities may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the Securities Act of 1933. The Fund may be deemed to be an "underwriter" for purposes of the Securities Act of 1933 when selling restricted securities to the public, and in such event the Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading.

      The Adviser will monitor the liquidity of such restricted securities subject to the supervision of the Board of Trustees. In reaching liquidity decisions, the Adviser will consider the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of their potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (i.e. the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

      The Fund may not invest more than 15% of its net assets in securities that are deemed to be illiquid.

Repurchase Agreements. The Fund may enter into repurchase agreements with member banks of the Federal Reserve System, any foreign bank or with any domestic or foreign broker-dealer which is recognized as a reporting government securities dealer if the creditworthiness of the bank or broker-dealer has been determined by the Adviser to be at least as high as that of other obligations the Fund may purchase.

      A repurchase agreement provides a means for the Fund to earn income on funds for periods as short as overnight. It is an arrangement under which the purchaser (i.e., the Fund) acquires a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and the value of such securities kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price upon repurchase. In either case, the income to the Fund is unrelated to the interest rate on the Obligation itself. Obligations will be held by the Custodian or in the Federal Reserve Book Entry system.

      For purposes of the 1940 Act a repurchase agreement is deemed to be a loan from the Fund to the seller of the Obligation subject to the repurchase agreement and is therefore subject to the Fund's investment restriction applicable to loans. It is not clear whether a court would consider the Obligation purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterizes the transaction as a loan and the Fund has not perfected a security interest in the Obligation, the Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for the Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case the Fund may incur a loss if the proceeds to the Fund of the sale to a third party are less than the repurchase price. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities. A repurchase agreement with foreign banks may be available with respect to government securities of the particular foreign jurisdiction, and such repurchase agreements involve risks similar to repurchase agreements with U.S. entities.

Reverse Repurchase Agreements. The Fund may enter into "reverse repurchase agreements," which are repurchase agreements in which the Fund, as the seller of the securities, agrees to repurchase them at an agreed time and price. The Fund will maintain a segregated account, as described under "Use of Segregated and Other Special Accounts" in connection with outstanding reverse repurchase agreements. Reverse repurchase agreements are deemed to be borrowings subject to the Fund's investment restrictions applicable to that activity. The Fund will enter into a reverse repurchase agreement only when the Adviser believes that the interest income to be earned from the investment of the proceeds of the transaction will be greater than the interest expense of the transaction.

Investing in Foreign Securities. The Fund may invest up to 10% of the Fund's total assets in listed and unlisted foreign securities. Investors should recognize that investing in foreign securities involves certain special considerations, including those set forth below, which are not typically associated with investing in United States securities and which may favorably or unfavorably affect the Fund's performance. As foreign companies are not generally subject to uniform accounting and auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies, there may be less publicly available information about a foreign company than about a domestic company. Many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange (the "Exchange"), and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign markets are less than the volume and liquidity in the United States and at times, volatility of price can be greater than in the United States. Further, foreign markets have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities.

Inability to dispose of portfolio securities due to settlement problems either could result in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. Payment for securities without delivery may be required in certain foreign markets. Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Fund will endeavor to achieve the most favorable net results on its portfolio transactions. Further, the Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. It may be more difficult for the Fund's agents to keep currently informed about corporate actions such as stock dividends or other matters which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of withholding or confiscatory taxes, political, social, or economic instability, or diplomatic developments which could affect United States investments in those countries. Investments in foreign securities may also entail certain risks, such as possible currency blockages or transfer restrictions, and the difficulty of enforcing rights in other countries. Moreover, individual foreign economies may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

      These considerations generally are more of a concern in developing countries. For example, the possibility of revolution and the dependence on foreign economic assistance may be greater in these countries than in developed countries. The management of the Fund seeks to mitigate the risks associated with these considerations through diversification and active professional management. Although investments in companies domiciled in developing countries may be subject to potentially greater risks than investments in developed countries, the Fund will not invest in any securities of issuers located in developing countries if the securities, in the judgment of the Adviser, are speculative.


Convertible Securities. Each Fund may invest in convertible securities, that is, bonds, notes, debentures, preferred stocks and other securities which are convertible into common stock. Investments in convertible securities can provide an opportunity for capital appreciation and/or income through interest and dividend payments by virtue of their conversion or exchange features. International Bond Fund will limit its purchases of convertible securities to debt securities convertible into common stocks.

      The convertible securities in which a Fund may invest are either fixed income or zero coupon debt securities which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stocks changes, and, therefore, also tends to follow movements in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock, although typically not as much as the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

      As debt securities, convertible securities are investments which provide for a stream of income (or in the case of zero coupon securities, accretion of income) with generally higher yields than common stocks. Of course, like all debt securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

      Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, because of the subordination feature, convertible bonds and convertible preferred stock typically have lower ratings than similar non-convertible securities. Convertible securities may be issued as fixed income obligations that pay current income or as zero coupon notes and bonds, including Liquid Yield Option Notes ("LYONs"(TM)).


Borrowing. As a matter of fundamental policy, the Fund will not borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. While the Trustees do not currently intend to borrow for investment leverage purposes, if such a strategy were implemented in the future it would increase the Fund's volatility and the risk of loss in a declining market. Borrowing by the Fund will involve special risk considerations. Although the principal of the Fund's borrowings will be fixed, the Fund's assets may change in value during the time a borrowing is outstanding, thus increasing exposure to capital risk.

Strategic Transactions and Derivatives. The Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of the fixed-income securities in the Fund's portfolio, or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

      In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the fixed-income securities in the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund's total assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not to create leveraged exposure in the Fund.

      Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

      A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, the Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The Fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

      With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

      The Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

      The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

      OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The Fund will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days. The Fund expects generally to enter into OTC options that have cash settlement provisions, although they are not required to do so.

      Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The Fund will engage in OTC option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker/dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any nationally recognized statistical rating organization ("NRSRO") or are determined to be of equivalent credit quality by the Adviser. The staff of the Securities and Exchange Commission (the "SEC") currently takes the position that OTC options purchased by the Fund, and portfolio securities "covering" the amount of the Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to the Fund's limitation on investing its assets in illiquid securities. The Fund can invest no more than 15% of its net assets in illiquid securities.

      If the Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the Fund's income. The sale of put options can also provide income.

      The Fund may purchase and sell call options on securities including U.S. Treasury and agency securities, mortgage-backed securities, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and on securities indices, currencies and futures contracts. All calls sold by the Fund must be "covered" (i.e., the Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument which it might otherwise have sold.

      The Fund may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, corporate debt securities, equity securities (including convertible securities), and on securities indices and futures contracts other than futures on individual corporate debt and individual equity securities. The Fund may also purchase and sell put options in foreign sovereign debt, Eurodollar instruments and currencies. The Fund will not sell put options if, as a result, more than 50% of the Fund's total assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price.

General Characteristics of Futures. The Fund may enter into financial futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate or equity market changes, for duration management and for risk management purposes. In addition, the Fund may enter into financial futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated currency market changes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

      The Fund's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only for bona fide hedging, risk management (including duration management) or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

      The Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

Options on Securities Indices and Other Financial Indices. The Fund also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which the Fund may enter are interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where they do not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

      The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the Adviser and the Fund believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from a NRSRO or is determined to be of equivalent credit quality by the Adviser. If there is a default by the Counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Use of Segregated and Other Special Accounts. Many Strategic Transactions, in addition to other requirements, require that the Fund segregate cash or liquid assets with its custodian, State Street Bank and Trust Company (the "Custodian") to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Fund will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate cash or liquid securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities which correlate with the index or to segregate cash or liquid assets equal to the excess of the index value over the exercise price on a current basis. A put option written by the Fund requires the Fund to segregate cash or liquid assets equal to the exercise price.

      Except when the Fund enters into a forward contract for the purchase or sale of a security denominated in a particular currency, which requires no segregation, a currency contract which obligates the Fund to buy or sell currency will generally require the Fund to hold an amount of that currency or liquid securities denominated in that currency equal to the Fund's obligations or to segregate cash or liquid assets equal to the amount of the Fund's obligation.

      OTC options entered into by the Fund, including those on securities, currency, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when the Fund sells these instruments it will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by the Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when the Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by the Fund other than those above generally settle with physical delivery, and the Fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

      In the case of a futures contract or an option thereon, the Fund must deposit initial margin and possible daily variation margin in addition to segregating assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

      With respect to swaps, the Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid high grade securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund's net obligation, if any.

      Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, the Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating assets if the Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, assets equal to any remaining obligation would need to be segregated.

Investment Restrictions

      Unless specified to the contrary, the following restrictions may not be changed without the approval of a majority of the outstanding voting securities of the Fund which, under the 1940 Act and the rules thereunder and as used in this Statement of Additional Information, means the lesser of (1) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Fund.

      Any investment restrictions herein which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after and is caused by an acquisition or encumbrance of securities or assets of, or borrowings by, the Fund.

      The Fund has elected to be classified as a non-diversified series of an open-end investment company.

In addition, as a matter of fundamental policy, the Fund may not:

      (1) borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

      (2) issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

      (3) engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

      (4) purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

      (5) purchase physical commodities or contracts relating to physical commodities; or

      (6) make loans to other persons, except (i) loans of portfolio securities, and (ii) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's objective and policies may be deemed to be loans.

As a matter of nonfundamental policy, the Fund may not:

      (1) borrow money in an amount greater than 5% of its total assets, except (i) for temporary or emergency purposes and (ii) by engaging in reverse repurchase agreements, dollar rolls, or other investments or transactions described in the Fund's registration statement which may be deemed to be borrowings;

      (2) enter into either reverse repurchase agreements or dollar rolls in an amount greater than 5% of its total assets;

      (3) purchase securities on margin or make short sales, except (i) short sales against the box, (ii) in connection with arbitrage transactions, (iii) for margin deposits in connection with futures contracts, options or other permitted investments, (iv) that transactions in futures contracts and options shall not be deemed to constitute selling securities short, and (v) that the Fund may obtain such short-term credits as may be necessary for the clearance of securities transactions;

      (4) purchase options, unless the aggregate premiums paid on all such options held by the Fund at any time do not exceed 20% of its total assets; or sell put options, if as a result, the aggregate value of the obligations underlying such put options would exceed 50% of its total assets;

      (5) enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to such futures contracts entered into on behalf of the Fund and the premiums paid for such options on futures contracts does not exceed 5% of the fair market value of the Fund's total assets; provided that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit;

      (6) purchase warrants if as a result, such securities, taken at the lower of cost or market value, would represent more than 5% of the value of the Fund's total assets (for this purpose, warrants acquired in units or attached to securities will be deemed to have no value); and

      (7) lend portfolio securities in an amount greater than 5% of its total assets.

                                    PURCHASES

    (See "Purchases" and "Transaction information" in the Fund's prospectus.)

Additional Information About Opening An Account

      Clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the National Association of Securities Dealers, Inc. ("NASD") and banks may, if they prefer, subscribe initially for at least $2,500 of Fund shares through Scudder Investor Services, Inc. by letter, fax, TWX, or telephone.

      Shareholders of other Scudder funds who have submitted an account application and have certified a Tax Identification Number, clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the NASD, and banks may open an account by wire. These investors must call 1-800-225-5163 to get an account number. During the call the investor will be asked to indicate the Fund name, amount to be wired ($2,500 minimum), name of bank or trust company from which the wire will be sent, the exact registration of the new account, the tax identification or social security number, address and telephone number. The investor must then call the bank to arrange a wire transfer to The Scudder Funds, Boston, MA 02110, ABA Number 011000028, DDA Account Number 9903-5552. The investor must give the Scudder fund name, account name and the new account number. Finally, the investor must send the completed and signed application to the Fund promptly.

      The minimum initial purchase amount is less than $2,500 under certain special plan accounts.

Additional Information About Making Subsequent Investments

      Subsequent purchase orders for $10,000 or more and for an amount not greater than four times the value of the shareholder's account may be placed by telephone, fax, etc. by established shareholders (except by Scudder Individual Retirement Account (IRA), Scudder pension and profit sharing, Scudder 401(k) and Scudder 403(b) Plan holders), members of the NASD, and banks. Orders placed in this manner may be directed to any Scudder Investor Services, Inc. office listed in the Fund's prospectus. A two-part invoice of the purchase will be mailed out promptly following receipt of a request to buy. Payment should be attached to a copy of the invoice for proper identification. Federal regulations require that payment be received within three business days. If payment is not received within that time, the shares may be canceled. In the event of such cancellation or cancellation at the purchaser's request, the purchaser will be responsible for any loss incurred by the Fund or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, the Fund shall have the authority, as agent of the shareholder, to redeem shares in the account in order to reimburse the Fund or the principal underwriter for the loss incurred. Net losses on such transactions which are not recovered from the purchaser will be absorbed by the principal underwriter. Any net profit on the liquidation of unpaid shares will accrue to the Fund.

Additional Information About Making Subsequent Investments by QuickBuy

      Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickBuy program, may purchase shares of the Fund by telephone. Through this service shareholders may purchase up to $250,000. To purchase shares by QuickBuy, shareholders should call before 4 p.m. eastern time. Proceeds in the amount of your purchase will be transferred from your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. QuickBuy requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day. If you purchase shares by QuickBuy and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. QuickBuy transactions are not available for most retirement plan accounts. However, QuickBuy transactions are available for Scudder IRA accounts.

      In order to request purchases by QuickBuy, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish QuickBuy may so indicate on the application. Existing shareholders who wish to add QuickBuy to their account may do so by completing an QuickBuy Enrollment Form. After sending in an enrollment form shareholders should allow for 15 days for this service to be available.

      The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Checks

      A certified check is not necessary, but checks are only accepted subject to collection at full face value in U.S. funds and must be drawn on, or payable through, a U.S. bank.

      If shares of the Fund are purchased by a check which proves to be uncollectible, the Fund reserves the right to cancel the purchase immediately and the purchaser will be responsible for any loss incurred by the Fund or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, the Fund shall have the authority, as agent of the shareholder, to redeem shares in the account in order to reimburse the Fund or the principal underwriter for the loss incurred. Investors whose orders have been canceled may be prohibited from or restricted in placing future orders in any of the Scudder funds.

Wire Transfer of Federal Funds

      To obtain the net asset value determined as of the close of regular trading on the Exchange, on a selected day, your bank must forward federal funds by wire transfer and provide the required account information so as to be available to the Fund prior to the close of regular trading on the Exchange (normally 4 p.m. eastern time).

      The bank sending an investor's federal funds by bank wire may charge for the service. Presently, the Distributor pays a fee for receipt by the Custodian of "wired funds," but the right to charge investors for this service is reserved.

      Boston banks are closed on certain local holidays although the Exchange may be open. These holidays include Columbus Day (the 2nd Monday in October) and Veterans Day (November 11). Investors are not able to purchase shares by wiring federal funds on such holidays because the Custodian is not open to receive such funds on behalf of the Fund.

Share Price

      Purchases will be filled without sales charge at the net asset value next computed after receipt of the application in good order. Net asset value normally will be computed as of the close of regular trading on each day the Exchange is open for trading. Orders received after the close of regular trading on the Exchange will be executed at the next business day's net asset value. If the order has been placed by a member of the NASD, other than the Distributor, it is the responsibility of that member broker, rather than the Fund, to forward the purchase order to Scudder Service Corporation (the "Transfer Agent") in Boston by the close of regular trading on the Exchange.

Share Certificates

      Due to the desire of Fund management to afford ease of redemption, certificates will not be issued to indicate ownership in the Fund.

Other Information

      The Fund has authorized certain members of the NASD other than the Distributor to accept purchase and redemption orders for the Fund's shares. Those brokers may also designate other parties to accept purchase and redemption orders on the Fund's behalf. Orders for purchase or redemption will be deemed to have been received by the Fund when such brokers or their authorized designees accept the orders. Subject to the terms of the contract between the Fund and the broker, ordinarily orders will be priced at the Fund's net asset value next computed after acceptance by such brokers or their authorized designees. Further, if purchases or redemptions of the Fund's shares are arranged and settlement is made at an investor's election through any other authorized NASD member, that member may, at its discretion, charge a fee for that service. The Board of Trustees and the Distributor, also the Fund's principal underwriter, each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Trustees and the Distributor may suspend or terminate the offering of shares of the Fund at any time for any reason.

      The Tax Identification Number section of the application must be completed when opening an account. Applications and purchase orders without a correct certified tax identification number and certain other certified information (e.g., certification of exempt status from exempt investors), will be returned to the investor.

      The Fund may issue shares at net asset value in connection with any merger or consolidation with, or acquisition of the assets of, any investment company or personal holding company, subject to the requirements of the 1940 Act.

                            EXCHANGES AND REDEMPTIONS

         (See "Exchanges and redemptions" and "Transaction information"
                           in the Fund's prospectus.)

Special Redemption and Exchange Information

      In general, shares of the Fund may be exchanged or redeemed at net asset value. However, shares of the Fund held for less than one year are redeemable at a price equal to 99% of the then current net asset value per share. This 1% discount, referred to in the prospectus and this statement of additional information as a redemption fee, directly affects the amount a shareholder who is subject to the discount receives upon exchange or redemption. It is intended to encourage long-term investment in the Fund, to avoid transaction and other expenses caused by early redemptions and to facilitate portfolio management. The fee is not a deferred sales charge, is not a commission paid to the Adviser or its subsidiaries, and does not benefit the Adviser in any way. The Fund reserves the right to modify the terms of or terminate this fee at any time.

      The redemption discount will not be applied to (a) a redemption of shares of the Fund outstanding for one year or more, (b) shares purchased through certain retirement plans, including 401(k) plans, 403(b) plans, 457 plans, Keogh accounts, and Profit Sharing and Money Purchase Pension Plans, (c) a redemption of reinvestment shares (i.e., shares purchased through the reinvestment of dividends or capital gains distributions paid by the Fund), (d) a redemption of shares due to the death of the registered shareholder of a Fund account, or, due to the death of all registered shareholders of a Fund account with more than one registered shareholder, (i.e., joint tenant account), upon receipt by Scudder Service Corporation of appropriate written instructions and documentation satisfactory to Scudder Service Corporation, or (e) a redemption of shares by the Fund upon exercise of its right to liquidate accounts (i) falling below the minimum account size by reason of shareholder redemptions or (ii) when the shareholder has failed to provide tax identification information. However, if shares are purchased for a retirement plan account through a broker, financial institution or recordkeeper maintaining an omnibus account for the shares, such waiver may not apply. (Before purchasing shares, please check with your account representative concerning the availability of the fee waiver.) In addition, this waiver does not apply to IRA and SEP-IRA accounts. For this purpose and without regard to the shares actually redeemed, shares will be treated as redeemed as follows: first, reinvestment shares; second, purchased shares held one year or more; and third, purchased shares held for less than one year. Finally, if a redeeming shareholder acquires Fund shares through a transfer from another shareholder, applicability of the discount, if any, will be determined by reference to the date the shares were originally purchased, and not from the date of transfer between shareholders.

Exchanges

      Exchanges are comprised of a redemption from one Scudder fund and a purchase into another Scudder fund. The purchase side of the exchange may be either an additional investment into an existing account or may involve opening a new account in another fund. When an exchange involves a new account, the new account will be established with the same registration, tax identification number, address, telephone redemption option, "Scudder Automated Information Line" (SAIL) transaction authorization and dividend option as the existing account. Other features will not carry over automatically to the new account. Exchanges into a new fund account must be for a minimum of $2,500. When an exchange represents an additional investment into an existing account, the account receiving the exchange proceeds must have identical registration, tax identification number, address, and account options/features as the account of origin. Exchanges into an existing account must be for $100 or more. If the account receiving the exchange proceeds is different in any respect, the exchange request must be in writing and must contain an original signature guarantee as described under "Transaction information--Redeeming shares--Signature guarantees" in the Fund's prospectus.

      Exchange orders received before the close of regular trading on the Exchange on any business day ordinarily will be executed at the respective net asset value determined on that day. Exchange orders received after the close of regular trading on the Exchange will be executed on the following business day.

      Investors may also request, at no extra charge, to have exchanges automatically executed on a predetermined schedule from one Scudder Fund to an existing account in another Scudder Fund at current net asset value through Scudder's Automatic Exchange Program. Exchanges must be for a minimum of $50. Shareholders may add this free feature over telephone or in writing. Automatic Exchanges will continue until the shareholder requests by telephone or in writing to have the feature removed, or until the originating account is depleted. The Trust and the Transfer Agent each reserves the right to suspend or terminate the privilege of the Automatic Exchange Program at any time.

      There is no charge to the shareholder for any exchange described above. However, shares that are exchanged may be subject to the Fund's 1% redemption fee. (See "Special Redemption and Exchange Information." An exchange into another Scudder fund is a redemption of shares, and therefore may result in tax consequences (gain or loss) to the shareholder, and the proceeds of such an exchange may be subject to backup withholding. (See "TAXES.")

      Investors currently receive the exchange privilege, including exchange by telephone, automatically without having to elect it. The Trust employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Trust does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Trust will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine. The Trust, the Fund and the Transfer Agent each reserves the right to suspend or terminate the privilege of exchanging by telephone or fax at any time.

      The Scudder funds into which investors may make an exchange are listed under "THE SCUDDER FAMILY OF FUNDS" herein. Before making an exchange, shareholders should obtain a prospectus of the Scudder fund into which the exchange is being contemplated from the Distributor. The exchange privilege may not be available for certain Scudder Funds or classes thereof. For more information, please call 1-800-225-5163.

      Scudder retirement plans may have different exchange requirements. Please refer to appropriate plan literature.

Redemption by Telephone

      Shareholders currently receive the right, automatically without having to elect it, to redeem by telephone up to $100,000 and have the proceeds mailed to their address of record. Shareholders may request to have the proceeds mailed or wired to their predesignated bank account. In order to request redemptions by telephone, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which the redemption proceeds are to be sent.

      (a) NEW INVESTORS wishing to establish telephone redemption to a predesignated bank account must complete the appropriate section on the application.

      (b) EXISTING SHAREHOLDERS (except those who are Scudder IRA, Scudder Pension and Profit-Sharing, Scudder 401(k) and Scudder 403(b) Planholders) who wish to establish telephone redemption to a predesignated bank account or who want to change the bank account previously designated to receive redemption proceeds should either return a Telephone Redemption Option Form

            (available upon request) or send a letter identifying the account and specifying the exact information to be changed. The letter must be signed exactly as the shareholder's name(s) appears on the account. An original signature and an original signature guarantee are required for each person in whose name the account is registered.

      If a request for redemption to a shareholder's bank account is made by telephone or fax, payment will be by Federal Reserve bank wire to the bank account designated on the application, unless a request is made that the redemption check be mailed to the designated bank account. There will be a $5 charge for all wire redemptions.

Note: Investors designating a savings bank to receive their telephone redemption proceeds are advised that if the savings bank is not a participant in the Federal Reserve System, redemption proceeds must be wired through a commercial bank which is a correspondent of the savings bank. As this may delay receipt by the shareholder's account, it is suggested that investors wishing to use a savings bank discuss wire procedures with their bank and submit any special wire transfer information with the telephone redemption authorization. If appropriate wire information is not supplied, redemption proceeds will be mailed to the designated bank.

      The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

      Redemption requests by telephone (technically a repurchase by agreement between the Fund and the shareholder) of shares purchased by check will not be accepted until the purchase check has cleared which may take up to seven business days.

Redemption by QuickSell

      Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickSell program may sell shares of the Fund by telephone. To sell shares by QuickSell, shareholders should call before 4 p.m. eastern time. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. QuickSell requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day. QuickSell transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

      In order to request redemptions by QuickSell, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which the redemption proceeds will be credited. New investors wishing to establish QuickSell may so indicate on the application. Existing shareholders who wish to add QuickSell to their account may do so by completing a QuickSell Enrollment Form. After sending in an enrollment form, shareholders should allow for 15 days for this service to be available.

      The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Redemption by Mail or Fax

      In order to ensure proper authorization before redeeming shares, the Transfer Agent may request documents such as, but not restricted to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waivers of tax required in some states when settling estates.


      It is suggested that shareholders holding shares registered in other than individual names contact the Transfer Agent prior to any redemptions to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, trust, fiduciary agent, attorney or partnership, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within seven business days after receipt by the Transfer Agent of a request for redemption that complies with the above requirements. Delays of more than seven days of payment for shares tendered for repurchase or redemption may result, but only until the purchase check has cleared.


      The requirements for IRA redemptions are different from those for regular accounts. For more information call 1-800-225-5163.

Other Information


      Clients, officers or employees of the Adviser or of an affiliated organization, and members of such clients', officers' or employees' immediate families, banks and members of the NASD may direct repurchase requests to the Fund through Scudder Investor Services, Inc. at Two International Place, Boston, Massachusetts 02110-4103 by letter, fax, TWX, or telephone. A two-part confirmation will be mailed out promptly after receipt of the repurchase request. A written request in good order with a proper original signature guarantee, as described in the Fund's prospectus under "Transaction information--Signature guarantees," should be sent with a copy of the invoice to Scudder Funds, c/o Scudder Confirmed Processing, Two International Place, Boston, Massachusetts 02110-4103. Failure to deliver shares or required documents (see above) by the settlement date may result in cancellation of the trade and the shareholder will be responsible for any loss incurred by the Fund or the principal underwriter by reason of such cancellation. Net losses on such transactions which are not recovered from the shareholder will be absorbed by the principal underwriter. Any net gains so resulting will accrue to the Fund. For this group, repurchases will be carried out at the net asset value next computed after such repurchase requests have been received. The arrangements described in this paragraph for repurchasing shares are discretionary and may be discontinued at any time.


      If a shareholder redeems all shares in the account after the record date of a dividend, the shareholder receives in addition to the net asset value thereof, all declared but unpaid dividends thereon. The value of shares redeemed or repurchased may be more or less than the shareholder's cost depending on the net asset value at the time of redemption or repurchase. The Fund does not impose a repurchase charge, although a wire charge may be applicable for redemption proceeds wired to an investor's bank account. Redemption of shares, including redemptions undertaken to effect an exchange for shares of another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and the proceeds of such redemptions may be subject to backup withholding. (See "TAXES.")

      Shareholders who wish to redeem shares from Special Plan Accounts should contact the employer, trustee or custodian of the Plan for the requirements.

      The determination of net asset value and a shareholder's right to redeem shares and to receive payment may be suspended at times (a) during which the Exchange is closed, other than customary weekend and holiday closings, (b) during which trading on the Exchange is restricted for any reason, (c) during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (d) during which the SEC by order permits a suspension of the right of redemption or a postponement of the date of payment or of redemption; provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in (b), (c) or (d) exist.

      Shareholders should maintain a share balance worth at least $2,500 ($1,000 for IRAs, Uniform Gift to Minor Act, and Uniform Trust to Minor Act accounts), which amount may be changed by the Board of Trustees. Scudder retirement plans have similar or lower minimum balance requirements. A shareholder may open an account with at least $1,000 ($500 for an UGMA, UTMA, IRA and other retirement accounts), if an automatic investment plan (AIP) of $100/month ($50/month for an UGMA, UTMA, IRA and other retirement accounts) is established.

      Shareholders who maintain a non-fiduciary account balance of less than $2,500 in the Fund, without establishing an AIP, will be assessed an annual $10.00 per fund charge with the fee to be reinvested in the Fund. The $10.00 charge will not apply to shareholders with a combined household account balance in any of the Scudder Funds of $25,000 or more. The Fund reserves the right, following 60 days' written notice to shareholders, to redeem all shares in accounts below $250, including accounts of new investors, where a reduction in value has occurred due to a redemption or exchange out of the account. The Fund will mail the proceeds of the redeemed account to the shareholder at the address of record. Reductions in value that result solely from market activity will not trigger an involuntary redemption. UGMA, UTMA, IRA and other retirement accounts will not be assessed the $10.00 charge or be subject to automatic liquidation.

                    FEATURES AND SERVICES OFFERED BY THE FUND

             (See "Shareholder benefits" in the Fund's prospectus.)

The Pure No-Load(TM) Concept

      Investors are encouraged to be aware of the full ramifications of mutual fund fee structures, and of how Scudder distinguishes its Scudder Family of Funds from the vast majority of mutual funds available today. The primary distinction is between load and no-load funds.

      Load funds generally are defined as mutual funds that charge a fee for the sale and distribution of fund shares. There are three types of loads: front-end loads, back-end loads, and asset-based Rule 12b-1 fees. 12b-1 fees are distribution-related fees charged against fund assets and are distinct from service fees, which are charged for personal services and/or maintenance of shareholder accounts. Asset-based sales charges and service fees are typically paid pursuant to distribution plans adopted under 12b-1 under the 1940 Act.

      A front-end load is a sales charge, which can be as high as 8.50% of the amount invested. A back-end load is a contingent deferred sales charge, which can be as high as 8.50% of either the amount invested or redeemed. The maximum front-end or back-end load varies, and depends upon whether or not a fund also charges a 12b-1 fee and/or a service fee or offers investors various sales-related services such as dividend reinvestment. The maximum charge for a 12b-1 fee is 0.75% of a fund's average annual net assets, and the maximum charge for a service fee is 0.25% of a fund's average annual net assets.

      A no-load fund does not charge a front-end or back-end load, but can charge a small 12b-1 fee and/or service fee against fund assets. Under the National Association of Securities Dealers Conduct Rules, a mutual fund can call itself a "no-load" fund only if the 12b-1 fee and/or service fee does not exceed 0.25% of a fund's average annual net assets.

      Because funds in the Scudder Family of Funds do not pay any asset-based sales charges or service fees, Scudder developed and trademarked the phrase pure no-load(TM) to distinguish funds in the Scudder Family of Funds from other no-load mutual funds. Scudder pioneered the no-load concept when it created the nation's first no-load fund in 1928, and later developed the nation's first family of no-load mutual funds.

      The following chart shows the potential long-term advantage of investing $10,000 in a Scudder Family of Funds' pure no-load fund over investing the same amount in a load fund that collects an 8.50% front-end load, a load fund that collects only a 0.75% 12b-1 and/or service fee, and a no-load fund charging only a 0.25% 12b-1 and/or service fee. The hypothetical figures in the chart show the value of an account assuming a constant 10% rate of return over the time periods indicated and reinvestment of dividends and distributions.

================================================================================
                     Scudder                                     No-Load Fund
     YEARS       Family of Funds   8.50% Load   Load Fund with    with 0.25%
                 Pure No-Load(TM)     Fund      0.75% 12b-1 Fee   12b-1 Fee
                      Fund
--------------------------------------------------------------------------------

       10            $25,937        $23,733         $24,222        $25,354
--------------------------------------------------------------------------------

       15             41,772         38,222          37,698         40,371
--------------------------------------------------------------------------------

       20             67,275         61,557          58,672         64,282
===============================================================================

      Investors are encouraged to review the fee tables on page 2 of the Fund's prospectus for more specific information about the rates at which management fees and other expenses are assessed.

Internet access

World Wide Web Site -- The address of the Scudder Funds site is http://funds.scudder.com. The site offers guidance on global investing and developing strategies to help meet financial goals and provides access to the Scudder investor relations department via e-mail. The site also enables users to access or view fund prospectuses and profiles with links between summary information in Profiles and details in the Prospectus. Users can fill out new account forms on-line, order free software, and request literature on funds.

      The site is designed for interactivity, simplicity and maneuverability. A section entitled "Planning Resources" provides information on asset allocation, tuition, and retirement planning to users who fill out interactive "worksheets." Investors can easily establish a "Personal Page," that presents price information, updated daily, on funds they're interested in following. The "Personal Page" also offers easy navigation to other parts of the site. Fund performance data from both Scudder and Lipper Analytical Services, Inc. are available on the site. Also offered on the site is a news feature, which provides timely and topical material on the Scudder Funds.

      Scudder has communicated with shareholders and other interested parties on Prodigy since 1988 and has participated since 1994 in GALT's Networth "financial marketplace" site on the Internet. The firm made Scudder Funds information available on America Online in early 1996.

Account Access -- Scudder is among the first mutual fund families to allow shareholders to manage their fund accounts through the World Wide Web. Scudder Fund shareholders can view a snapshot of current holdings, review account activity and move assets between Scudder Fund accounts.

      Scudder's personal portfolio capabilities -- known as SEAS (Scudder Electronic Account Services) -- are accessible only by current Scudder Fund shareholders who have set up a Personal Page on Scudder's Web site. Using a secure Web browser, shareholders sign on to their account with their Social Security number and their SAIL password. As an additional security measure, users can change their current password or disable access to their portfolio through the World Wide Web.

      An Account Activity option reveals a financial history of transactions for an account, with trade dates, type and amount of transaction, share price and number of shares traded. For users who wish to trade shares between Scudder Funds, the Fund Exchange option provides a step-by-step procedure to exchange shares among existing fund accounts or to new Scudder Fund accounts.

      A Call Me(TM) feature enables users to speak with a Scudder Investor Relations telephone representative while viewing their account on the Web site. In order to use the Call Me(TM) feature, an individual must have two phone lines and enter on the screen the phone number that is not being used to connect to the Internet. They are connected to the next available Scudder Investor Relations representative from 8 a.m. to 8 p.m. eastern time.

Dividend and Capital Gain Distribution Options

      Investors have freedom to choose whether to receive cash or to reinvest any dividends from net investment income or distributions from realized capital gains in additional shares of the Fund. A change of instructions for the method of payment must be given to the Transfer Agent in writing at least five days prior to a dividend record date. Shareholders may change their dividend option by calling 1-800-225-5163 or by sending written instructions to the Transfer Agent. Please include your account number with your written request. See "How to Contact Scudder" in the Fund's prospectus for the address.

      Reinvestment is usually made at the closing net asset value determined on the business day following the record date. Investors may leave standing instructions with the Transfer Agent designating their option for either reinvestment or cash distribution of any income dividends or capital gains distributions. If no election is made, dividends and distributions will be invested in additional shares of the Fund.

      Investors may also have dividends and distributions automatically deposited in their predesignated bank account through Scudder's DistributionsDirect Program. Shareholders who elect to participate in the DistributionsDirect Program, and whose predesignated checking account of record is with a member bank of the Automated Clearing House Network (ACH) can have income and capital gain distributions automatically deposited to their personal bank account usually within three business days after the Fund pays its distribution. A DistributionsDirect request form can be obtained by calling 1-800-225-5163. Confirmation statements will be mailed to shareholders as notification that distributions have been deposited.

      Investors choosing to participate in Scudder's Automatic Withdrawal Plan must reinvest any dividends or capital gains. For most retirement plan accounts, the reinvestment of dividends and capital gains is also required.

Scudder Investor Centers

      Investors may visit any of the Centers maintained by the Distributor listed in the Fund's prospectus. The Centers are designed to provide individuals with services during any business day. Investors may pick up literature or find assistance with opening an account, adding monies or special options to existing accounts, making exchanges within the Scudder Family of Funds, redeeming shares or opening retirement plans. Checks should not be mailed to the Centers but should be mailed to "The Scudder Funds" at the address listed under "How to contact Scudder" in the prospectus.

Reports to Shareholders

      The Fund issues to its shareholders unaudited semiannual financial statements and annual financial statements audited by independent accountants, including a list of investments held and statements of assets and liabilities, operations, changes in net assets and financial highlights. Each distribution will be accompanied by a brief explanation of the source of the distribution.

Transaction Summaries

      Annual summaries of all transactions in each Fund account are available to shareholders. The summaries may be obtained by calling 1-800-225-5163.

                           THE SCUDDER FAMILY OF FUNDS

      (See "Investment products and services" in the Funds' prospectuses.)

      The Scudder Family of Funds is America's first family of mutual funds and the nation's oldest family of no-load mutual funds. To assist investors in choosing a Scudder fund, descriptions of the Scudder funds' objectives follow.

MONEY MARKET

      Scudder U.S. Treasury Money Fund seeks to provide safety, liquidity and stability of capital and, consistent therewith, to provide current income. The Fund seeks to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible, and declares dividends daily.

      Scudder Cash Investment Trust ("SCIT") seeks to maintain the stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income. SCIT seeks to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible, and declares dividends daily.

      Scudder Money Market Series seeks to provide investors with as high a level of current income as is consistent with its investment polices and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.

      Scudder Government Money Market Series seeks to provide investors with as high a level of current income as is consistent with its investment polices and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.

TAX FREE MONEY MARKET

      Scudder Tax Free Money Fund ("STFMF") seeks to provide income exempt from regular federal income tax and stability of principal through investments primarily in municipal securities. STFMF seeks to maintain a constant net asset value of $1.00 per share, although in extreme circumstances this may not be possible.

      Scudder Tax Free Money Market Series seeks to provide investors with as high a level of current income that cannot be subjected to federal income tax by reason of federal law as is consistent with its investment policies and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.

      Scudder California Tax Free Money Fund* seeks stability of capital and the maintenance of a constant net asset value of $1.00 per share while providing California taxpayers income exempt from both California State personal and regular federal income taxes. The Fund is a professionally managed portfolio of high quality, short-term California municipal securities. There can be no assurance that the stable net asset value will be maintained.

      Scudder New York Tax Free Money Fund* seeks stability of capital and the maintenance of a constant net asset value of $1.00 per share, while providing New York taxpayers income exempt from New York State and New York City personal income taxes and regular federal income tax. There can be no assurance that the stable net asset value will be maintained.

----------
* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

                                    TAX FREE

      Scudder Limited Term Tax Free Fund seeks to provide as high a level of income exempt from regular federal income tax as is consistent with a high degree of principal stability.

      Scudder Medium Term Tax Free Fund seeks to provide a high level of income free from regular federal income taxes and to limit principal fluctuation. The Fund will invest primarily in high-grade, intermediate-term bonds.

      Scudder Managed Municipal Bonds seeks to provide income exempt from regular federal income tax primarily through investments in high-grade, long-term municipal securities.

      Scudder High Yield Tax Free Fund seeks to provide a high level of interest income, exempt from regular federal income tax, from an actively managed portfolio consisting primarily of investment-grade municipal securities.

      Scudder California Tax Free Fund* seeks to provide California taxpayers with income exempt from both California State personal income and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of California municipal securities.

      Scudder Massachusetts Limited Term Tax Free Fund* seeks to provide Massachusetts taxpayers with as high a level of income exempt from Massachusetts personal income tax and regular federal income tax, as is consistent with a high degree of price stability, through a professionally managed portfolio consisting primarily of investment-grade municipal securities.

      Scudder Massachusetts Tax Free Fund* seeks to provide Massachusetts taxpayers with income exempt from both Massachusetts personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

      Scudder New York Tax Free Fund* seeks to provide New York taxpayers with income exempt from New York State and New York City personal income taxes and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of New York municipal securities.

      Scudder Ohio Tax Free Fund* seeks to provide Ohio taxpayers with income exempt from both Ohio personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

      Scudder Pennsylvania Tax Free Fund* seeks to provide Pennsylvania taxpayers with income exempt from both Pennsylvania personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

U.S. INCOME

      Scudder Short Term Bond Fund seeks to provide a high level of income consistent with a high degree of principal stability by investing primarily in high quality short-term bonds.

      Scudder Zero Coupon 2000 Fund seeks to provide as high an investment return over a selected period as is consistent with investment in U.S. Government securities and the minimization of reinvestment risk.

      Scudder GNMA Fund seeks to provide high current income primarily from U.S. Government guaranteed mortgage-backed (Ginnie Mae) securities.

----------
* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

      Scudder Income Fund seeks a high level of income, consistent with the prudent investment of capital, through a flexible investment program emphasizing high-grade bonds.

      Scudder High Yield Bond Fund seeks a high level of current income and, secondarily, capital appreciation through investment primarily in below investment-grade domestic debt securities.

GLOBAL INCOME

      Scudder Global Bond Fund seeks to provide total return with an emphasis on current income by investing primarily in high-grade bonds denominated in foreign currencies and the U.S. dollar. As a secondary objective, the Fund will seek capital appreciation.

      Scudder International Bond Fund seeks to provide income primarily by investing in a managed portfolio of high-grade international bonds. As a secondary objective, the Fund seeks protection and possible enhancement of principal value by actively managing currency, bond market and maturity exposure and by security selection.

      Scudder Emerging Markets Income Fund seeks to provide high current income and, secondarily, long-term capital appreciation through investments primarily in high-yielding debt securities issued by governments and corporations in emerging markets.

ASSET ALLOCATION

      Scudder Pathway Series: Conservative Portfolio seeks primarily current income and secondarily long-term growth of capital. In pursuing these objectives, the Portfolio, under normal market conditions, will invest substantially in a select mix of Scudder bond mutual funds, but will have some exposure to Scudder equity mutual funds.

      Scudder Pathway Series: Balanced Portfolio seeks to provide investors with a balance of growth and income by investing in a select mix of Scudder money market, bond and equity mutual funds.

      Scudder Pathway Series: Growth Portfolio seeks to provide investors with long-term growth of capital. In pursuing this objective, the Portfolio will, under normal market conditions, invest predominantly in a select mix of Scudder equity mutual funds designed to provide long-term growth.

      Scudder Pathway Series: International Portfolio seeks maximum total return for investors. Total return consists of any capital appreciation plus dividend income and interest. To achieve this objective, the Portfolio invests in a select mix of established international and global Scudder funds.

U.S. GROWTH AND INCOME

      Scudder Balanced Fund seeks a balance of growth and income from a diversified portfolio of equity and fixed-income securities. The Fund also seeks long-term preservation of capital through a quality-oriented approach that is designed to reduce risk.

      Scudder Growth and Income Fund seeks long-term growth of capital, current income, and growth of income.

      Scudder S&P 500 Index Fund seeks to provide investment results that, before expenses, correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500 Composite Stock Price Index.

U.S. GROWTH

   Value

      Scudder Large Company Value Fund seeks to maximize long-term capital appreciation through a value-driven investment program.

      Scudder Value Fund seeks long-term growth of capital through investment in undervalued equity securities.

      Scudder Small Company Value Fund invests for long-term growth of capital by seeking out undervalued stocks of small U.S. companies.

      Scudder Micro Cap Fund seeks long-term growth of capital by investing primarily in a diversified portfolio of U.S. micro-capitalization ("micro-cap") common stocks.

   Growth


      Scudder Classic Growth Fund seeks to provide long-term growth of capital with reduced share price volatility compared to other growth mutual funds.


      Scudder Large Company Growth Fund seeks to provide long-term growth of capital through investment primarily in the equity securities of seasoned, financially strong U.S. growth companies.

      Scudder Development Fund seeks long-term growth of capital by investing primarily in securities of small and medium-size growth companies.

      Scudder 21st Century Growth Fund seeks long-term growth of capital by investing primarily in the securities of emerging growth companies poised to be leaders in the 21st century.


SCUDDER CHOICE SERIES

      Scudder Financial Services Fund seeks long-term growth of capital primarily through investment in equity securities of financial services companies.

      Scudder Health Care Fund seeks long-term growth of capital primarily through investment in securities of companies that are engaged in the development, production or distribution of products or services related to the treatment or prevention of diseases and other medical problems.

      Scudder Technology Fund seeks long-term growth of capital primarily through investment in securities of companies engaged in the development, production or distribution of technology-related products or services.


GLOBAL GROWTH

   Worldwide

      Scudder Global Fund seeks long-term growth of capital through a diversified portfolio of marketable securities, primarily equity securities, including common stocks, preferred stocks and debt securities convertible into common stocks.

      Scudder International Growth and Income Fund seeks long-term growth of capital and current income primarily from foreign equity securities.

      Scudder International Fund seeks long-term growth of capital primarily through a diversified portfolio of marketable foreign equity securities.

      Scudder Global Discovery Fund seeks above-average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world.

      Scudder Emerging Markets Growth Fund seeks long-term growth of capital primarily through equity investment in emerging markets around the globe.

      Scudder Gold Fund seeks maximum return (principal change and income) consistent with investing in a portfolio of gold-related equity securities and gold.

   Regional

      Scudder Greater Europe Growth Fund seeks long-term growth of capital through investments primarily in the equity securities of European companies.

      Scudder Pacific Opportunities Fund seeks long-term growth of capital through investment primarily in the equity securities of Pacific Basin companies, excluding Japan.

      Scudder Latin America Fund seeks to provide long-term capital appreciation through investment primarily in the securities of Latin American issuers.

      The Japan Fund, Inc. seeks long-term capital appreciation by investing primarily in equity securities (including American Depository Receipts) of Japanese companies.


      The net asset values of most Scudder funds can be found daily in the "Mutual Funds" section of The Wall Street Journal under "Scudder Funds," and in other leading newspapers throughout the country. Investors will notice the net asset value and offering price are the same, reflecting the fact that no sales commission or "load" is charged on the sale of shares of the Scudder funds. The latest seven-day yields for the money-market funds can be found every Monday and Thursday in the "Money-Market Funds" section of The Wall Street Journal. This information also may be obtained by calling the Scudder Automated Information Line (SAIL) at 1-800-343-2890.


      The Scudder Family of Funds offers many conveniences and services, including: active professional investment management; broad and diversified investment portfolios; pure no-load funds with no commissions to purchase or redeem shares or Rule 12b-1 distribution fees; individual attention from a service representative of Scudder Investor Relations; and easy telephone exchanges into other Scudder funds. Certain Scudder funds may not be available for purchase or exchange. For more information, please call 1-800-225-5163.

                              SPECIAL PLAN ACCOUNTS

    (See "Scudder tax-advantaged retirement plans," "Purchases--By Automatic
               Investment Plan" and "Exchanges and redemptions--
            By Automatic Withdrawal Plan" in the Fund's prospectus.)

      Detailed information on any Scudder investment plan, including the applicable charges, minimum investment requirements and disclosures made pursuant to Internal Revenue Service (the "IRS") requirements, may be obtained by contacting Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103 or by calling toll free, 1-800-225-2470. It is advisable for an investor considering the funding of the investment plans described below to consult with an attorney or other investment or tax adviser with respect to the suitability requirements and tax aspects thereof.

      Shares of the Fund may also be a permitted investment under profit sharing and pension plans and IRA's other than those offered by the Fund's distributor depending on the provisions of the relevant plan or IRA.

      None of the plans assures a profit or guarantees protection against depreciation, especially in declining markets.

Scudder Retirement Plans:  Profit-Sharing and Money Purchase
Pension Plans for Corporations and Self-Employed Individuals

      Shares of the Fund may be purchased as the investment medium under a plan in the form of a Scudder Profit-Sharing Plan (including a version of the Plan which includes a cash-or-deferred feature) or a Scudder Money Purchase Pension Plan (jointly referred to as the Scudder Retirement Plans) adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietorships and partnerships), or other qualifying organization. Each of these forms was approved by the IRS as a prototype. The IRS's approval of an employer's plan under Section 401(a) of the Internal Revenue Code will be greatly facilitated if it is in such approved form. Under certain circumstances, the IRS will assume that a plan, adopted in this form, after special notice to any employees, meets the requirements of Section 401(a) of the Internal Revenue Code.

Scudder 401(k): Cash or Deferred Profit-Sharing Plan for Corporations and Self-Employed Individuals

      Shares of the Fund may be purchased as the investment medium under a plan in the form of a Scudder 401(k) Plan adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietors and partnerships), or other qualifying organization. This plan has been approved as a prototype by the IRS.


Scudder IRA:  Individual Retirement Account

      Shares of the Fund may be purchased as the underlying investment for an Individual Retirement Account which meets the requirements of Section 408(a) of the Internal Revenue Code.

      A single individual who is not an active participant in an employer-maintained retirement plan, a simplified employee pension plan, or a tax-deferred annuity program (a "qualified plan"), and a married individual who is not an active participant in a qualified plan and whose spouse is also not an active participant in a qualified plan, are eligible to make tax deductible contributions of up to $2,000 to an IRA prior to the year such individual attains age 70 1/2. In addition, certain individuals who are active participants in qualified plans (or who have spouses who are active participants) are also eligible to make tax-deductible contributions to an IRA; the annual amount, if any, of the contribution which such an individual will be eligible to deduct will be determined by the amount of his, her, or their adjusted gross income for the year. Whenever the adjusted gross income limitation prohibits an individual from contributing what would otherwise be the maximum tax-deductible contribution he or she could make, the individual will be eligible to contribute the difference to an IRA in the form of nondeductible contributions.


      An eligible individual may contribute as much as $2,000 of qualified income (earned income or, under certain circumstances, alimony) to an IRA each year (up to $2,000 per individual for married couples if only one spouse has earned income). All income and capital gains derived from IRA investments are reinvested and compound tax-deferred until distributed. Such tax-deferred compounding can lead to substantial retirement savings.

      The table below shows how much individuals would accumulate in a fully tax-deductible IRA by age 65 (before any distributions) if they contribute $2,000 at the beginning of each year, assuming average annual returns of 5, 10, and 15%. (At withdrawal, accumulations in this table will be taxable.)

                             Value of IRA at Age 65
                 Assuming $2,000 Deductible Annual Contribution

-------------------------------------------------------------------------
     Starting                      Annual Rate of Return
      Age of        -----------------------------------------------------
  Contributions           5%                10%               15%
-------------------------------------------------------------------------
        25            $253,680          $973,704        $4,091,908
        35             139,522           361,887           999,914
        45              69,439           126,005           235,620
        55              26,414            35,062            46,699

      This next table shows how much individuals would accumulate in non-IRA accounts by age 65 if they start with $2,000 in pretax earned income at the beginning of each year (which is $1,380 after taxes are paid), assuming average annual returns of 5, 10 and 15%. (At withdrawal, a portion of the accumulation in this table will be taxable.)

                          Value of a Non-IRA Account at
                   Age 65 Assuming $1,380 Annual Contributions
                 (post tax, $2,000 pretax) and a 31% Tax Bracket

-------------------------------------------------------------------------
     Starting                      Annual Rate of Return
      Age of        -----------------------------------------------------
  Contributions           5%                10%               15%
-------------------------------------------------------------------------
        25            $119,318          $287,021          $741,431
        35              73,094           136,868           267,697
        45              40,166            59,821            90,764
        55              16,709            20,286            24,681

Scudder Roth IRA:  Individual Retirement Account

      Shares of the Fund(s) may be purchased as the underlying investment for an individual Retirement Account which meets the requirements of Section 408A of the Internal Revenue Code.

      A single individual earning below $95,000 can contribute up to $2,000 per year to a Roth IRA. The maximum contribution amount diminishes and gradually falls to zero for single filers with adjusted gross incomes ranging from $95,000 to $110,000. Married couples earning less than $150,000 combined, and filing jointly, can contribute a full $4,000 per year ($2,000 per IRA). The maximum contribution amount for married couples filing jointly phases out from $150,000 to $160,000.

      An eligible individual can contribute money to a traditional IRA and a Roth IRA as long as the total contribution to all IRAs does not exceed $2,000. No tax deduction is allowed under Section 219 of the Internal Revenue Code for contributions to a Roth IRA. Contributions to a Roth IRA may be made even after the individual for whom the account is maintained has attained age 70 1/2.


      All income and capital gains derived from Roth IRA investments are reinvested and compounded tax-free. Such tax-free compounding can lead to substantial retirement savings. No distributions are required to be taken prior to the death of the original account holder. If a Roth IRA has been established for a minimum of five years, distributions can be taken tax-free after reaching age 59 1/2, for a first-time home purchase ($10,000 maximum, one-time use) or upon death or disability. All other distributions from a Roth IRA are taxable and subject to a 10% tax penalty unless an exception applies. Exceptions to the 10% penalty include: disability, excess medical expenses, the purchase of health insurance for an unemployed individual and education expenses.


      An individual with an income of less than $100,000 (who is not married filing separately) can roll his or her existing IRA into a Roth IRA. However, the individual must pay taxes on the taxable amount in his or her traditional

IRA. Individuals who complete the rollover in 1998 will be allowed to spread the tax payments over a four-year period. After 1998, all taxes on such a rollover will have to be paid in the tax year in which the rollover is made.

Scudder 403(b) Plan

      Shares of the Fund may also be purchased as the underlying investment for tax sheltered annuity plans under the provisions of Section 403(b)(7) of the Internal Revenue Code. In general, employees of tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (such as hospitals, churches, religious, scientific, or literary organizations and educational institutions) or a public school system are eligible to participate in a 403(b) plan.

Automatic Withdrawal Plan

      Non-retirement plan shareholders may establish an Automatic Withdrawal Plan to receive monthly, quarterly or periodic redemptions from his or her account for any designated amount of $50 or more. Shareholders may designate which day they want the automatic withdrawal to be processed. The check amounts may be based on the redemption of a fixed dollar amount, fixed share amount, percent of account value or declining balance. The Plan provides for income dividends and capital gains distributions, if any, to be reinvested in additional shares. Shares are then liquidated as necessary to provide for withdrawal payments. Since the withdrawals are in amounts selected by the investor and have no relationship to yield or income, payments received cannot be considered as yield or income on the investment and the resulting liquidations may deplete or possibly extinguish the initial investment and any reinvested dividends and capital gains distributions. Requests for increases in withdrawal amounts or to change the payee must be submitted in writing, signed exactly as the account is registered, and contain signature guarantee(s) as described under "Transaction information--Redeeming shares--Signature guarantees" in the Fund's prospectus. Any such requests must be received by the Fund's transfer agent ten days prior to the date of the first automatic withdrawal. An Automatic Withdrawal Plan may be terminated at any time by the shareholder, the Trust or its agent on written notice, and will be terminated when all shares of the Fund under the Plan have been liquidated or upon receipt by the Trust of notice of death of the shareholder.

      An Automatic Withdrawal Plan request form can be obtained by calling 1-800-225-5163.

Group or Salary Deduction Plan

      An investor may join a Group or Salary Deduction Plan where satisfactory arrangements have been made with Scudder Investor Services, Inc. for forwarding regular investments through a single source. The minimum annual investment is $240 per investor which may be made in monthly, quarterly, semiannual or annual payments. The minimum monthly deposit per investor is $20. Except for trustees or custodian fees for certain retirement plans, at present there is no separate charge for maintaining group or salary deduction plans; however, the Trust and its agents reserve the right to establish a maintenance charge in the future depending on the services required by the investor.

      The Trust reserves the right, after notice has been given to the shareholder, to redeem and close a shareholder's account in the event that the shareholder ceases participating in the group plan prior to investment of $1,000 per individual or in the event of a redemption which occurs prior to the accumulation of that amount or which reduces the account value to less than $1,000 and the account value is not increased to $1,000 within a reasonable time after notification. An investor in a plan who has not purchased shares for six months shall be presumed to have stopped making payments under the plan.

Automatic Investment Plan

      Shareholders may arrange to make periodic investments through automatic deductions from checking accounts by completing the appropriate form and providing the necessary documentation to establish this service. The minimum investment is $50.

      The Automatic Investment Plan involves an investment strategy called dollar cost averaging. Dollar cost averaging is a method of investing whereby a specific dollar amount is invested at regular intervals. By investing the same dollar amount each period, when shares are priced low the investor will purchase more shares than when the share price is higher. Over a period of time this investment approach may allow the investor to reduce the average price of the shares purchased. However, this investment approach does not assure a profit or protect against loss. This type of regular investment program may be suitable for various investment goals such as, but not limited to, college planning or saving for a home.

Uniform Transfers/Gifts to Minors Act

      Grandparents, parents or other donors may set up custodian accounts for minors. The minimum initial investment is $1,000 unless the donor agrees to continue to make regular share purchases for the account through Scudder's Automatic Investment Plan (AIP). In this case, the minimum initial investment is $500.

      The Trust reserves the right, after notice has been given to the shareholder and custodian, to redeem and close a shareholder's account in the event that regular investments to the account cease before the $1,000 minimum is reached.

                    DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

      (See "Distribution and performance information--Dividends and capital gains distributions" in the Fund's prospectus.)


      The Fund intends to distribute dividends from its net investment income quarterly in March, June, September and December. The Fund intends to distribute net realized capital gains after utilization of capital loss carryforwards, if any, in November or December to prevent application of a federal excise tax. An additional distribution may be made, if necessary. Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared.

      According to preference, shareholders may receive distributions in cash or have them reinvested in additional shares of the Fund. If an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholder's account.

      Generally, dividends from net investment income are taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable to individual shareholders at a maximum 20% or 28% capital gains rate (depending on the Fund's holding period for the assets giving rise to the gain), regardless of the length of time shareholders have owned their shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income.

      A portion of the dividends paid by REITs may represent a return of capital. As a result, it is expected that a portion of the Fund's dividends may also be a return of capital. Return of capital dividends are not taxed currently, but you must deduct them from the cost basis of your investment in the Fund thereby affecting the capital gain or loss you realize when you sell or exchange Fund shares. REITs may also pay capital gain distributions to shareholders. REITs do not provide information about the tax status of their distributions until after calendar year-end. As a result, the Fund cannot determine the proportion of its distributions that are dividends, capital gains or a return of capital until after the January 31 deadline for 1099-DIV reporting. Therefore, the Fund plans to request permission from the IRS each year to mail tax forms to shareholders in February so that the information you receive is complete and accurate.


                             PERFORMANCE INFORMATION

    (See "Distribution and performance information--Performance information"
                           in the Fund's prospectus.)

      From time to time, quotations of the Fund's performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. These performance figures will be calculated in the following manner:

Average Annual Total Return

      Average annual total return is the average annual compound rate of return for the periods of one year and the life of the Fund, ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by finding the average annual compound rates of return of a hypothetical investment over such periods, according to the following formula (average annual total return is then expressed as a percentage):

                               T = (ERV/P)^1/n - 1
Where:

             T     =    Average Annual Total Return
             P     =    a hypothetical initial payment of $1,000
             n     =    number of years
             ERV   =    ending redeemable value: ERV is the value, at the end
                        of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

Cumulative Total Return

      Cumulative total return is the compound rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by finding the cumulative rate of return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

                                 C = (ERV/P) -1
Where:

             C     =    Cumulative Total Return
             P     =    a hypothetical initial investment of $1,000
             ERV   =    ending redeemable value: ERV is the value, at the end
                        of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

Total Return

      Total return is the rate of return on an investment for a specified period of time calculated in the same manner as cumulative total return.

Comparison of Fund Performance

      A comparison of the quoted non-standard performance offered for various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of the Fund with performance quoted with respect to other investment companies or types of investments.

      In connection with communicating its performance to current or prospective shareholders, the Fund also may compare these figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples include, but are not limited to the Dow Jones Industrial Average, the Consumer Price Index, Standard & Poor's 500 Composite Stock Price Index (S&P
500), the Nasdaq OTC Composite Index, the Nasdaq Industrials Index, the Russell 2000 Index, and statistics published by the Small Business Administration.

      From time to time, in advertising and marketing literature, this Fund's performance may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations such as, Investment Company Data, Inc. ("ICD"), Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), Morningstar, Inc., Value Line Mutual Fund Survey and other independent organizations. When these organizations' tracking results are used, the Fund will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk. For instance, a Scudder growth fund will be compared to funds in the growth fund category; a Scudder income fund will be compared to funds in the income fund category; and so on. Scudder funds (except for money market funds) may also be compared to funds with similar volatility, as measured statistically by independent organizations.

      From time to time, in marketing and other Fund literature, Trustees and officers of the Trust, the Fund's portfolio manager, or members of the portfolio management team may be depicted and quoted to give prospective and current shareholders a better sense of the outlook and approach of those who manage the Fund. In addition, the amount of assets that the Adviser has under management in various geographical areas may be quoted in advertising and marketing materials.

      The Fund may be advertised as an investment choice in Scudder's college planning program. The description may contain illustrations of projected future college costs based on assumed rates of inflation and examples of hypothetical fund performance, calculated as described above.

      Statistical and other information, as provided by the Social Security Administration, may be used in marketing materials pertaining to retirement planning in order to estimate future payouts of social security benefits. Estimates may be used on demographic and economic data.

      Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in the Fund. The description may include a "risk/return spectrum" which compares the Fund to other Scudder funds or broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare the Fund to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. government and offer a fixed rate of return.

      Because bank products guarantee the principal value of an investment and money market funds seek stability of principal, these investments are considered to be less risky than investments in either bond or equity funds, which may involve the loss of principal. However, all long-term investments, including investments in bank products, may be subject to inflation risk, which is the risk of erosion of the value of an investment as prices increase over a long time period. The risks/returns associated with an investment in bond or equity funds depend upon many factors. For bond funds these factors include, but are not limited to, a fund's overall investment objective, the average portfolio maturity, credit quality of the securities held, and interest rate movements. For equity funds, factors include a fund's overall investment objective, the types of equity securities held and the financial position of the issuers of the securities. The risks/returns associated with an investment in international bond or equity funds also will depend upon currency exchange rate fluctuation.

      A risk/return spectrum generally will position the various investment categories in the following order: bank products, money market funds, bond funds and equity funds. Shorter-term bond funds generally are considered less risky and offer the potential for less return than longer-term bond funds. The same is true of domestic bond funds relative to international bond funds, and bond funds that purchase higher quality securities relative to bond funds that purchase lower quality securities. Growth and income equity funds are generally considered to be less risky and offer the potential for less return than growth funds. In addition, international equity funds usually are considered more risky than domestic equity funds but generally offer the potential for greater return.

      Risk/return spectrums also may depict funds that invest in both domestic and foreign securities or a combination of bond and equity securities.

      Evaluation of Fund performance or other relevant statistical information made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about this Fund. Sources for Fund performance information and articles about the Fund include the following:

American Association of Individual Investors' Journal, a monthly publication of the AAII that includes articles on investment analysis techniques.

Asian Wall Street Journal, a weekly Asian newspaper that often reviews U.S. mutual funds investing internationally.

Banxquote, an on-line source of national averages for leading money market and bank CD interest rates, published on a weekly basis by Masterfund, Inc. of Wilmington, Delaware.

Barron's, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

Business Week, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds investing abroad.

CDA Investment Technologies, Inc., an organization which provides performance and ranking information through examining the dollar results of hypothetical mutual fund investments and comparing these results against appropriate market indices.

Consumer Digest, a monthly business/financial magazine that includes a "Money Watch" section featuring financial news.

Financial Times, Europe's business newspaper, which features from time to time articles on international or country-specific funds.

Financial World, a general business/financial magazine that includes a "Market Watch" department reporting on activities in the mutual fund industry.

Forbes, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry.

Fortune, a national business publication that periodically rates the performance of a variety of mutual funds.

The Frank Russell Company, a West-Coast investment management firm that periodically evaluates international stock markets and compares foreign equity market performance to U.S. stock market performance.

Global Investor, a European publication that periodically reviews the performance of U.S. mutual funds investing internationally.

IBC Money Fund Report, a weekly publication of IBC Financial Data, Inc., reporting on the performance of the nation's money market funds, summarizing money market fund activity and including certain averages as performance benchmarks, specifically "IBC's Money Fund Average," and "IBC's Government Money Fund Average."

Ibbotson Associates, Inc., a company specializing in investment research and data.

Investment Company Data, Inc., an independent organization which provides performance ranking information for broad classes of mutual funds.

Investor's Business Daily, a daily newspaper that features financial, economic, and business news.

Kiplinger's Personal Finance Magazine, a monthly investment advisory publication that periodically features the performance of a variety of securities.

Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, a weekly publication of industry-wide mutual fund averages by type of fund.

Money, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole.

Morgan Stanley International, an integrated investment banking firm that compiles statistical information.

Mutual Fund Values, a biweekly Morningstar, Inc. publication that provides ratings of mutual funds based on fund performance, risk and portfolio characteristics.

The New York Times, a nationally distributed newspaper which regularly covers financial news.

The No-Load Fund Investor, a monthly newsletter, published by Sheldon Jacobs, that includes mutual fund performance data and recommendations for the mutual fund investor.

No-Load Fund*X, a monthly newsletter, published by DAL Investment Company, Inc., that reports on mutual fund performance, rates funds and discusses investment strategies for the mutual fund investor.

Personal Investing News, a monthly news publication that often reports on investment opportunities and market conditions.

Personal Investor, a monthly investment advisory publication that includes a "Mutual Funds Outlook" section reporting on mutual fund performance measures, yields, indices and portfolio holdings.

SmartMoney, a national personal finance magazine published monthly by Dow Jones and Company, Inc. and The Hearst Corporation. Focus is placed on ideas for investing, spending and saving.

Success, a monthly magazine targeted to the world of entrepreneurs and growing business, often featuring mutual fund performance data.

United Mutual Fund Selector, a semi-monthly investment newsletter, published by Babson United Investment Advisors, that includes mutual fund performance data and reviews of mutual fund portfolios and investment strategies.

USA Today, a leading national daily newspaper.

U.S. News and World Report, a national news weekly that periodically reports mutual fund performance data.

Value Line Mutual Fund Survey, an independent organization that provides biweekly performance and other information on mutual funds.

The Wall Street Journal, a Dow Jones and Company, Inc. newspaper which regularly covers financial news.

Wiesenberger Investment Companies Services, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records and price ranges.

Working Woman, a monthly publication that features a "Financial Workshop" section reporting on the mutual fund/financial industry.

Worth, a national publication issued 10 times per year by Capital Publishing Company, a subsidiary of Fidelity Investments. Focus is placed on personal financial journalism.

                            ORGANIZATION OF THE FUND

               (See "Fund organization" in the Fund's prospectus.)

      The Fund is a non-diversified series of Scudder Investment Trust, a Massachusetts business trust established under a Declaration of Trust dated September 20, 1984, as amended. The name of the Trust was changed, effective May 15, 1991, from Scudder Growth and Income Fund. The Trust's authorized capital consists of an unlimited number of shares of beneficial interest, par value $0.01 per share. The Trust's shares are currently divided into five series, Scudder Growth and Income Fund, Scudder Large Company Growth Fund, Scudder Classic Growth Fund, Scudder S&P 500 Index Fund and Scudder Real Estate Investment Fund.


      The Trustees have the authority to issue additional series of shares and to designate the relative rights and preferences as between the different series. Each share of the Fund has equal rights with each other share of the Fund as to voting, dividends and liquidation. All shares issued and outstanding will be fully paid and nonassessable by the Trust, and redeemable as described in this Statement of Additional Information and in the Fund's prospectus.


      The assets of the Trust received for the issue or sale of the shares of each series and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such series and constitute the underlying assets of such series. The underlying assets of each series are segregated on the books of account, and are to be charged with the liabilities in respect to such series and with a proportionate share of the general liabilities of the Trust. If a series were unable to meet its obligations, the assets of all other series may in some circumstances be available to creditors for that purpose, in which case the assets of such other series could be used to meet liabilities which are not otherwise properly chargeable to them. Expenses with respect to any two or more series are to be allocated in proportion to the asset value of the respective series except where allocations of direct expenses can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Trustees, have the power to determine which liabilities are allocable to a given series, or which are general or allocable to two or more series. In the event of the dissolution or liquidation of the Trust or any series, the holders of the shares of any series are entitled to receive as a class the underlying assets of such shares available for distribution to shareholders.

      Shares of the Trust entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting that individual series. For example, a change in investment policy for a series would be voted upon only by shareholders of the series involved. Additionally, approval of the investment advisory agreement is a matter to be determined separately by each series.


      The Trustees, in their discretion, may authorize the division of shares of the Fund (or shares of a series) into different classes, permitting shares of different classes to be distributed by different methods. Although shareholders of different classes of a series would have an interest in the same portfolio of assets, shareholders of different classes may bear different expenses in connection with different methods of distribution.


      The Declaration of Trust provides that obligations of the Fund are not binding upon the Trustees individually but only upon the property of the Fund, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law and that the Fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Fund, except if it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Fund. Nothing in the Declaration of Trust, however, protects or indemnifies a Trustee or officer against any liability to which that person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of that person's office.

                               INVESTMENT ADVISER

     (See "Fund organization--Investment adviser" in the Fund's prospectus.)

      Scudder Kemper Investments, Inc. (the "Adviser"), an investment counsel firm, acts as investment adviser to the Fund. This organization, the predecessor of which is Scudder, Stevens & Clark, Inc., is one of the most experienced investment counsel firms in the U.S. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. In 1953 the Adviser introduced Scudder International Fund, Inc., the first mutual fund available in the U.S. investing internationally in securities of issuers in several foreign countries. The predecessor firm reorganized from a partnership to a corporation on June 28, 1985. On June 26, 1997, Scudder, Stevens & Clark, Inc. ("Scudder") entered into an agreement with Zurich Insurance Company ("Zurich") pursuant to which Scudder and Zurich agreed to form an alliance. On December 31, 1997, Zurich acquired a majority interest in Scudder, and Zurich Kemper Investments, Inc., a Zurich subsidiary, became part of Scudder. Scudder's name has been changed to Scudder Kemper Investments, Inc.


      Founded in 1872, Zurich is a multinational, public corporation organized under the laws of Switzerland. Its home office is located at Mythenquai 2, 8002 Zurich, Switzerland. Historically, Zurich's earnings have resulted from its operations as an insurer as well as from its ownership of its subsidiaries and affiliated companies (the "Zurich Insurance Group"). Zurich and the Zurich Insurance Group provide an extensive range of insurance products and services and have branch offices and subsidiaries in more than 40 countries throughout the world.


      The principal source of the Adviser's income is professional fees received from providing continuous investment advice, and the firm derives no income from brokerage or underwriting of securities. Today, it provides investment counsel for many individuals and institutions, including insurance companies, colleges, industrial corporations, and financial and banking organizations. In addition, it manages Montgomery Street Income Securities, Inc., Scudder California Tax Free Trust, Scudder Cash Investment Trust, Scudder Equity Trust, Scudder Fund, Inc., Scudder Funds Trust, Scudder Global Fund, Inc., Scudder Global High Income Fund, Inc., Scudder GNMA Fund, Scudder Portfolio Trust, Scudder Institutional Fund, Inc., Scudder International Fund, Inc., Scudder Investment Trust, Scudder Municipal Trust, Scudder Mutual Funds, Inc., Scudder New Asia Fund, Inc., Scudder New Europe Fund, Inc., Scudder Pathway Series, Scudder Securities Trust, Scudder State Tax Free Trust, Scudder Tax Free Money Fund, Scudder Tax Free Trust, Scudder U.S. Treasury Money Fund, Scudder Variable Life Investment Fund, The Argentina Fund, Inc., The Brazil Fund, Inc., The Korea Fund, Inc., The Japan Fund, Inc. and Scudder Spain and Portugal Fund, Inc. Some of the foregoing companies or trusts have two or more series.

      The Adviser also provides investment advisory services to the mutual funds which comprise the AARP Investment Program from Scudder. The AARP Investment Program from Scudder has assets over $13 billion and includes the AARP Growth Trust, AARP Income Trust, AARP Tax Free Income Trust, AARP Managed Investment Portfolios Trust and AARP Cash Investment Funds.

      Pursuant to an Agreement between Scudder Kemper Investments, Inc. and AMA Solutions, Inc., a subsidiary of the American Medical Association (the "AMA"), dated May 9, 1997, Scudder has agreed, subject to applicable state regulations, to pay AMA Solutions, Inc. royalties in an amount equal to 5% of the management fee received by Scudder with respect to assets invested by AMA members in Scudder funds in connection with the AMA InvestmentLinkSM Program. Scudder will also pay AMA Solutions, Inc. a general monthly fee, currently in the amount of $833. The AMA and AMA Solutions, Inc. are not engaged in the business of providing investment advice and neither is registered as an investment adviser or broker/dealer under federal securities laws. Any person who participates in the AMA InvestmentLinkSM Program will be a customer of Scudder (or of a subsidiary thereof) and not the AMA or AMA Solutions, Inc. AMA InvestmentLinkSM is a service mark of AMA Solutions, Inc.

      The Adviser maintains a large research department, which conducts continuous studies of the factors that affect the position of various industries, companies and individual securities. The Adviser receives published reports and statistical compilations from issuers and other sources, as well as analyses from brokers and dealers who may execute portfolio transactions for the Adviser's clients. However, the Adviser regards this information and material as an adjunct to its own research activities. Scudder's international investment management team travels the world, researching hundreds of companies. In selecting the securities in which the Fund may invest, the conclusions and investment decisions of the Adviser with respect to the Fund are based primarily on the analyses of its own research department.

      Certain investments may be appropriate for the Fund and also for other clients advised by the Adviser. Investment decisions for the Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Adviser to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by the Fund. Purchase and sale orders for the Fund may be combined with those of other clients of the Adviser in the interest of achieving the most favorable net results to the Fund.

      The investment management agreement between the Fund and the Adviser is dated March 2, 1998 and was approved by the Trustees on February 10, 1998 and by the initial shareholder of the Fund on February 26, 1998. The investment management agreement (the "Agreement") will continue in effect for an initial term ending on September 30, 1999. The Agreement will continue in effect from year to year thereafter only if its continuance is approved annually by the vote of a majority of those Trustees who are not parties to the Agreement or interested persons of the Adviser or the Trust, cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Trust's Trustees on behalf of the Fund or of a majority of the outstanding voting securities of the Fund. The Agreement may be terminated at any time without payment of penalty by either party on sixty days' written notice and automatically terminates in the event of its assignment.

      Under the Agreement, the Adviser regularly provides the Fund with continuing investment management for the Fund's portfolio consistent with the Fund's investment objective, policies and restrictions and determines what securities shall be purchased, held or sold and what portion of the Fund's assets shall be held uninvested, subject to the Trust's Declaration of Trust, By-Laws, the 1940 Act, the Code and to the Fund's investment objective, policies and restrictions, and subject, further, to such policies and instructions as the Board of Trustees of the Trust may from time to time establish. The Adviser also advises and assists the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees and the appropriate committees of the Trustees regarding the conduct of the business of the Fund.

      Under the Agreement, the Adviser renders significant administrative services (not otherwise provided by third parties) necessary for the Fund's operations as an open-end investment company including, but not limited to, preparing reports and notices to the Trustees and shareholders; supervising, negotiating contractual arrangements with, and monitoring various third-party service providers to the Fund (such as the Fund's transfer agent, pricing agents, Custodian, accountants and others); preparing and making filings with the SEC and other regulatory agencies; assisting in the preparation and filing of the Fund's federal, state and local tax returns; preparing and filing the Fund's federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities and the calculation of net asset value; monitoring the registration of shares of the Fund under applicable federal and state securities laws; maintaining the Fund's books and records to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of the Fund; assisting in the resolution of accounting and legal issues; establishing and monitoring the Fund's operating budget; processing the payment of the Fund's bills; assisting the Fund in, and otherwise arranging for, the payment of distributions and dividends and otherwise assisting the Fund in the conduct of its business, subject to the direction and control of the Trustees.

      The Adviser pays the compensation and expenses of all Trustees, officers and executive employees (except expenses incurred attending Board and committee meetings outside New York, New York or Boston, Massachusetts) of the Trust affiliated with the Adviser and makes available, without expense to the Fund, the services of such Trustees, officers and employees of the Adviser as may duly be elected officers of the Trust, subject to their individual consent to serve and to any limitations imposed by law, and provides the Fund's office space and facilities.

      For these services, the Fund will pay the Adviser an annual fee equal to 0.80% of the Fund's average daily net assets, payable monthly, provided the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. The Adviser has agreed until December 31, 1998 to maintain the total annualized expenses of the Fund at no more than 1.25% of the average daily net assets of the Fund.

      Under the Agreement the Fund is responsible for all of its other expenses including: organizational costs, fees and expenses incurred in connection with membership in investment company organizations; fees and expenses of the Fund's accounting agent; brokers' commissions; legal, auditing and accounting expenses; taxes and governmental fees; the fees and expenses of the Transfer Agent; any other expenses of issue, sale, underwriting, distribution, redemption or repurchase of shares; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of Trustees, officers and employees of the Fund who are not affiliated with the Adviser; the cost of printing and distributing reports and notices to stockholders; and the fees and disbursements of custodians. The Fund may arrange to have third parties assume all or part of the expenses of sale, underwriting and distribution of shares of the Fund. The Fund is also responsible for its expenses of shareholders' meetings, the cost of responding to shareholders' inquiries, and its expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Trustees of the Fund with respect thereto.

      The Agreement identifies the Adviser as the exclusive licensee of the rights to use and sublicense the names "Scudder," "Scudder Kemper Investments, Inc." and "Scudder, Stevens and Clark, Inc." (together, the "Scudder Marks"). Under this license, the Trust, with respect to the Fund, has the non-exclusive right to use and sublicense the Scudder name and marks as part of its name, and to use the Scudder Marks in the Trust's investment products and services.

      In reviewing the terms of the Agreement and in discussions with the Adviser concerning such Agreement, the Trustees of the Trust who are not "interested persons" of the Adviser are represented by independent counsel at the Fund's expense.

      The Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its obligations and duties under the Agreement.

      Officers and employees of the Adviser from time to time may have transactions with various banks, including the Fund's custodian bank. It is the Adviser's opinion that the terms and conditions of those transactions which have occurred were not influenced by existing or potential custodial or other Fund relationships.

      The Adviser may serve as adviser to other funds with similar investment objectives and policies to those of the Funds that may have different distribution arrangements or expenses, which may affect performance.

      None of the officers or Trustees of the Trust may have dealings with the Fund as principals in the purchase or sale of securities, except as individual subscribers to or holders of shares of the Fund.

Personal Investments by Employees of the Adviser

      Employees of the Adviser are permitted to make personal securities transactions, subject to requirements and restrictions set forth in the Adviser's Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Fund. Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and monthly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

                              TRUSTEES AND OFFICERS

                                                                Position with
                                                                Underwriter,
Name, Age              Position                                 Scudder Investor
and Address            with Trust        Principal Occupation** Services, Inc.
-----------            ----------        ---------------------- --------------


Daniel Pierce (63)+*=  President and     Chairman of the Board  Director, Vice
                       Trustee           and Managing Director  President and
                                         of Scudder Kemper      Assistant
                                         Investments, Inc.      Treasurer


Henry P. Becton, Jr.   Trustee           President and General        --
(53)                                     Manager, WGBH
125 Western Avenue                       Educational Foundation
Allston, MA 02134

Dawn-Marie Driscoll    Trustee           Executive Fellow,            --
(50)                                     Center for Business
4909 SW 9th Place                        Ethics, Bentley
Cape Coral, FL 33914                     College; President,
                                         Driscoll Associates

Peter B. Freeman (65)  Trustee           Director, The A.H.           --
100 Alumni Avenue                        Belo Company;
Providence, RI 02906                     Trustee, Eastern
                                         Utilities Associates
                                         (public utility holding
                                         company); Director,
                                         AMICA Life Insurance
                                         Co.; Director, AMICA
                                         Insurance Co.


George M. Lovejoy,     Trustee           President and                --
Jr. (67)=                                Director, Fifty
50 Congress Street                       Associates (real
Suite 543                                estate investment
Boston, MA 02109                         trust)

Wesley W. Marple, Jr.  Trustee           Professor of Business       --
(65)=                                    Administration,
413 Hayden Hall                          Northeastern
360 Huntington Ave.                      University, College
Boston, MA 02115                         of Business
                                         Administration


Kathryn L. Quirk       Trustee, Vice     Managing Director of   Director,
(44)++*=               President and     Scudder Kemper         Assistant
                       Assistant         Investments, Inc.      Treasurer and
                       Secretary                                Senior Vice
                                                                President


Jean C. Tempel (54)    Trustee           Managing Partner,            --
Ten Post Office Square                   Technology Equity
Suite 1325                               Partners
Boston, MA 02109

                                                                Position with
                                                                Underwriter,
Name, Age              Position                                 Scudder Investor
and Address            with Trust        Principal Occupation** Services, Inc.
-----------            ----------        ---------------------- --------------


Bruce F. Beaty (38)++  Vice President    Senior Vice President        --
                                         of Scudder Kemper
                                         Investments, Inc.

Philip S. Fortuna      Vice President    Managing Director of   Vice President
(41)++                                   Scudder Kemper
                                         Investments, Inc.

William F. Gadsden     Vice President    Managing Director of         --
(42)++                                   Scudder Kemper
                                         Investments, Inc.

Jerard K. Hartman      Vice President    Managing Director of         --
(64)++                                   Scudder Kemper
                                         Investments, Inc.

John R. Hebble (39)+   Assistant         Senior Vice President        --
                       Treasurer         of Scudder Kemper
                                         Investments, Inc.

Robert T. Hoffman      Vice President    Managing Director of         --
(38)++                                   Scudder Kemper
                                         Investments, Inc.


Thomas W. Joseph       Vice President    Senior Vice President  Director, Vice
(58)+                                    of Scudder Kemper      President,
                                         Investments, Inc.      Treasurer and
                                                                Assistant Clerk

Valerie F. Malter      Vice President    Senior Vice President        --
(39)++                                   of Scudder Kemper
                                         Investments, Inc.

Thomas F. McDonough    Treasurer, Vice   Senior Vice President  Clerk
(50)+                  President and     of Scudder Kemper
                       Secretary         Investments, Inc.

Caroline Pearson (35)+ Assistant         Director of Mutual          --
                       Secretary         Fund Administration


* Mr. Pierce and Ms. Quirk are considered by the Fund and counsel to be persons who are "interested persons" of the Adviser or of the Fund, within the meaning of the Investment Company Act of 1940, as amended.

** Unless otherwise stated, all the Trustees and officers have been associated with their respective companies for more than five years, but not necessarily in the same capacity.

= Messrs. Lovejoy, Pierce, Marple and Ms. Quirk are members of the Executive Committee for the Trust, which has the power to declare dividends from ordinary income and distributions of realized capital gains to the same extent as the Board is so empowered.

+     Address: Two International Place, Boston, Massachusetts

++    Address: 345 Park Avenue, New York, New York

      The Trustees and officers of the Fund also serve in similar capacities with other Scudder Funds.

      All Trustees and officers as a group owned less than 1% of the Fund's outstanding shares at the commencement of operations.

                                  REMUNERATION

Responsibilities of the Board--Board and Committee Meetings

      The Board of Trustees of the Trust is responsible for the general oversight of the Fund's business. A majority of the Board's members are not affiliated with Scudder Kemper Investments, Inc. These "Independent Trustees" have primary responsibility for assuring that the Fund is managed in the best interests of its shareholders.

      The Board of Trustees meets at least quarterly to review the investment performance of each Fund of the Trust and other operational matters, including policies and procedures designated to assure compliance with various regulatory requirements. At least annually, the Independent Trustees review the fees paid to Scudder and its affiliates for investment advisory services and other administrative and shareholder services. In this regard, they evaluate, among other things, the quality and efficiency of the various other services provided, costs incurred by Scudder and its affiliates, and comparative information regarding fees and expenses of competitive funds. They are assisted in this process by the Fund's independent public accountants and by independent legal counsel selected by the Independent Trustees.

      All of the Independent Trustees serve on the Committee of Independent Trustees, which nominates Independent Trustees and considers other related matters, and the Audit Committee, which selects the Fund's independent public accountants and reviews accounting policies and controls. In addition, Independent Trustees from time to time have established and served on task forces and subcommittees focusing on particular matters such as investment, accounting and shareholder service issues.



Compensation of Officers and Trustees of the Fund

      The Independent Trustees receive the following compensation from the Funds of Scudder Investment Trust: an annual trustee's fee of $2,400 for a Fund in which assets do not exceed $100 million, $4,800 for assets which exceed $100 million, but not exceeding $1 billion, and $7,200 if assets exceed $1 billion; a fee of $150 for attendance at each board meeting, audit committee meeting, or other meeting held for the purposes of considering arrangements between the Trust for the Fund and Scudder or any affiliate of Scudder; $75 for any other committee meeting (although in some cases the Independent Trustees have waived committee meeting fees); and reimbursement of expenses incurred for travel to and from Board Meetings. No additional compensation is paid to any Independent Trustee for travel time to meetings, attendance at directors' educational seminars or conferences, service on industry or association committees, participation as speakers at directors' conferences, service on special trustee task forces or subcommittees or service as lead or liaison trustee. Independent Trustees do not receive any employee benefits such as pension, retirement or health insurance.

      The Independent Trustees also serve in the same capacity for other funds managed by Scudder. These funds differ broadly in type an complexity and in some cases have substantially different Trustee fee schedules. The following table shows the aggregate compensation received by each Independent Trustee during 1997 from the Trust and from all of Scudder funds as a group.

                                     Scudder
                 Name          Investment Trust*   All Scudder Funds
                 ----          -----------------   -----------------

         Henry P. Becton, Jr.
         Trustee                                      (_funds)

         Dawn-Marie
         Driscoll** Trustee                           (_funds)

         Peter B. Freeman**
         Trustee                                      (_funds)

         George M. Lovejoy, Jr.
         Trustee                                      (_funds)

         Wesley W. Marple, Jr.
         Trustee                                      (_funds)

         Jean C. Tempel
         Trustee                                      (_funds)

* In 1997, Scudder Investment Trust consisted of four funds: Scudder Growth and Income Fund, Scudder Large Company Growth Fund, Scudder Classic Growth Fund, Scudder S&P 500 Index Fund and Scudder Real Estate Investment Fund. Scudder S&P 500 Index Fund commenced operations on August 29, 1997. Scudder Real Estate Investment Fund commenced operations on March 2, 1998.

**    Elected as trustee on October 24, 1997.


                                   DISTRIBUTOR

      The Trust has an underwriting agreement with Scudder Investor Services, Inc. (the "Distributor"), a Massachusetts corporation, which is a subsidiary of the Adviser, a Delaware corporation. The Trust's underwriting agreement dated September 10, 1985 will remain in effect until September 30, 1998 and from year to year thereafter only if its continuance is approved annually by a majority of the members of the Board of Trustees who are not parties to such agreement or interested persons of any such party and either by vote of a majority of the Board of Trustees or a majority of the outstanding voting securities of the Fund. The underwriting agreement was last approved by the Trustees on August 14, 1997.

      Under the underwriting agreement, the Fund is responsible for: the payment of all fees and expenses in connection with the preparation and filing with the SEC of its registration statement and prospectus and any amendments and supplements thereto; the registration and qualification of shares for sale in the various states, including registering the Fund as a broker or dealer in various states, as required; the fees and expenses of preparing, printing and mailing prospectuses annually to existing shareholders (see below for expenses relating to prospectuses paid by the Distributor); notices, proxy statements, reports or other communications to shareholders of the Fund; the cost of printing and mailing confirmations of purchases of shares and any prospectuses accompanying such confirmations; any issuance taxes and/or any initial transfer taxes; a portion of shareholder toll-free telephone charges and expenses of shareholder service representatives; the cost of wiring funds for share purchases and redemptions (unless paid by the shareholder who initiates the transaction); the cost of printing and postage of business reply envelopes; and a portion of the cost of computer terminals used by both the Fund and the Distributor.

      The Distributor will pay for printing and distributing prospectuses or reports prepared for its use in connection with the offering of the Fund's shares to the public and preparing, printing and mailing any other literature or advertising in connection with the offering of shares of the Fund to the public. The Distributor will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under federal and state laws, a portion of the cost of toll-free telephone service and expenses of shareholder service representatives, a portion of the cost of computer terminals, and expenses of any activity which is primarily intended to result in the sale of shares issued by the Fund, unless a Rule 12b-1 Plan is in effect which provides that the Fund shall bear some or all of such expenses.

Note: Although the Fund does not currently have a 12b-1 Plan, and the Trustees have no current intention of adopting one, the Fund would also pay those fees and expenses permitted to be paid or assumed by the Fund pursuant to a 12b-1 Plan, if any, were adopted by the Fund, notwithstanding any other provision to the contrary in the underwriting agreement.

      As agent, the Distributor currently offers shares of the Fund on a continuous basis to investors in all states in which shares of the Fund may from time to time be registered or where permitted by applicable law. The underwriting agreement provides that the Distributor accepts orders for shares at net asset value as no sales commission or load is charged to the investor. The Distributor has made no firm commitment to acquire shares of the Fund.

                                      TAXES

      (See "Distribution and performance information--Dividends and capital gains distributions" and "Transaction information--Tax information,
              Tax identification number" in the Fund's prospectus.)

      The Fund has elected to be treated as a regulated investment company under Subchapter M of the Code, or a predecessor statute and has qualified as such since its inception. It intends to continue to qualify for such treatment. Such qualification does not involve governmental supervision or management of investment practices or policy.

      A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90 percent of its investment company taxable income (including net short-term capital gain) and generally is not subject to federal income tax to the extent that it distributes annually its investment company taxable income and net realized capital gains in the manner required under the Code.

      The Fund is subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund's ordinary income for the calendar year, at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) realized during the one-year period ending October 31 during such year, and all ordinary income and capital gains for prior years that were not previously distributed.

      Investment company taxable income generally is made up of dividends, interest and net short-term capital gains in excess of net long-term capital losses, less expenses. Net realized capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the Fund.


      If any net realized long-term capital gains in excess of net realized short-term capital losses are retained by the Fund for reinvestment, requiring federal income taxes to be paid thereon by the Fund, the Fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 20% or 28% capital gains rate (depending on the Fund's holding period for the assets giving rise to the gain), will be able to claim a proportionate share of federal income taxes paid by the Fund on such gains as a credit against the shareholder's federal income tax liability, and will be entitled to increase the adjusted tax basis of the shareholder's Fund shares by the difference between the shareholder's pro rata share of such gains and the shareholder's tax credit. If the Fund makes such an election, it may not be treated as having met the excise tax distribution requirement.


      Distributions of investment company taxable income are taxable to shareholders as ordinary income.

      Dividends from domestic corporations are not expected to comprise a substantial part of the Fund's gross income. If any such dividends constitute a portion of the Fund's gross income, a portion of the income distributions of the Fund may be eligible for the 70% deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent the shares of the Fund with respect to which the dividends are received are treated as debt-financed under federal income tax law and is eliminated if either those shares or the shares of the Fund are deemed to have been held by the Fund or the shareholder, as the case may be, for less than 46 days during the 90-day period beginning 45 days before the shares become ex-dividend.


      Properly designated distributions of the excess of net long-term capital gain over net short-term capital loss are taxable to individual shareholders at a maximum 20% or 28% capital gains rate (depending on the Fund's holding period for the assets giving rise to the gain), regardless of the length of time the shares of the Fund have been held by such shareholders. Such distributions are not eligible for the dividends-received deduction. Any loss realized upon the redemption of shares held at the time of redemption for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.


      Distributions of investment company taxable income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

      All distributions of investment company taxable income and net realized capital gain, whether received in shares or in cash, must be reported by each shareholder on his or her federal income tax return. Dividends declared in October, November or December with a record date in such a month will be deemed to have been received by shareholders on December 31, if paid during January of the following year. Redemptions of shares, including exchanges for shares of another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

      An individual may make a deductible IRA contribution of up to $2,000 or, if less, the amount of the individual's earned income for any taxable year only if (i) neither the individual nor his or her spouse (unless filing separate returns) is an active participant in an employer's retirement plan, or (ii) the individual (and his or her spouse, if applicable) has an adjusted gross income below a certain level ($40,050 for married individuals filing a joint return, with a phase-out of the deduction for adjusted gross income between $40,050 and $50,000; $25,050 for a single individual, with a phase-out for adjusted gross income between $25,050 and $35,000). However, an individual not permitted to make a deductible contribution to an IRA for any such taxable year may nonetheless make nondeductible contributions up to $2,000 to an IRA ($2,000 per individual for married couples if only one spouse has earned income) for that year. There are special rules for determining how withdrawals are to be taxed if an IRA contains both deductible and nondeductible amounts. In general, a proportionate amount of each withdrawal will be deemed to be made from nondeductible contributions; amounts treated as a return of nondeductible contributions will not be taxable. Also, annual contributions may be made to a spousal IRA even if the spouse has earnings in a given year if the spouse elects to be treated as having no earnings (for IRA contribution purposes) for the year.

      Distributions by the Fund result in a reduction in the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

      Equity options (including covered call options written on portfolio stock) and over-the-counter options on debt securities written or purchased by the Fund will be subject to tax under Section 1234 of the Code. In general, no loss will be recognized by the Fund upon payment of a premium in connection with the purchase of a put or call option. The character of any gain or loss recognized (i.e. long-term or short-term) will generally depend, in the case of a lapse or sale of the option, on the Fund's holding period for the option, and in the case of the exercise of a put option, on the Fund's holding period for the underlying property. The purchase of a put option may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of any property in the Fund's portfolio similar to the property underlying the put option. If the Fund writes an option, no gain is recognized upon its receipt of a premium. If the option lapses or is closed out, any gain or loss is treated as short-term capital gain or loss. If the option is exercised, the character of the gain or loss depends on the holding period of the underlying stock.

      Positions of the Fund which consist of at least one stock and at least one stock option or other position with respect to a related security which substantially diminishes the Fund's risk of loss with respect to such stock could be treated as a "straddle" which is governed by Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of stocks or securities and conversion of short-term capital losses into long-term capital losses. An exception to these straddle rules exists for certain "qualified covered call options" on stock written by the Fund.

      Many futures and forward contracts entered into by the Fund and listed nonequity options written or purchased by the Fund (including options on debt securities, options on futures contracts, options on securities indices and options on currencies), will be governed by Section 1256 of the Code. Absent a tax election to the contrary, gain or loss attributable to the lapse, exercise or closing out of any such position generally will be treated as 60% long-term and 40% short-term capital gain or loss, and on the last trading day of the Fund's fiscal year, all outstanding Section 1256 positions will be marked to market (i.e., treated as if such positions were closed out at their closing price on such day), with any resulting gain or loss recognized as 60% long-term and 40% short-term capital gain or loss. Under Section 988 of the Code, discussed below, foreign currency gain or loss from foreign currency-related forward contracts, certain futures and options and similar financial instruments entered into or acquired by the Fund will be treated as ordinary income or loss.

      Subchapter M of the Code requires the Fund to realize less than 30% of its annual gross income from the sale or other disposition of stock, securities and certain options, futures and forward contracts held for less than three months. The Fund's options, futures and forward transactions may increase the amount of gains realized by the Fund that are subject to this 30% limitation. Accordingly, the amount of such transactions that the Fund may undertake may be limited.

      Positions of the Fund which consist of at least one position not governed by Section 1256 and at least one futures or forward contract or nonequity option or other position governed by Section 1256 which substantially diminishes the Fund's risk of loss with respect to such other position will be treated as a "mixed straddle." Although mixed straddles are subject to the straddle rules of
Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of securities and conversion of short-term capital losses into long-term capital losses, certain tax elections exist for them which reduce or eliminate the operation of these rules. The Fund will monitor its transactions in options, foreign currency futures and forward contracts and may make certain tax elections in connection with these investments.

      Notwithstanding any of the foregoing, recent tax law changes may require the Fund to recognize gain (but not loss) from a constructive sale of certain "appreciated financial positions" if the Fund enters into a short sale, offsetting material principal contract, futures or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests including options, futures and forward contracts and short sales in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment of appreciated financial positions does not apply to certain transactions closed in the 90-day period ending with the 30th day after the close of the Fund's taxable year, if certain conditions are met.

      Similarly, if a Fund enters into a short sale of property that becomes substantially worthless, the Fund will be required to recognize gain at that time as though it had closed the short sale. Future regulations may apply similar treatment to other strategic transactions with respect to property that becomes substantially worthless.

      Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues receivables or liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options, futures and forward contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.


      If the Fund invests in stock of certain foreign investment companies, the Fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the Fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the Fund, other than the taxable year of the excess distribution or disposition, would be taxed to the Fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the Fund's investment company taxable income and, accordingly, would not be taxable to the Fund to the extent distributed by the Fund as a dividend to its shareholders.

      The Fund may make an election to mark to market its shares of these foreign investment companies in lieu of being subject to U.S. federal income taxation. At the end of each taxable year to which the election applies, the Fund would report as ordinary income the amount by which the fair market value of the foreign company's stock exceeds the Fund's adjusted basis in these shares; any mark-to-market losses and any loss from an actual disposition of shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years. The effect of the election would be to treat excess distributions and gain on dispositions as ordinary income which is not subject to a fund-level tax when distributed to shareholders as a dividend. Alternatively, the Fund may elect to include as income and gain its share of the ordinary earnings and net capital gain of certain foreign investment companies in lieu of being taxed in the manner described above.

      A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to the Fund each year, even though the Fund will not receive cash interest payments from these securities. This original issue discount imputed income will comprise a part of the investment company taxable income of the Fund which must be distributed to shareholders in order to maintain the qualification of the Fund as a regulated investment company and to avoid federal income tax at the Fund's level. In addition, if the Fund invests in certain high yield original issue discount obligations issued by corporations, a portion of the original issue discount accruing on the obligation may be eligible for the deduction for dividends received by corporations. In such event, dividends of investment company taxable income received from the Fund by its corporate shareholders, to the extent attributable to such portion of accrued original issue discount, may be eligible for this deduction for dividends received by corporations if so designated by the Fund in a written notice to shareholders.

      The Fund will be required to report to the Internal Revenue Service (the "IRS") all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the Fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

      Shareholders of the Fund may be subject to state and local taxes on distributions received from the Fund and on redemptions of the Fund's shares.

      The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by him or her, where such amounts are treated as income from U.S. sources under the Code.

      Shareholders should consult their tax advisers about the application of the provisions of tax law described in this statement of additional information in light of their particular tax situations.

                             PORTFOLIO TRANSACTIONS

Brokerage Commissions


      Allocation of brokerage is supervised by the Adviser.

      The primary objective of the Adviser in placing orders for the purchase and sale of securities for a Fund is to obtain the most favorable net results, taking into account such factors as price, commission where applicable, size of order, difficulty of execution and skill required of the executing broker/dealer. The Adviser seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through the familiarity of the Distributor with commissions charged on comparable transactions, as well as by comparing commissions paid by the Fund to reported commissions paid by others. The Adviser reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

      The Fund's purchases and sales of fixed-income securities are generally placed by the Adviser with primary market makers for these securities on a net basis, without any brokerage commission being paid by the Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter.

      When it can be done consistently with the policy of obtaining the most favorable net results, it is the Adviser's practice to place such orders with broker/dealers who supply research, market and statistical information to the Fund. The term "research, market and statistical information" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Adviser is authorized when placing portfolio transactions for the Fund to pay a brokerage commission in excess of that which another broker might charge for executing the same transaction on account of execution services and the receipt of research, market or statistical information. The Adviser will not place orders with broker/dealers on the basis that the broker/dealer has or has not sold shares of the Fund. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

      To the maximum extent feasible, it is expected that the Adviser will place orders for portfolio transactions through the Distributor, which is a corporation registered as a broker-dealer and a subsidiary of the Adviser; the Distributor will place orders on behalf of the Fund with issuers, underwriters or other brokers and dealers. The Distributor will not receive any commission, fee or other remuneration from the Fund for this service.


      Although certain research, market and statistical information from broker/dealers may be useful to the Fund and to the Adviser, it is the opinion of the Adviser that such information only supplements the Adviser's own research effort since the information must still be analyzed, weighed, and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than the Fund, and not all such information is used by the Adviser in connection with the Fund. Conversely, such information provided to the Adviser by broker/dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to the Fund.


      The [Trustees/Directors] review from time to time whether the recapture for the benefit of the Fund of some portion of the brokerage commissions or similar fees paid by the Fund on portfolio transactions is legally permissible and advisable.


Portfolio Turnover

      The Fund's average annual portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding all securities with maturities or expiration dates at the time of acquisition of one year or less. A higher rate involves greater brokerage transaction expenses to the Fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed. Purchases and sales are made for the Fund's portfolio whenever necessary, in management's opinion, to meet the Fund's objective. Under normal investment conditions, it is anticipated that the portfolio turnover rate in the Fund's initial fiscal year will not exceed 100%.

                                 NET ASSET VALUE

      The net asset value of shares of the Fund is computed as of the close of regular trading on the Exchange on each day the Exchange is open for trading. The Exchange is scheduled to be closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Net asset value per share is determined by dividing the value of the total assets of the Fund, less all liabilities, by the total number of shares outstanding.

      An exchange-traded equity security is valued at its most recent sale price. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean"). Lacking a Calculated Mean, the security is valued at the most recent bid quotation. An equity security which is traded on the Nasdaq Stock Market ("Nasdaq") system is valued at its most recent sale price. Lacking any sales, the security is valued at the most recent bid quotation. The value of an equity security not quoted on the Nasdaq System, but traded in another over-the-counter market, is its most recent sale price. Lacking any sales, the security is valued at the Calculated Mean. Lacking a Calculated Mean, the security is valued at the most recent bid quotation.

      Debt securities, other than short-term securities, are valued at prices supplied by the Fund's pricing agent(s) which reflect broker/dealer supplied valuations and electronic data processing techniques. Short-term securities purchased with remaining maturities of sixty days or less shall be valued by the amortized cost method, which the Board believes approximates market value. If it is not possible to value a particular debt security pursuant to these valuation methods, the value of such security is the most recent bid quotation supplied by a bona fide marketmaker. If it is not possible to value a particular debt security pursuant to the above methods, the Adviser may calculate the price of that debt security, subject to limitations established by the Board.

      An exchange traded options contract on securities, currencies, futures and other financial instruments is valued at its most recent sale price on such exchange. Lacking any sales, the options contract is valued at the Calculated Mean. Lacking any Calculated Mean, the options contract is valued at the most recent bid quotation in the case of a purchased options contract, or the most recent asked quotation in the case of a written options contract. An options contract on securities, currencies and other financial instruments traded over-the-counter is valued at the most recent bid quotation in the case of a purchased options contract and at the most recent asked quotation in the case of a written options contract. Futures contracts are valued at the most recent settlement price. Foreign currency exchange forward contracts are valued at the value of the underlying currency at the prevailing exchange rate.

      If a security is traded on more than one exchange, or upon one or more exchanges and in the over-the-counter market, quotations are taken from the market in which the security is traded most extensively.

      If, in the opinion of the Trust's Valuation Committee, the value of a portfolio asset as determined in accordance with these procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Valuation Committee, represents fair market value on the basis of all available information. The value of other portfolio holdings owned by the Fund is determined in a manner which, in the discretion of the Valuation Committee most fairly reflects fair market value of the property on the valuation date.

      Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these portfolio assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rate on the valuation date.

                             ADDITIONAL INFORMATION

Experts


      The Financial Highlights of the Fund included in the Fund's prospectus, and the Financial Statements incorporated by reference to the Statement of Additional Information will be so included or incorporated by reference in reliance on the report of Coopers & Lybrand, L.L.P., One Post Office Square, Boston, Massachusetts 02109, independent accountants, and given on the authority of that firm as experts in accounting and auditing. Coopers & Lybrand, L.L.P. is responsible for performing annual audits of the financial statements and financial highlights of the Fund in accordance with Generally Accepted Auditing Standards, and the preparation of federal tax returns.


Other Information

      Many of the investment changes in the Fund will be made at prices different from those prevailing at the time they may be reflected in a regular report to shareholders of the Fund. These transactions will reflect investment decisions made by the Adviser in the light of its other portfolio holdings and tax considerations and should not be construed as recommendations for similar action by other investors.

      The CUSIP number of Scudder Real Estate Investment Fund is:  811167501.

      The Fund has a fiscal year end of August 31.

      The firm of Dechert Price & Rhoads is counsel to the Fund.

      The Fund employs State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 as Custodian.


      Estimated costs of $12,000 incurred by Scudder Real Estate Investment Fund in conjunction with its organization are amortized over the five-year period beginning March 2, 1998.


      Scudder Service Corporation ("Service Corporation"), P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer and dividend disbursing agent for the Fund. Service Corporation also serves as shareholder service agent and provides subaccounting and recordkeeping services for shareholder accounts in certain retirement and employee benefit plans. The Fund pays Service Corporation an annual fee for each account maintained for a participant. The Fund, or the Adviser (including any affiliate of the Adviser), or both, may pay unaffiliated third parties for providing recordkeeping and other administrative services with respect to accounts of participants in retirement plans or other beneficial owners of Fund shares whose interests are held in an omnibus account.

      Annual service fees are paid by the Fund to Scudder Trust Company, Two International Place, Boston, Massachusetts 02110-4103, an affiliate of the Adviser, for certain retirement plan accounts.


      Scudder Fund Accounting Corporation, Two International Place, Boston, Massachusetts 02110-4103, a subsidiary of the Adviser, computes net asset values for the Fund. The Fund pays Scudder Fund Accounting

Corporation an annual fee equal to 0.025% of the first $150 million of average daily net assets, 0.0075% of such assets in excess of $150 million and 0.0045% of such assets in excess of $1 billion, plus holding and transaction charges for this service.

      The Fund's prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement which the Fund has filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to the Fund and the securities offered hereby. This Registration Statement and its amendments are available for inspection by the public at the SEC in Washington, D.C.


                              FINANCIAL STATEMENTS


      The Statement of Assets and Liabilities as of February 25, 1998 and the Report of Independent Accountants for the Fund is included herein.

SCUDDER REAL ESTATE INVESTMENT FUND
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
February 25, 1998

Assets
  Cash........................................................            $1,200
  Deferred organization expense (Note)........................            12,000
                                                                 ---------------
  Total assets................................................            13,200
                                                                 ---------------
Liabilities
  Accrued liabilities (Note)..................................            12,000
                                                                 ---------------
  Total liabilities...........................................            12,000
                                                                 ---------------
Net Assets....................................................            $1,200
                                                                 ===============
Net Assets consist of:
  Shares of beneficial interest...............................                 1
  Additional paid-in capital..................................             1,199
                                                                 ---------------
Net Assets....................................................            $1,200
                                                                 ===============
Net asset value, offering and redemption price per share
($1,200/100 outstanding shares of beneficial interest,
$.01 par value, unlimited number of shares authorized)........            $12.00
                                                                 ===============


The accompanying note is an integral part of the financial statement.

Scudder Real Estate Investment Fund (the "Fund") is a non-diversified series of Scudder Investment Trust (the "Trust"), formerly known as Scudder Growth and Income Fund, an open-end, management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated September 20, 1984, as amended. The Trust assumed the business of its predecessor on May 15, 1991. The Trust's authorized capital consists of an unlimited number of shares of beneficial interest of $0.01 par value. The Trust's shares are currently divided into five series, Scudder Growth and Income Fund, Scudder Large Company Growth Fund, Scudder Classic Growth Fund, Scudder S&P 500 Index Fund and Scudder Real Estate Investment Fund. The Trustees have the authority to issue additional series of shares and to designate the relative rights and preferences as between the different series. Each share of the Fund has equal rights with each other share of the Fund as to voting, dividends and liquidation. The Fund has had no operations to date other than matters relating to its organization and registration as a non-diversified series.

Costs incurred by the Fund in connection with its organization, estimated at $12,000, will be amortized on a straight-line basis over a five-year period beginning at the commencement of operations of the Fund. In the event that any of the initial shares of the Fund are redeemed during the amortization period, the redemption proceeds will be reduced by any unamortized organization expenses in the same proportion as the number of shares being redeemed bears to the number of initial shares outstanding at the time of such redemption. Offering costs, including initial registration costs, will be charged to expense during the Fund's first year of operations.

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Trustees of Scudder Investment Trust and the Shareholder of Scudder Real Estate Investment Fund:

We have audited the accompanying statement of assets and liabilities of Scudder Real Estate Investment Fund as of February 25, 1998. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We have conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit of the financial statement provides a reasonable basis for our opinion.

In our opinion, the financial statement referred to above presents fairly, in all material respects, the financial position of Scudder Real Estate Investment Fund as of February 25, 1998 in conformity with generally accepted accounting principles.



Boston, Massachusetts                                   COOPERS & LYBRAND L.L.P.
February 27, 1998

                                     Part B


Part B of this Post-Effective Amendment No. 91 to the Registration Statement is incorporated by reference in its entirety to the Scudder Investment Trust's current Post-Effective Amendment No. 84 on Form N-1A filed on August 28, 1997 and to its definitive Rule 497(c) filing on September 5, 1997.

Scudder
S&P 500 Index
Fund

Annual Report
December 31, 1997


Pure No-Load(TM) Funds



A pure no-load(TM) (no sales charges) mutual fund seeking to provide investment results that, before expenses, correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500 Composite Stock Price Index.



SCUDDER                    (logo)

                           Scudder S&P 500 Index Fund

--------------------------------------------------------------------------------
Date of Inception: 8/29/97   Total Net Assets as of        Ticker Symbol:  SCPIX
                             12/31/97: $16.9 million
--------------------------------------------------------------------------------

o Scudder S&P 500 Index Fund invests substantially all of its assets in the Equity 500 Index Portfolio, which has the same investment objective as the Fund.

o For the four-month period since its inception, the Fund returned 8.34%, compared to the 8.51% return of the S&P 500 Index during the same period.

o The S&P 500 Index demonstrated strong overall performance in 1997, despite short-term volatility.

o Concerns about the Asian crisis suggest that equity gains may be comparatively lower in 1998, but any correction is expected to be brief and mild.


                                Table of Contents

   3  Letter from the Fund's President
   4  Portfolio Summary
   5  Portfolio Management Discussion
   7  Glossary of Investment Terms

Scudder S&P 500 Index Fund

   8   Financial Statements
  11   Financial Highlights
  12   Notes to Financial Statements
  14   Report of Independent Accountants
  15   Tax Information
  15   Officers and Trustees


Equity 500 Index Portfolio

  16   Investment Portfolio
  26   Financial Statements
  29   Financial Highlights
  30   Notes to Financial Statements
  32   Report of Independent Accountants

  36   Investment Products and Services
  37   Scudder Solutions

                         2 - Scudder S&P 500 Index Fund

                        Letter from the Fund's President

Dear Shareholders,

     We are pleased to present the initial annual report for Scudder S&P 500 Index Fund, covering the abbreviated period from the Fund's inception on August 29, 1997 through December 31, 1997.

     The U.S. economy -- buoyed by moderate growth, strong employment, low inflation and healthy corporate profits -- continued to enjoy strong performance over the initial period of operations for Scudder S&P 500 Index Fund. In fact, the U.S. economy can now lay claim to one of the longest expansions on record -- 6 1/2 years -- a growth trend which we believe shows no sign of ending soon. The investment community does, however, continue to speculate on the potential impact of Asia's economic woes on the U.S. economy. While we think the investment environment continues to remain healthy, we believe a return to performance that is closer to the 10% average long-term return for stocks is more realistic going forward.

     For those of you who are interested in other new Scudder products, we recently introduced a new industry sector fund, Scudder Financial Services Fund, one of Scudder's Choice Series funds. The Fund seeks long-term growth by investing in financial services companies in the U.S. and abroad. In addition, two other Choice Series funds will be launched on March 2: Scudder Health Care Fund, seeking long-term growth from health care companies located around the world, and Scudder Technology Fund, pursuing long-term growth by investing in companies that develop, produce, or distribute technology. For further information on these new funds, please call 1-800-225-2470.

     Thank you for your continued investment in Scudder S&P 500 Index Fund. If you have any questions about your account, please call Scudder Investor Relations at the toll-free number above, or visit our Internet Web site at http://funds.scudder.com.

     Sincerely,

     /s/Daniel Pierce

     Daniel Pierce
     President,
     Scudder S&P 500 Index Fund

                         3 - Scudder S&P 500 Index Fund

PORTFOLIO SUMMARY as of December 31, 1997
---------------------------------------------------------------------------
ASSET ALLOCATION
---------------------------------------------------------------------------
Common Stocks                      99%
Cash Equivalents                    1%
--------------------------------------
                                  100%
--------------------------------------

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

The Portfolio is substantially
fully invested in stocks that
are part of the S&P 500 Index.
--------------------------------------------------------------------------
SECTOR DIVERSIFICATION
(Excludes 1% of Cash Equivalents)
--------------------------------------------------------------------------
Financial                                 17%
Manufacturing                             13%
Consumer Staples                          11%
Health                                    11%
Energy                                     9%
Utilities                                  8%
Technology                                 8%
Consumer Discretionary                     7%
Durables                                   4%
Other                                     12%
---------------------------------------------
                                         100%
---------------------------------------------

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

Financial stocks are the
largest sector component of
the S&P 500 Index.
--------------------------------------------------------------------------
10 LARGEST EQUITY HOLDINGS
(16% OF PORTFOLIO)
--------------------------------------------------------------------------
1.  GENERAL ELECTRIC CO.
    Producer of electrical equipment

2.  COCA-COLA CO.
    International soft drink company

3.  MICROSOFT CORP.
    Computer operating systems software

4.  EXXON CORP.
    International oil and gas company

5.  MERCK & CO.
    Leading ethical drug manufacturer

6.  ROYAL DUTCH PETROLEUM CO.
    Diversified petroleum company

7.  INTEL CORP.
    Semiconductor memory circuits

8.  PHILIP MORRIS COMPANIES INC.
    Tobacco, food products and brewing company

9.  PROCTOR & GAMBLE CO.
    Diversified manufacturer of consumer products

10. INTERNATIONAL BUSINESS MACHINES CORP.
    Manufacturer of business computers


The Portfolio's top holdings
reflect the composition of the
S&P 500 Index.

For more complete details about the Fund's investment portfolio, see page 16. A monthly Investment Portfolio Summary and quarterly Portfolio Holdings are available upon request.

                         4 - Equity 500 Index Portfolio

                         Portfolio Management Discussion

Dear Shareholders,

For the period beginning with its inception on August 29, 1997 and ending December 31, 1997, the Scudder S&P 500 Index Fund (the "Fund") returned 8.34%, closely tracking the 8.51% return of the S&P 500 Index over the same period.

                              1997 Market Activity

Prior to the Fund's inception at the end of August, large capitalization equities had quite a year. Having broken the 7,000 barrier in February 1997, it took only five months for the Dow Jones Industrial Average to reach the 8,000 milestone in the middle of July. The S&P 500 Index also reached record high levels. However, as anticipated, short-term volatility plagued the bull market for equities virtually throughout the year.

On October 27, the Dow Jones experienced its largest single one-day point loss ever, and the S&P 500 dropped dramatically as well. Though weakened currencies and economies in Southeast Asia and market volatility in the Far East led to the plummet here, there was little evidence of any meaningful impact of the ongoing turmoil abroad on domestic activity. Thus, the very next day, the Dow Jones experienced its largest one-day point gain ever, and the S&P 500 regained more than two-thirds of the previous day's drop. The remainder of the fourth quarter of the year was marked by continued strength in financial stocks and renewed strength in utilities. A favorable economy, supported by slowed growth, declining unemployment, low inflation, higher corporate earnings, and a Federal Reserve Board on hold through the remainder of 1997, served as the backdrop to this strong overall performance despite short-term volatility.

                                 Manager Outlook

Overall, real economic growth is anticipated to cool from its earlier rapid pace, coming in at about 2% for all of 1998, and the environment is expected to be positive for the equities market. Given the previous three solidly upward years, however, the prospect for gains in the stock market for 1998 appear to be less assured. Volatility will likely continue to be high.

On the one hand, the current high valuations and ongoing concerns about fallout from the Far East suggest that any equity gains will be comparatively low. Questions about earnings, particularly for the large multinational companies, persist, and the labor market remains tight, placing upward pressure on wages. On the other hand, productivity improvement has been sufficient to offset any higher costs, thereby allowing profits to expand while keeping a lid on inflation. Several underlying fundamentals impacting the consumer -- including rising incomes and high levels of confidence -- are also expected to keep the economy on a relatively strong upward course for the near term. Finally, low interest rates and hefty flows of retirement funds into the equity market should provide some support for stock prices. Any correction that may occur is anticipated to be brief and mild.

Of course, it is important to reiterate that as an index fund, designed to replicate the broad diversification and returns of the S&P 500 Index, we neither evaluate short-term fluctuations in the Fund's performance nor manage according

                         5 - Scudder S&P 500 Index Fund
to a given outlook for the equity markets or the economy in general. Still, we will continue monitoring economic conditions and how they affect the financial markets, as we seek to track the performance of the S&P 500 closely.

Thank you for your support of the Scudder S&P 500 Index Fund. We look forward to continuing to serve your investment needs for many years to come.

Sincerely,

/s/Frank Salerno

Frank Salerno
Portfolio Manager





                         6 - Scudder S&P 500 Index Fund

                          Glossary of Investment Terms

 INDEX FUND                       A mutual fund that seeks to replicate the
                                  performance of a securities market index.
                                  These funds are usually passively managed, employing popular benchmarks such as the S&P
                                  500, Russell 2000 (small-caps), or Lehman
                                  Aggregate Bond Index. Because an index fund essentially "buys the market," its performance tends to closely track both increases and decreases in the respective index.

 MARKET CAPITALIZATION            The value of a company's outstanding shares
                                  of common stock, determined by multiplying the number of shares outstanding by the share price (shares x price = market capitalization). The universe of publicly traded companies is frequently divided into large-, mid-, and small-capitalizations.
                                  "Large-cap" stocks tend to be more liquid and less volatile, while "small-cap" stocks have greater potential earnings growth and are typically more volatile.

 PASSIVE MANAGEMENT               An investment approach that typically selects
                                  investments based on non-fundamental
                                  criteria, often by seeking to mirror the performance of a securities market index.
                                  This is in contrast to active management, in which an investment manager attempts to select the most promising investments by analyzing company financial statements, market conditions, and industry trends.

 STANDARD & POOR'S                A broad-based measurement of changes in stock
 COMPOSITE INDEX OF 500           market conditions based on the average
 STOCKS (S&P 500)                 performance of 500 widely held common stocks.
                                  The index is comprised of 400 industrial company stocks, 20 transportation company stocks, 40 financial company stocks, and 40 public utilities. The stocks which comprise the S&P 500 represent some of the largest companies in terms of market capitalization.

 STANDARD & POOR'S CORPORATION    A subsidiary of McGraw-Hill, Inc. that
                                  provides a broad range of investment
                                  services, including rating commercial paper, compiling the Standard & Poor's Composite
                                  Index of 500 Stocks, the Standard & Poor's
                                  400 Industrial Index, and the Standard &
                                  Poor's 100 Index, among other indexes. The company also provides a wide variety of statistical materials, investment advisory reports, and other financial information.

(Sources: SKI; Barron's Dictionary of Finance and Investment Terms)


                         7 - Scudder S&P 500 Index Fund

                              Financial Statements

                           Scudder S&P 500 Index Fund

                       Statement of Assets and Liabilities
                             as of December 31, 1997

Assets
----------------------------------------------------------------------------------------------------------------------------
                 Investment in Equity 500 Index Portfolio, at market ....................   $  16,453,695
                 Receivable for Fund shares sold ........................................         451,143
                 Deferred organization expenses .........................................          27,471
                                                                                            ----------------
                 Total assets ...........................................................      16,932,309
Liabilities
----------------------------------------------------------------------------------------------------------------------------
                 Payable for Fund shares redeemed .......................................          11,060
                 Accrued administration fee .............................................           1,934
                 Other payables and accrued expenses ....................................           7,039
                                                                                            ----------------
                 Total liabilities ......................................................          20,033
                --------------------------------------------------------------------------------------------
                 Net assets, at market value                                                $  16,912,276
                --------------------------------------------------------------------------------------------
Net Assets
----------------------------------------------------------------------------------------------------------------------------
                 Net assets consist of:
                 Undistributed net investment income ....................................           1,046
                 Unrealized appreciation on investments and futures transactions ........         264,868
                 Accumulated net realized gain from investments and futures
                 transactions ...........................................................         142,842
                 Paid-in capital ........................................................      16,503,520
                --------------------------------------------------------------------------------------------
                 Net assets, at market value                                                $  16,912,276
                --------------------------------------------------------------------------------------------
Net Asset Value
----------------------------------------------------------------------------------------------------------------------------
                 Net Asset Value, offering and redemption price per share
                    ($16,912,276 / 1,307,405 outstanding shares of beneficial               ----------------
                    interest, $.01 par value, unlimited number of shares authorized) ....          $12.94
                                                                                            ----------------

   The accompanying notes are an integral part of the financial statements.


                         8 - Scudder S&P 500 Index Fund

                           Scudder S&P 500 Index Fund

                            Statement of Operations

                        for the period August 29, 1997
               (commencement of operations) to December 31, 1997

Investment Income
----------------------------------------------------------------------------------------------------------------------------
                 Income:
                 Income allocated from Equity 500 Index Portfolio, net ..................   $      48,852
                                                                                            -----------------

                 Expenses:
                 Administration fee .....................................................           1,934
                 Services to shareholders ...............................................          34,079
                 Custodian and accounting fee ...........................................           6,443
                 Trustees' fees and expenses ............................................           5,448
                 Auditing ...............................................................          15,565
                 Registration fees ......................................................          40,615
                 Reports to shareholders ................................................          11,490
                 Legal ..................................................................           4,881
                 Amortization of organization expense ...................................           1,942
                 Other ..................................................................           2,812
                                                                                            -----------------
                 Total expenses before reductions .......................................         125,209
                 Expense reductions .....................................................        (116,004)
                                                                                            -----------------
                 Expenses, net ..........................................................           9,205
                ---------------------------------------------------------------------------------------------
                 Net investment income                                                             39,647
                ---------------------------------------------------------------------------------------------

Realized and unrealized gain (loss) on investment transactions
----------------------------------------------------------------------------------------------------------------------------
                 Net realized gain (loss) from:
                 Investments ............................................................         150,865
                 Futures contracts ......................................................          (8,023)
                                                                                            -----------------
                                                                                                  142,842
                                                                                            -----------------
                 Net unrealized appreciation (depreciation) during the period on
                    investments and futures contracts ...................................         264,868
                ---------------------------------------------------------------------------------------------
                 Net gain (loss) on investment transactions                                       407,710
                ---------------------------------------------------------------------------------------------

                ---------------------------------------------------------------------------------------------
                 Net increase (decrease) in net assets resulting from operations            $     447,357
                ---------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of the financial statements.


                         9 - Scudder S&P 500 Index Fund

                           Scudder S&P 500 Index Fund

                      Statement of Changes in Net Assets

                                                                                           For the Period
                                                                                          August 29, 1997
                                                                                          (commencement of
                                                                                           operations) to
                                                                                            December 31,
Increase (Decrease) in Net Assets                                                               1997
----------------------------------------------------------------------------------------------------------------------------
                 Operations:
                 Net investment income ...............................................      $    39,647
                 Net realized gain (loss) from investment transactions ...............          142,842
                 Net unrealized appreciation (depreciation) on investment
                    transactions during the period ...................................          264,868
                                                                                         -------------------
                 Net increase (decrease) in net assets resulting from operations .....          447,357
                                                                                         -------------------
                 Distributions to shareholders from net investment income ............          (74,511)
                                                                                         -------------------
                 Fund share transactions:
                 Proceeds from shares sold ...........................................       18,098,523
                 Net asset value of shares issued to shareholders in
                    reinvestment of distributions ....................................           72,136
                 Cost of shares redeemed .............................................       (1,632,429)
                                                                                         -------------------
                 Net increase (decrease) in net assets from Fund share
                    transactions .....................................................       16,538,230
                                                                                         -------------------
                 Increase (decrease) in net assets ...................................       16,911,076
                 Net assets at beginning of period ...................................            1,200
                 Net assets at end of period (including undistributed net                -------------------
                    investment income of $1,046) .....................................      $16,912,276
                                                                                         -------------------
Other Information
----------------------------------------------------------------------------------------------------------------------------
                 Increase (decrease) in Fund shares
                 Shares outstanding at beginning of period ...........................              100
                                                                                         -------------------
                 Shares sold .........................................................        1,431,700
                 Shares issued to shareholders in reinvestment of distributions ......            5,676
                 Shares redeemed .....................................................         (130,071)
                                                                                         -------------------
                 Net increase in Fund shares .........................................        1,307,305
                                                                                         -------------------
                 Shares outstanding at end of period .................................        1,307,405
                                                                                         -------------------

   The accompanying notes are an integral part of the financial statements.


                         10 - Scudder S&P 500 Index Fund

                              Financial Highlights

                           Scudder S&P 500 Index Fund

The following table includes selected data for a share outstanding (a) throughout each period and other performance information derived from the financial statements.

                                                                                          For the Period
                                                                                          August 29, 1997
                                                                                           (commencement
                                                                                         of operations) to
                                                                                         December 31, 1997
----------------------------------------------------------------------------------------------------------
                                                                                       -------------------
Net asset value, beginning of period ..........................................               $12.00
                                                                                       -------------------
Income from investment operations:
Net investment income..........................................................                  .05
Net realized and unrealized gain (loss) on investment transactions ............                  .95
                                                                                       -------------------
Total from investment operations ..............................................                $1.00
                                                                                       -------------------
Less distributions from net investment income .................................                 (.06)
                                                                                       -------------------
Net asset value, end of period ................................................               $12.94
----------------------------------------------------------------------------------------------------------
Total Return (%) (b) ..........................................................                 8.34**
Ratios and Supplemental Data
Net assets, end of period ($ millions) ........................................                   17
Ratio of operating expenses, net to average daily net assets (%) (c) ..........                  .40*
Ratio of operating expenses before expense reductions, to average daily net
   assets (%) (c) .............................................................                 4.42*
Ratio of net investment income to average daily net assets (%) ................                 1.35*

(a) Based on monthly average shares outstanding during the period.
(b) Total return would have been lower had certain expenses not been reduced.
(c) Includes expenses of the Equity 500 Index Portfolio.
 *  Annualized
 ** Not annualized


                         11 - Scudder S&P 500 Index Fund

                          Notes to Financial Statements

                           Scudder S&P 500 Index Fund

                       A. Significant Accounting Policies

Scudder S&P 500 Index Fund (the "Fund") is a diversified series of Scudder Investment Trust (the "Trust"). The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing substantially all of its assets in the Equity 500 Index Portfolio (the "Portfolio"), an open-end management investment company advised by Bankers Trust Company which has the same investment objective as the Fund. At December 31, 1997, the Fund's investment was approximately 0.6% of the Portfolio.

The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements. The financial statements of the Portfolio, including the Schedule of Investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

Security Valuation. The Fund records its investment in the Portfolio at value, which reflects its proportionate interest in the net assets of the Portfolio. Valuation of the securities held by the Portfolio is discussed in the notes to the Portfolio's financial statements included elsewhere in this report.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund accordingly paid no federal income taxes and no provision for federal income taxes was required. At December 31, 1997, the Fund had a net tax basis capital loss carryforward of approximately $216,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2005, whichever occurs first. In addition, from November 1 through December 31, the Fund incurred approximately $137,000 of realized long-term capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the year ending December 31, 1998.

Distribution of Income and Gains. Distributions of net investment income are made quarterly. During any particular year, the Fund's pro rata share of the Portfolio's realized gains from security transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders. An additional distribution may be made to the extent necessary to avoid the payment of a four percent federal excise tax.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. As a result, net investment income and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

Other. The Fund records daily its pro rata share of the Portfolio's income, expenses, and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.


                         12 - Scudder S&P 500 Index Fund

                               B. Related Parties

Effective December 31, 1997, Scudder, Stevens & Clark, Inc. ("Scudder") and The Zurich Insurance Company ("Zurich"), an international insurance and financial services organization, formed a new global investment organization by combining Scudder's business with that of Zurich's subsidiary, Zurich Kemper Investments, Inc. As a result of the transaction, Scudder changed its name to Scudder Kemper Investments Inc. ("Scudder Kemper" or the "Manager"). The transaction between Scudder and Zurich resulted in the termination of the Fund's Investment Management Agreement with Scudder. However, a new Investment Management Agreement (the "Management Agreement") between the Fund and Scudder Kemper was approved by the Fund's Board of Trustees and by the Fund's Shareholders. The Management Agreement, which is effective December 31, 1997, is the same in all material respects as the corresponding previous Investment Management Agreement.

Under the Management Agreement with Scudder Kemper, the Manager monitors the Fund's investments in the Portfolio. Scudder Kemper receives no fee for providing these monitoring services. In the event the Board of Trustees determines it is in the best interest of the Fund's shareholders to withdraw its investment in the Portfolio, Scudder Kemper would become responsible for directly managing the assets of the Fund. In such event, the Fund would pay the Manager an annual fee of 0.15% of the Fund's average daily net assets, accrued daily and paid monthly.

The Fund also has an Administrative Services Agreement with the Manager, under which the Manager provides shareholder and administrative services to the Fund. Scudder Kemper receives a fee of 0.10% of the Fund's average daily net assets, accrued daily and paid monthly. The Manager has voluntarily agreed to maintain expenses of the Fund to the extent necessary to limit the expenses of the Fund to 0.40% of its annual average daily net assets (including the Fund's pro rata share of the expenses of the Portfolio). Under the terms of a Third Party Feeder Agreement between the Fund, the Manager and Bankers Trust, Bankers Trust has voluntarily agreed to waive expenses of the Portfolio to the extent necessary to limit the expenses of the Portfolio to 0.08% of its annual average net assets. For the period ended December 31, 1997, the Manager did not impose any of its fee, which amounted to $1,934. Further, due to the limitations of such Agreement, the Manager's reimbursement to the Fund for the period ended December 31, 1997, amounted to $85,349.

Scudder Service Corporation ("SSC"), a subsidiary of the Manager, is the transfer, dividend paying and shareholder service agent for the Fund. For the year ended December 31, 1997, SSC did not impose any of its fee, which amounted to $28,721.

The Fund pays each Trustee not affiliated with the Manager an annual retainer. For the year ended December 31, 1997, Trustees' fees aggregated $5,448.


                         13 - Scudder S&P 500 Index Fund

                        Report of Independent Accountants

To the Trustees of Scudder Investment Trust and the Shareholders of Scudder S&P 500 Index Fund:

We have audited the accompanying statement of assets and liabilities of Scudder S&P 500 Index Fund as of December 31, 1997, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period August 29, 1997 (commencement of operations) to December 31, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Scudder S&P 500 Index Fund as of December 31, 1997, the results of its operations, the changes in its net assets and the financial highlights for the period August 29, 1997 (commencement of operations) to December 31, 1997 in conformity with generally accepted accounting principles.


Kansas City, Missouri                                   COOPERS & LYBRAND L.L.P.
February 13, 1998


                         14 - Scudder S&P 500 Index Fund

                                 Tax Information

For corporate shareholders, 100% of the income dividends paid during the period ended December 31, 1997 qualified for the dividends received deduction.


                              Officers and Trustees

Daniel Pierce*
President and Trustee

Henry P. Becton, Jr.
Trustee; President and General Manager, WGBH Educational Foundation

Dawn-Marie Driscoll
Trustee; Executive Fellow, Center for Business Ethics, Bentley College

Peter B. Freeman
Trustee; Director, The A. H. Belo Company

George M. Lovejoy, Jr.
Trustee; President and Director,
Fifty Associates

Wesley W. Marple, Jr.
Trustee; Professor of Business Administration, Northeastern University

Kathryn L. Quirk*
Trustee, Vice President and Assistant Secretary

Jean C. Tempel
Trustee; Managing Partner,
Technology Equity Partners

Bruce F. Beaty*
Vice President

Philip S. Fortuna*
Vice President

William F. Gadsden*
Vice President

Jerard K. Hartman*
Vice President

Robert T. Hoffman*
Vice President

Thomas W. Joseph*
Vice President

Valerie F. Malter*
Vice President

Thomas F. McDonough*
Vice President, Secretary and
Assistant Treasurer

Edward J. O'Connell*
Vice President and Assistant Treasurer

Caroline Pearson*
Assistant Secretary

                        *Scudder Kemper Investments, Inc.


                         15 - Scudder S&P 500 Index Fund

                  Investment Portfolio as of December 31, 1997

                           Equity 500 Index Portfolio

                                                       Principal        Market
                                                      Amount ($)       Value ($)
--------------------------------------------------------------------------------
Short-Term Instruments 1.2%
--------------------------------------------------------------------------------
Mutual Funds 1.1%
BT Institutional Cash
  Management Fund .................................   30,227,816      30,227,816
U.S. Treasury Bill 0.1%
5.3%, 3/05/98 (b) .................................    4,170,000       4,133,229
--------------------------------------------------------------------------------
Total Short-Term Instruments (Cost $34,360,106)                       34,361,045
--------------------------------------------------------------------------------

                                                        Shares
--------------------------------------------------------------------------------
Common Stocks 98.7%
--------------------------------------------------------------------------------
Advertising 0.1%
Omnicom Group, Inc. ...............................       57,600       2,440,800
                                                                   -------------
Aerospace 1.7%
Boeing Co. ........................................      367,446      17,981,889
General Dynamics Corp. ............................       24,122       2,085,045
Lockheed Martin Corp. .............................       72,745       7,165,382
Northrop Grumman Corp. ............................       24,579       2,826,585
Raytheon Co.-Class A ..............................       17,497         862,844
Raytheon Co.-Class B ..............................       95,514       4,823,457
Rockwell International Corp. ......................       80,624       4,212,604
United Technologies Corp. .........................       85,612       6,233,624
                                                                   -------------
                                                                      46,191,430
                                                                   -------------
Airlines 0.4%
AMR Corp. (a) .....................................       34,202       4,394,957
Delta Air Lines, Inc. .............................       27,849       3,314,031
Southwest Airlines Co. ............................       73,200       1,802,550
U.S. Airways Group Inc. (a) .......................       31,715       1,982,188
                                                                   -------------
                                                                      11,493,726
                                                                   -------------
Apparel, Textiles 0.4%
Charming Shoppes, Inc. (a) ........................       16,203          75,951
Corning Inc. ......................................       91,414       3,393,745
Fruit of the Loom, Inc.-Class A (a) ...............       24,800         635,500
Liz Claiborne, Inc. ...............................       24,203       1,011,988
Nike, Inc.-Class B ................................       71,248       2,796,484
Reebok International Ltd. (a) .....................       21,129         608,779
Russell Corp. .....................................        7,011         186,230
Springs Industries, Inc.-Class A ..................        7,304         379,808
V.F. Corp. ........................................       49,830       2,289,066
                                                                   -------------
                                                                      11,377,551
                                                                   -------------
Auto Related 2.1%
AutoZone, Inc. (a) ................................       56,400       1,635,600
Chrysler Corp. ....................................      254,002       8,937,695
Cummins Engine Co., Inc. ..........................       16,534         976,539
Dana Corp. ........................................       31,374       1,490,265
Eaton Corp. .......................................       32,182       2,872,243
Echlin, Inc. ......................................       29,244       1,058,267
Ford Motor Co. ....................................      417,364      20,320,410
General Motors Corp. ..............................      259,984      15,761,530
Genuine Parts Co. .................................       67,526       2,291,664
Meritor Automotive, Inc. ..........................            1              21
PACCAR Inc. .......................................       33,080       1,736,700
Parker Hannifin Corp. .............................       46,414       2,129,242
Timken Co. ........................................       24,196         831,738
                                                                   -------------
                                                                      60,041,914
                                                                   -------------
Banks 8.1%
Ahmanson (H.F.) & Co. .............................       36,034       2,412,026
Banc One Corp. ....................................      222,834      12,102,672
Bank of New York Company, Inc. ....................      138,400       8,001,250
BankAmerica Corp. .................................      254,872      18,605,656
BankBoston Corp. ..................................       58,067       5,454,669
Barnett Banks, Inc. ...............................       76,294       5,483,631
BB&T Corp. ........................................       55,600       3,561,875
Chase Manhattan Corp. .............................      154,952      16,967,244
Citicorp ..........................................      169,266      21,401,570
Comerica, Inc. ....................................       41,200       3,718,300
CoreStates Financial Corp. ........................       78,364       6,274,018
Fifth Third Bancorp ...............................       54,250       4,434,937
First Chicago NBD Corp. ...........................      112,536       9,396,756
First Union Corp. .................................      239,600      12,279,500

   The accompanying notes are an integral part of the financial statements.


                         16 - Equity 500 Index Portfolio

                                                                        Market
                                                         Shares        Value ($)
--------------------------------------------------------------------------------
Golden West Financial Corp. .......................       16,517       1,615,569
Huntington Bancshares, Inc. .......................       73,700       2,653,200
KeyCorp ...........................................       87,600       6,203,175
Mellon Bank Corp. .................................       93,524       5,669,893
Morgan (J.P.) & Company, Inc. .....................       69,360       7,829,010
National City Corp. ...............................       85,800       5,641,350
NationsBank Corp. .................................      265,804      16,164,206
Norwest Corp. .....................................      277,616      10,722,918
Republic New York Corp. ...........................       17,400       1,986,862
SunTrust Banks, Inc. ..............................       73,160       5,221,795
U.S. Bancorp ......................................       90,199      10,096,651
Wachovia Corp. ....................................       72,200       5,857,225
Washington Mutual, Inc. ...........................       97,685       6,233,524
Wells Fargo & Co. .................................       33,370      11,327,029
                                                                   -------------
                                                                     227,316,511
                                                                   -------------
Beverages 3.4%
Anheuser-Busch Companies, Inc. ....................      182,380       8,024,720
Brown-Forman, Inc.-Class B ........................        9,419         520,400
Coca-Cola Co. .....................................      909,122      60,570,253
Coors (Adolph) Co.-Class B ........................       15,768         524,286
PepsiCo, Inc. .....................................      557,594      20,317,332
Seagram Ltd. ......................................      132,737       4,289,064
                                                                   -------------
                                                                      94,246,055
                                                                   -------------
Building and Construction 0.9%
Armstrong World Industries, Inc. ..................       17,283       1,291,904
Centex Corp. ......................................       11,290         710,564
Crane Co. .........................................        9,466         410,588
Fleetwood Enterprises, Inc. .......................        8,506         360,973
Home Depot, Inc. ..................................      269,426      15,862,456
Masco Corp. .......................................       62,811       3,195,510
Owens Corning .....................................       12,450         424,856
Stanley Works .....................................       32,130       1,516,134
                                                                   -------------
                                                                      23,772,985
                                                                   -------------
Building, Forest Products 0.4%
Boise Cascade Corp. ...............................       24,003         726,091
Champion International Corp. ......................       36,528       1,655,175
Georgia-Pacific Corp. .............................       33,201       2,016,961
Johnson Controls, Inc. ............................       22,354       1,067,403
Kaufman & Broad Home Corp. ........................        2,045          45,885
Louisiana-Pacific Corp. ...........................       34,158         649,002
Potlatch Corp. ....................................        4,401         189,243
Weyerhaeuser Co. ..................................       69,994       3,434,080
                                                                   -------------
                                                                       9,783,840
                                                                   -------------
Chemicals and Toxic Waste 2.6%
Air Products & Chemical, Inc. .....................       46,304       3,808,504
Amgen, Inc. (a) ...................................       96,740       5,236,052
Dow Chemical Co. ..................................       83,676       8,493,114
Du Pont (E.I.) de Nemours & Co. ...................      415,692      24,967,501
Eastman Chemical Co. ..............................       30,181       1,797,656
FMC Corp. (a) .....................................       16,450       1,107,291
Grace (W.R.) & Co. ................................       27,249       2,191,841
Great Lakes Chemical Corp. ........................       22,096         991,558
Hercules, Inc. ....................................       38,814       1,943,126
Mallinckrodt, Inc .................................       27,102       1,029,876
Monsanto Co. ......................................      216,920       9,110,640
Morton International, Inc. ........................       46,406       1,595,206
Nalco Chemical Co. ................................       16,325         645,858
PPG Industries, Inc. ..............................       60,142       3,435,612
Raychem Corp. .....................................       33,276       1,432,948
Rohm & Haas Co. ...................................       23,159       2,217,474
Sigma-Aldrich Corp. ...............................       39,700       1,578,075
Union Carbide Corp. ...............................       54,252       2,329,445
                                                                   -------------
                                                                      73,911,777
                                                                   -------------
Computer Services 1.5%
3Com Corp. (a) ....................................      127,200       4,444,050
Adobe Systems, Inc. ...............................       29,100       1,200,375
Automatic Data Processing, Inc. ...................      107,512       6,598,549
Cabletron Systems, Inc. (a) .......................       58,100         871,500
Cendant Corp. (a) .................................      293,934      10,103,981
Dell Computer Corp. (a) ...........................      120,000      10,080,000

   The accompanying notes are an integral part of the financial statements.


                         17 - Equity 500 Index Portfolio

                                                                        Market
                                                         Shares        Value ($)
--------------------------------------------------------------------------------
EMC Corp. (a) .....................................      182,300       5,001,856
Parametric Technology Co.(a) ......................       50,000       2,368,750
Silicon Graphics, Inc. (a) ........................       74,315         924,293
                                                                   -------------
                                                                      41,593,354
                                                                   -------------
Computer Software 3.5%
Cisco Systems, Inc. (a) ...........................      375,450      20,931,338
Computer Associates
  International, Inc. .............................      201,975      10,679,427
Microsoft Corp. (a) ...............................      443,500      57,322,375
Oracle Corp. (a) ..................................      363,356       8,107,381
Seagate Technology, Inc. (a) ......................       94,700       1,822,975
                                                                   -------------
                                                                      98,863,496
                                                                   -------------
Containers 0.3%
Avery Dennison Corp. ..............................       35,330       1,581,017
Ball Corp. ........................................        2,754          97,251
Crown Cork & Seal Company, Inc. ...................       50,850       2,548,856
Owens-Illinois, Inc. (a) ..........................       52,500       1,991,719
Stone Container Corp. .............................       39,849         415,924
Temple-Inland, Inc. ...............................       21,522       1,125,870
                                                                   -------------
                                                                       7,760,637
                                                                   -------------
Cosmetics and Toiletries 0.9%
Alberto-Culver Co.-Class B ........................        2,798          89,711
Avon Products, Inc. ...............................       54,028       3,315,969
Gillette Co. ......................................      205,908      20,680,885
International Flavors &
  Fragrances, Inc. ................................       42,387       2,182,930
                                                                   -------------
                                                                      26,269,495
                                                                   -------------
Diversified 1.0%
Allegheny Teledyne Inc. ...........................       54,169       1,401,623
Ceridian Corp. (a) ................................       28,102       1,287,423
Loews Corp. .......................................       39,400       4,181,325
Minnesota Mining &
  Manufacturing Co. ...............................      155,478      12,758,913
NACCO Industries, Inc.-Class A ....................        3,527         378,050
Pall Corp. ........................................       47,964         992,255
Praxair, Inc. .....................................       57,915       2,606,175
SUPERVALU, Inc. ...................................       31,220       1,307,338
Textron, Inc. .....................................       59,706       3,731,625
                                                                   -------------
                                                                      28,644,727
                                                                   -------------
Drugs 6.9%
American Home Products Corp. ......................      238,766      18,265,599
Bristol-Myers Squibb Co. ..........................      365,478      34,583,356
Lilly (Eli) & Co. .................................      407,740      28,388,897
Merck & Company, Inc. .............................      440,397      46,792,181
Pfizer, Inc. ......................................      475,408      35,447,609
Schering-Plough Corp. .............................      269,116      16,718,832
Warner-Lambert Co. ................................      100,086      12,410,664
                                                                   -------------
                                                                     192,607,138
                                                                   -------------
Electrical Equipment 4.9%
CBS Corp. .........................................      261,410       7,695,257
General Electric Co. ..............................    1,202,944      88,266,016
General Signal Corp. ..............................       23,072         973,350
Grainger (W.W.), Inc. .............................       14,965       1,454,411
Hewlett-Packard Co. ...............................      385,940      24,121,250
ITT Corp. (a) .....................................       43,023       3,565,531
ITT Industries, Inc. ..............................       37,423       1,174,147
Tyco International Ltd. ...........................      192,664       8,681,921
                                                                   -------------
                                                                     135,931,883
                                                                   -------------
Electronics 3.9%
Advanced Micro Devices, Inc.(a) ...................       55,041         987,298
Aeroquip-Vickers, Inc. ............................        5,527         271,168
AlliedSignal, Inc. ................................      207,712       8,087,786
AMP, Inc. .........................................       80,873       3,396,666
Applied Materials, Inc. (a) .......................      134,900       4,063,863
Emerson Electric Co. ..............................      167,500       9,453,281
Harris Corp. ......................................       26,542       1,217,614
Intel Corp. .......................................      600,228      42,166,017
KLA Instruments Corp. (a) .........................       31,800       1,228,275
LSI Logic Corp. (a) ...............................       52,600       1,038,850
Micron Technology, Inc. (a) .......................       82,800       2,152,800

   The accompanying notes are an integral part of the financial statements.


                         18 - Equity 500 Index Portfolio

                                                                        Market
                                                         Shares        Value ($)
--------------------------------------------------------------------------------
Motorola, Inc. ....................................      219,442      12,521,909
National Semiconductor Corp. (a) ..................       58,026       1,505,049
Northern Telecom Ltd. .............................       95,701       8,517,389
Perkin-Elmer Corp. ................................       17,825       1,266,689
Scientific-Atlanta, Inc. ..........................       29,938         501,462
Tektronix, Inc. ...................................       16,707         663,059
Texas Instruments, Inc. ...........................      143,456       6,455,520
Thermo Electron Corp. (a) .........................       58,900       2,621,050
Thomas & Betts Corp. ..............................       17,300         817,425
Western Atlas, Inc. (a) ...........................       21,259       1,573,166
                                                                   -------------
                                                                     110,506,336
                                                                   -------------
Environmental Control 0.3%
Browning-Ferris Industries, Inc. ..................       81,035       2,998,295
Laidlaw, Inc.-Class B .............................       98,900       1,347,513
Safety-Kleen Corp. ................................       20,126         552,207
Waste Management, Inc. ............................      159,458       4,385,095
                                                                   -------------
                                                                       9,283,110
                                                                   -------------
Financial Services 5.1%
American Express Co. ..............................      170,866      15,249,791
Beneficial Corp. ..................................       17,852       1,483,947
Charles Schwab Corp. ..............................       96,400       4,042,775
Cincinnati Financial Corp. ........................       10,200       1,435,650
Countrywide Credit Industries .....................       36,700       1,573,513
Equifax ...........................................       47,500       1,683,281
Fannie Mae ........................................      389,964      22,252,321
First Data Corp. ..................................      157,300       4,601,025
Fleet Financial Group, Inc. .......................       92,444       6,927,522
Freddie Mac .......................................      254,724      10,682,488
Green Tree Financial Corp. ........................       53,500       1,401,031
Hartford Financial Services Group .................       46,923       4,390,233
Household International, Inc. .....................       39,358       5,020,605
MBNA Corp. ........................................      184,225       5,031,645
Merrill Lynch & Co., Inc. .........................      122,276       8,918,506
Morgan Stanley, Dean Witter,
  Discover & Co. ..................................      215,793      12,758,761
PNC Banc Corp. ....................................      123,633       7,054,808
State Street Corp. ................................       59,700       3,473,794
Synovus Financial Corp. ...........................       59,000       1,932,250
Travelers Group, Inc. .............................      420,521      22,655,569
                                                                   -------------
                                                                     142,569,515
                                                                   -------------
Food Services/Lodging 0.6%
Darden Restaurants, Inc. ..........................       44,719         558,988
McDonald's Corp. ..................................      256,114      12,229,443
Tricon Global Restaurants, Inc. (a) ...............       60,699       1,764,065
Wendy's International, Inc. .......................       54,462       1,310,492
                                                                   -------------
                                                                      15,862,988
                                                                   -------------
Foods 3.1%
Archer-Daniels-Midland Co. ........................      195,317       4,235,937
Campbell Soup Co. .................................      167,054       9,710,014
ConAgra, Inc. .....................................      171,632       5,631,675
CPC International, Inc. ...........................       52,830       5,692,432
General Mills, Inc ................................       64,319       4,606,848
Heinz (H.J.) Co. ..................................      134,375       6,827,930
Hershey Foods Corp. ...............................       41,294       2,557,647
Kellogg Co. .......................................      148,014       7,345,195
Pioneer Hi-Bred International, Inc. ...............       25,840       2,771,340
Quaker Oats Co. ...................................       50,884       2,684,131
Ralston-Purina Group ..............................       38,605       3,587,852
Sara Lee Corp. ....................................      175,687       9,893,374
Sysco Corp. .......................................       62,810       2,861,781
Unilever N.V ......................................      233,368      14,570,915
Whitman Corp. .....................................       35,127         915,497
Wrigley (WM) Jr. Co. ..............................       34,092       2,712,445
                                                                   -------------
                                                                      86,605,013
                                                                   -------------
Forest Products and Paper 0.0%
Willamette Industries, Inc ........................       34,600       1,113,688
                                                                   -------------
Health Care 0.9%
Abbott Laboratories ...............................      281,122      18,431,061
Columbia/HCA Healthcare Corp. .....................      227,222       6,731,452
                                                                   -------------
                                                                      25,162,513
                                                                   -------------

   The accompanying notes are an integral part of the financial statements.


                         19 - Equity 500 Index Portfolio

                                                                        Market
                                                         Shares        Value ($)
--------------------------------------------------------------------------------
Hospital Supplies and Health Care 2.9%
Allergan, Inc. ....................................       22,401         751,834
Alza Corp. (a) ....................................       35,234       1,120,882
Bard (C.R.), Inc. .................................       23,477         735,124
Bausch & Lomb, Inc. ...............................       21,723         860,774
Baxter International Inc. .........................      108,863       5,490,777
Becton, Dickinson & Co. ...........................       40,532       2,026,600
Biomet, Inc. ......................................       45,450       1,164,656
Boston Scientific Corp. (a) .......................       71,500       3,280,062
Cardinal Health, Inc. .............................       40,200       3,020,025
Guidant Corp. .....................................       54,400       3,386,400
HBO & Co. .........................................       73,400       3,523,200
HEALTHSOUTH Corp. (a) .............................      141,000       3,912,750
Humana, Inc. (a) ..................................       51,700       1,072,775
Johnson & Johnson .................................      493,896      32,535,399
Manor Care, Inc. ..................................       17,560         614,600
Medtronic, Inc. ...................................      172,304       9,013,653
Shared Medical Systems Corp. ......................        9,674         638,484
St. Jude Medical, Inc. (a) ........................       39,419       1,202,280
Tenet Healthcare Corp. (a) ........................      111,710       3,700,394
United Healthcare Corp. ...........................       71,000       3,527,812
U.S. Surgical Corp. ...............................       22,848         669,732
                                                                   -------------
                                                                      82,248,213
                                                                   -------------
Hotel/Motel 0.2%
Hilton Hotels Corp. ...............................       92,041       2,738,220
Marriott International, Inc. ......................       46,690       3,233,282
                                                                   -------------
                                                                       5,971,502
                                                                   -------------
Household Furnishings 0.2%
Maytag Corp. ......................................       29,012       1,082,510
Newell Co. ........................................       52,858       2,246,465
Whirlpool Corp. ...................................       29,939       1,646,645
                                                                   -------------
                                                                       4,975,620
                                                                   -------------
Household Products 1.9%
Clorox Co. ........................................       42,704       3,376,285
Colgate-Palmolive Co. .............................      108,702       7,989,597
Procter & Gamble Co. ..............................      494,040      39,430,568
Rubbermaid, Inc. ..................................       49,802       1,245,050
Tupperware Corp. ..................................       20,596         574,113
                                                                   -------------
                                                                      52,615,613
                                                                   -------------
Insurance 3.8%
Aetna, Inc. .......................................       54,959       3,878,044
Allstate Corp. ....................................      157,650      14,326,444
American General Corp. ............................       87,137       4,710,844
American International Group, Inc. ................      257,800      28,035,750
Aon Corp. .........................................       56,950       3,338,694
Chubb Corp. .......................................       61,772       4,671,507
CIGNA Corp. .......................................       28,233       4,886,074
Conseco, Inc. .....................................       70,400       3,198,800
General Re Corp. ..................................       29,578       6,270,536
Jefferson-Pilot Corp. .............................       26,077       2,030,746
Lincoln National Corp. ............................       37,410       2,922,656
Marsh & McLennan
  Companies, Inc. .................................       66,624       4,967,652
MBIA, Inc. ........................................       36,000       2,405,250
MGIC Investment Corp. .............................       44,900       2,985,850
Progressive Corp. .................................       26,400       3,164,700
Providian Financial ...............................       36,998       1,671,847
SAFECO Corp. ......................................       59,202       2,886,098
St. Paul Companies, Inc. ..........................       34,830       2,858,237
SunAmerica, Inc. ..................................       60,900       2,603,475
Torchmark Corp. ...................................       46,268       1,946,148
UNUM Corp. ........................................       51,500       2,800,312
USF&G Corp. .......................................       29,017         640,188
                                                                   -------------
                                                                     107,199,852
                                                                   -------------
Leisure Related 1.3%
American Greetings
  Corp.-Class A ...................................       31,314       1,225,160
Brunswick Corp ....................................       28,442         862,148
Disney (Walt) Co. .................................      248,157      24,583,053
Harcourt General, Inc. ............................       18,039         987,635

   The accompanying notes are an integral part of the financial statements.


                         20 - Equity 500 Index Portfolio

                                                                        Market
                                                         Shares        Value ($)
--------------------------------------------------------------------------------
Harrah's Entertainment, Inc. (a) ..................       35,215         664,683
Hasbro, Inc. ......................................       49,487       1,558,841
Jostens, Inc. .....................................        5,639         130,049
Mattel, Inc. ......................................      107,165       3,991,896
Mirage Resorts, Inc. (a) ..........................       61,300       1,394,575
                                                                   -------------
                                                                      35,398,040
                                                                   -------------
Machinery 1.3%
Black & Decker Corp. ..............................       37,671       1,471,523
Briggs & Stratton Corp. ...........................       11,982         581,876
Case Corp. ........................................       29,200       1,764,775
Caterpillar Inc. ..................................      136,864       6,646,458
Cincinnati Milacron, Inc. .........................        7,447         193,157
Cooper Industries, Inc. ...........................       39,148       1,918,252
Deere & Co. .......................................       97,623       5,692,641
Dover Corp. .......................................       74,808       2,702,439
Dresser Industries, Inc. ..........................       64,482       2,704,214
Echo Bay Mines Ltd. (a) ...........................       28,730          70,029
Harnischfeger Industries, Inc. ....................       18,922         668,183
Illinois Tool Works, Inc. .........................       90,792       5,458,869
Ingersoll-Rand Co. ................................       65,696       2,660,688
Millipore Corp. ...................................       18,592         630,966
Navistar International Corp. (a) ..................       10,658         264,452
Snap-On, Inc. .....................................       14,094         614,851
TRW Inc. ..........................................       46,672       2,491,118
                                                                   -------------
                                                                      36,534,491
                                                                   -------------
Metals 0.9%
Alcan Aluminium Ltd. ..............................       80,536       2,224,807
Aluminum Company of America .......................       63,400       4,461,775
Armco, Inc. (a) ...................................       62,935         310,742
Asarco, Inc. ......................................       15,849         355,612
Barrick Gold Corp. ................................      137,100       2,553,487
Battle Mountain Gold Co. ..........................       44,400         260,850
Bethlehem Steel Corp. (a) .........................       40,449         348,873
Cyprus Amax Minerals Co. ..........................       29,194         448,858
Engelhard Corp. ...................................       40,008         695,139
Freeport-McMoRan Copper &
  Gold, Inc.-Class B ..............................       30,600         481,950
Homestake Mining Co. ..............................       63,643         564,832
Inco Ltd. .........................................       57,566         978,622
Inland Steel Industries, Inc. .....................       16,603         284,326
Newmont Mining Corp. ..............................       66,610       1,956,669
Nucor Corp. .......................................       36,494       1,763,116
Phelps Dodge Corp. ................................       25,408       1,581,647
Placer Dome, Inc. .................................       89,604       1,136,851
Reynolds Metals Co. ...............................       29,349       1,760,940
USX-U.S. Steel Group, Inc. ........................       38,977       1,218,031
Worthington Industries, Inc. ......................       20,379         336,254
                                                                   -------------
                                                                      23,723,381
                                                                   -------------
Miscellaneous 0.1%
ACNielsen Corp. (a) ...............................            1              24
Cognizant Corp. ...................................       60,579       2,699,552
NextLevel Systems, Inc. (a) .......................       58,000       1,036,750
                                                                   -------------
                                                                       3,736,326
                                                                   -------------
Office Equipment and Computers 3.0%
Apple Computer, Inc. (a) ..........................       46,142         605,614
Autodesk, Inc. ....................................       17,114         633,218
Compaq Computer Corp. .............................      278,231      15,702,662
Computer Sciences Corp. (a) .......................       29,886       2,495,481
Data General Corp. (a) ............................       18,745         326,866
Digital Equipment Corp. (a) .......................       55,932       2,069,484
Honeywell, Inc. ...................................       46,819       3,207,102
Ikon Office Solutions, Inc. .......................       50,562       1,422,056
International Business
  Machines Corp. ..................................      357,382      37,368,755
Moore Corp. Ltd. ..................................       22,079         333,945
Novell, Inc. (a) ..................................      118,992         892,440
Pitney Bowes, Inc. ................................       52,098       4,685,564
Sun Microsystems, Inc. (a) ........................      137,656       5,489,033
Unisys Corp. (a) ..................................       72,599       1,007,311

   The accompanying notes are an integral part of the financial statements.


                         21 - Equity 500 Index Portfolio

                                                                        Market
                                                         Shares        Value ($)
--------------------------------------------------------------------------------
Xerox Corp. .......................................      118,735       8,764,127
                                                                   -------------
                                                                      85,003,658
                                                                   -------------
Oil Related 8.5%
Amerada Hess Corp. ................................       36,193       1,986,091
Amoco Corp. .......................................      179,002      15,237,545
Anadarko Petroleum ................................       19,500       1,183,406
Apache Corp. ......................................       35,200       1,234,200
Ashland Inc. ......................................       21,387       1,148,215
Atlantic Richfield Co. ............................      118,750       9,514,844
Baker Hughes, Inc. ................................       65,144       2,841,907
Burlington Resources, Inc. ........................       60,239       2,699,460
Chevron Corp. .....................................      241,966      18,631,382
Exxon Corp. .......................................      906,414      55,461,207
Fluor Corp. .......................................       32,381       1,210,240
Foster Wheeler Corp. ..............................       16,538         447,560
Halliburton Co. ...................................       98,480       5,114,805
Helmerich & Payne, Inc. ...........................        9,808         665,718
Kerr-McGee Corp. ..................................       20,832       1,318,926
McDermott International, Inc. .....................       24,087         882,186
Mobil Corp. .......................................      289,142      20,872,438
Occidental Petroleum Corp. ........................      125,714       3,684,992
Oryx Energy Co. (a) ...............................       43,979       1,121,464
Pennzoil Co. ......................................       18,754       1,253,002
Phillips Petroleum Co. ............................       90,706       4,410,579
Rowan Companies, Inc. (a) .........................       29,900         911,950
Royal Dutch Petroleum Co. .........................      788,204      42,710,804
Schlumberger Ltd. .................................      183,562      14,776,741
Sun Co., Inc. .....................................       29,845       1,255,355
Tenneco, Inc. .....................................       69,434       2,742,643
Texaco, Inc. ......................................      201,122      10,936,009
Union Pacific Resources
  Group Inc. ......................................       93,748       2,273,389
Unocal Corp. ......................................       90,637       3,517,849
USX-Marathon Group ................................       99,364       3,353,535
Williams Companies, Inc. ..........................      118,236       3,354,946
                                                                   -------------
                                                                     236,753,388
                                                                   -------------
Paper 0.8%
Bemis Company, Inc. ...............................       11,531         508,085
Fort James Corp. ..................................       73,035       2,793,589
International Paper Co. ...........................      111,144       4,793,085
Kimberly-Clark Corp. ..............................      212,130      10,460,660
Mead Corp. ........................................       42,102       1,178,856
Union Camp Corp. ..................................       29,303       1,573,205
Westvaco Corp. ....................................       34,960       1,099,055
                                                                   -------------
                                                                      22,406,535
                                                                   -------------
Pharmaceuticals 0.2%
Pharmacia & Upjohn, Inc. ..........................      186,532       6,831,735
                                                                   -------------
Photography and Optical 0.3%
Eastman Kodak Co. .................................      121,326       7,378,138
Polaroid Corp. ....................................       16,482         802,467
                                                                   -------------
                                                                       8,180,605
                                                                   -------------
Printing and Publishing 1.3%
Deluxe Corp. ......................................       30,091       1,038,140
Donnelley (R.R.) & Sons Co. .......................       58,152       2,166,162
Dow Jones & Co, Inc. ..............................       30,172       1,619,859
Dun & Bradstreet Corp. ............................       62,579       1,936,038
Gannett Co., Inc. .................................      104,292       6,446,549
Harland (John H.) Co. .............................        3,304          69,384
Knight-Ridder, Inc. ...............................       37,626       1,956,552
McGraw-Hill Companies, Inc. .......................       37,630       2,784,620
Meredith Corp. ....................................        8,272         295,207
New York Times Co.--Class A .......................       30,284       2,002,529
Time Warner, Inc. .................................      192,815      11,954,530
Times Mirror Co.--Class A .........................       27,329       1,680,734
Tribune Co. .......................................       46,596       2,900,601
                                                                   -------------
                                                                      36,850,905
                                                                   -------------
Professional Services 0.4%
Block (H&R), Inc. .................................       40,535       1,816,475
Ecolab, Inc. ......................................       18,600       1,031,138

   The accompanying notes are an integral part of the financial statements.


                         22 - Equity 500 Index Portfolio

                                                                        Market
                                                         Shares        Value ($)
--------------------------------------------------------------------------------
EG&G, Inc. ........................................        8,125         169,102
Interpublic Group of
  Companies, Inc. .................................       39,160       1,950,657
National Service Industries .......................       20,326       1,007,407
Service Corporation International .................       84,792       3,132,005
Transamerica Corp. ................................       23,843       2,539,279
                                                                   -------------
                                                                      11,646,063
                                                                   -------------
Railroads 0.7%
Burlington Northern
  Santa Fe Corp. ..................................       57,362       5,331,081
CSX Corp. .........................................       79,332       4,283,927
Norfolk Southern Corp. ............................      130,353       4,016,502
Union Pacific Corp. ...............................       95,647       5,971,960
                                                                   -------------
                                                                      19,603,470
                                                                   -------------
Real Estate 0.0%
Pulte Corp. .......................................       10,166         425,066
                                                                   -------------
Retail 4.1%
Albertson's, Inc. .................................       92,202       4,368,070
American Stores Co. ...............................      106,736       2,194,759
Circuit City Stores, Inc. .........................       39,346       1,399,242
Costco Companies, Inc. (a) ........................       78,599       3,507,480
CVS Corp. .........................................       64,419       4,126,842
Dayton Hudson Corp. ...............................       80,108       5,407,290
Dillards Department
  Stores, Inc.-Class A ............................       42,797       1,508,594
Federated Department
  Stores, Inc.(a) .................................       77,400       3,333,038
Gap, Inc. .........................................      147,771       5,236,635
Giant Food, Inc.-Class A ..........................       17,093         575,820
Great Atlantic & Pacific Tea
  Co., Inc. .......................................        8,025         238,242
Kmart Corp. (a) ...................................      178,903       2,068,566
Kroger Co. (a) ....................................       93,720       3,461,783
Limited, Inc. .....................................       92,447       2,357,399
Longs Drug Stores, Inc. ...........................       10,826         347,785
Lowe's Companies, Inc. ............................       66,694       3,180,470
May Department Stores Co. .........................       83,298       4,388,763
Mercantile Stores Company, Inc. ...................        8,030         488,826
Nordstrom, Inc. ...................................       31,729       1,915,638
Penney (J.C.) Co., Inc. ...........................       98,150       5,919,672
Pep Boys-Manny, Moe & Jack ........................       15,512         370,349
Rite Aid Corp. ....................................       51,001       2,993,121
Sears, Roebuck & Co. ..............................      141,709       6,412,332
Sherwin-Williams Co. ..............................       64,974       1,803,029
Tandy Corp. .......................................       37,966       1,464,064
TJX Companies, Inc. ...............................       59,308       2,038,713
Toys `R' Us, Inc. (a) .............................      108,618       3,414,678
Walgreen Co. ......................................      182,468       5,724,934
Wal-Mart Stores, Inc. .............................      825,548      32,557,549
Winn-Dixie Stores, Inc. ...........................       47,180       2,061,176
Woolworth Corp. (a) ...............................       36,122         735,986
                                                                   -------------
                                                                     115,600,845
                                                                   -------------
Telecommunications 3.9%
360 Communications Co. (a) ........................            1              20
Airtouch Communications, Inc. (a) .................      185,535       7,711,298
Alltel Corp. ......................................       59,000       2,422,687
Ameritech Corp. ...................................      202,052      16,265,186
Andrew Corp. (a) ..................................       37,976         911,424
Bay Networks, Inc. (a) ............................       77,300       1,975,981
Clear Channel
  Communications, Inc. (a) ........................       37,600       2,986,850
Comcast Corp.-Class A .............................      113,362       3,577,988
DSC Communications Corp. (a) ......................       43,990       1,055,760
Frontier Corp. ....................................       56,400       1,357,125
GTE Corp. .........................................      351,936      18,388,656
King World Productions, Inc. ......................       17,406       1,005,197
Lucent Technologies, Inc. .........................      236,441      18,885,725
MCI Communications Corp. ..........................      251,720      10,776,763
Tele-Communications, Inc.
  -Class A (a) ....................................      165,360       4,619,745
Tellabs, Inc. (a) .................................       69,300       3,664,238

   The accompanying notes are an integral part of the financial statements.


                         23 - Equity 500 Index Portfolio

                                                                        Market
                                                         Shares        Value ($)
--------------------------------------------------------------------------------
Viacom, Inc.-Class B (a) ..........................       99,849       4,137,493
WorldCom, Inc. (a) ................................      332,100      10,046,025
                                                                   -------------
                                                                     109,788,161
                                                                   -------------
Tire and Rubber 0.2%
Cooper Tire & Rubber Co. ..........................       18,851         459,493
Goodrich (B.F.) Co. ...............................       24,952       1,033,949
Goodyear Tire & Rubber Co. ........................       59,836       3,807,065
                                                                   -------------
                                                                       5,300,507
                                                                   -------------
Tobacco 1.6%
Fortune Brands, Inc. ..............................       64,574       2,393,274
Philip Morris Companies, Inc. .....................      890,598      40,355,222
UST, Inc. .........................................       67,707       2,500,927
                                                                   -------------
                                                                      45,249,423
                                                                   -------------
Trucking, Shipping 0.2%
Caliber System, Inc. ..............................       16,882         821,942
Federal Express Corp. (a) .........................       42,750       2,610,422
Ryder System, Inc. ................................       37,617       1,231,957
                                                                   -------------
                                                                       4,664,321
                                                                   -------------
Utilities 7.9%
American Electric Power Co. .......................       80,310       4,146,004
AT&T Corp. ........................................      597,006      36,566,618
Baltimore Gas & Electric Co. ......................       40,625       1,383,789
Bell Atlantic Corp. ...............................      285,418      25,973,038
BellSouth Corp. ...................................      364,432      20,522,077
Carolina Power & Light Co. ........................       42,028       1,783,563
Central & South West Corp. ........................       85,230       2,306,537
CINergy Corp. .....................................       46,622       1,786,205
Coastal Corp. .....................................       37,966       2,351,519
Columbia Gas System, Inc. .........................       24,735       1,943,243
Consolidated Edison Company
  of New York, Inc. ...............................       94,036       3,855,476
Consolidated Natural Gas Co. ......................       39,405       2,384,002
Dominion Resources, Inc. ..........................       63,206       2,690,205
DTE Energy Co .....................................       57,576       1,997,168
Duke Energy Corp. .................................      135,295       7,491,961
Eastern Enterprises ...............................        3,742         168,390
Edison International ..............................      135,970       3,696,684
Enron Corp. .......................................      117,866       4,898,806
Entergy Corp. .....................................      105,207       3,149,635
FirstEnergy Corp. (a) .............................       78,884       2,287,636
FPL Group, Inc. ...................................       66,294       3,923,776
GPU, Inc. .........................................       47,800       2,013,575
Houston Industries, Inc. ..........................      114,092       3,044,830
Niagara Mohawk Power Corp. (a ) ...................       38,342         402,591
NICOR, Inc. .......................................       10,069         424,786
Northern States Power Co ..........................       18,844       1,097,663
ONEOK, Inc. .......................................       11,791         476,062
Pacific Enterprises ...............................       21,768         819,021
PacifiCorp ........................................       91,389       2,496,062
PECO Energy Co. ...................................       91,284       2,213,637
People's Energy Corp. .............................        5,455         214,791
PG&E Corp. ........................................      170,505       5,189,746
PP&L Resources, Inc. ..............................       73,300       1,754,619
Public Service Enterprise
  Group, Inc. .....................................       95,494       3,025,966
SBC Communications, Inc. ..........................      338,614      24,803,475
Sonat, Inc. .......................................       34,810       1,592,558
Southern Co. ......................................      259,458       6,713,476
Sprint Corp. ......................................      126,282       7,403,282
Texas Utilities Co. ...............................       90,127       3,745,903
Unicom Corp. ......................................       79,525       2,445,394
Union Electric Co. ................................       26,720       1,155,640
U.S. West, Inc.-Communications
  Group ...........................................      182,328       8,227,551
U.S. West, Inc.-Media Group (a) ...................      219,028       6,324,433
                                                                   -------------
                                                                     220,891,393
--------------------------------------------------------------------------------
Total Common Stocks (Cost $1,757,541,598)                          2,764,949,595
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   The accompanying notes are an integral part of the financial statements.


                         24 - Equity 500 Index Portfolio

                                                          % of
                                                       Net Assets
--------------------------------------------------------------------------------
Total Investment Portfolio
  (Cost $1,791,901,704) .........................         99.9%    2,799,310,640

Other Assets Less Liabilities ...................          0.1%        3,775,831
                                                         -----     -------------
Net Assets ......................................        100.0%    2,803,086,471
                                                         =====     =============

  (a) Non-income producing security.

  (b) Held as collateral for futures contracts.

   The accompanying notes are an integral part of the financial statements.


                         25 - Equity 500 Index Portfolio

                              Financial Statements

                           Equity 500 Index Portfolio

                       Statement of Assets and Liabilities
                             as of December 31, 1997

Assets
----------------------------------------------------------------------------------------------------------------------------
                 Investments, at value (cost of $1,791,901,704) ........................   $2,799,310,640
                 Dividends and interest receivable   * .................................        3,960,232
                 Variation margin receivable ...........................................           22,425
                 Prepaid expenses and other ............................................            4,991
                                                                                            ----------------
                 Total assets ..........................................................    2,803,298,288
Liabilities
----------------------------------------------------------------------------------------------------------------------------
                 Due to Bankers Trust ..................................................          193,761
                 Accured expenses and other ............................................           18,056
                                                                                            ----------------
                 Total liabilities .....................................................          211,817
                --------------------------------------------------------------------------------------------
                 Net assets                                                                $2,803,086,471
                --------------------------------------------------------------------------------------------
Composition of Net Assets
----------------------------------------------------------------------------------------------------------------------------
                 Paid-in capital .......................................................    1,795,065,447
                 Net unrealized appreciation on investments ............................    1,007,408,936
                 Net unrealized appreciation on futures contracts ......................          612,088
                --------------------------------------------------------------------------------------------
                 Net assets                                                                $2,803,086,471
                --------------------------------------------------------------------------------------------

                 * Includes $151,469 from the Portfolio's investment in the BT Institutional Cash Management Fund.

   The accompanying notes are an integral part of the financial statements.


                         26 - Equity 500 Index Portfolio

                           Equity 500 Index Portfolio

                             Statement of Operations
                      for the year ended December 31, 1997

Investment Income
------------------------------------------------------------------------------------------------------------------------------
                 Income:
                 Dividends (net of foreign withholding tax of $239,357) .................   $  42,168,929
                 Interest* ..............................................................       2,481,564
                                                                                            -----------------
                 Total investment income ................................................      44,650,493
                 Expenses:
                 Advisory fees ..........................................................       2,430,147
                 Administration and services fees .......................................       1,215,073
                 Professional fees ......................................................          25,600
                 Trustees' fee ..........................................................           2,100
                 Miscellaneous ..........................................................          10,687
                                                                                            -----------------
                 Total expenses .........................................................       3,683,607
                 Less: Expenses absorbed by Bankers Trust ...............................      (1,739,490)
                                                                                            -----------------
                 Net expenses ...........................................................       1,944,117
                ---------------------------------------------------------------------------------------------
                 Net investment income                                                         42,706,376
                ---------------------------------------------------------------------------------------------

Realized and Unrealized Gain on Investments and Futures Contracts
------------------------------------------------------------------------------------------------------------------------------
                 Net realized gain from investment transactions .........................      91,887,326
                 Net realized gain from futures transactions ............................       3,399,122
                 Net change in unrealized appreciation on investments ...................     528,046,548
                 Net change in unrealized appreciation on futures contracts .............         729,288
                                                                                            -----------------
                 Net realized and unrealized gain on investments and futures contracts ..     624,062,284
                ---------------------------------------------------------------------------------------------
                 Net increase in net assets from operations                                 $ 666,768,660
                ---------------------------------------------------------------------------------------------

                 * Includes $1,311,133 from the Portfolio's investment in the
                   BT Institutional Cash Management Fund.

   The accompanying notes are an integral part of the financial statements.


                         27 - Equity 500 Index Portfolio

                           Equity 500 Index Portfolio

                       Statement of Changes in Net Assets

                                                                                       Years Ended December 31,
Increase in Net Assets from:                                                           1997               1996
------------------------------------------------------------------------------------------------------------------------------------
                 Operations:
                 Net investment income ........................................  $   42,706,376    $   33,117,570
                 Net realized gain from investments and futures transactions ..      95,286,448        21,413,687
                 Net change in unrealized appreciation on investments and
                    futures contracts .........................................     528,775,836       267,538,386
                                                                                 ----------------  -----------------
                 Net increase in net assets from operations ...................     666,768,660       322,069,643
                                                                                 ----------------  -----------------
                 Capital Transactions:
                 Proceeds from capital invested ...............................   1,462,422,481       854,711,041
                 Value of capital withdrawn ...................................  (1,251,328,236)     (332,293,144)
                                                                                 ----------------  -----------------
                 Net increase in net assets from capital transactions .........     211,094,245       522,417,897
                                                                                 ----------------  -----------------
                 Total increase in net assets .................................     877,862,905       844,487,540
                 Net assets at beginning of year ..............................   1,925,223,566     1,080,736,026
                                                                                 ----------------  -----------------
                 Net assets at end of year ....................................  $2,803,086,471    $1,925,223,566
                                                                                 ----------------  -----------------

   The accompanying notes are an integral part of the financial statements.


                         28 - Equity 500 Index Portfolio

                              Financial Highlights

                           Equity 500 Index Portfolio

Contained below are selected supplemental data and ratios to average net assets for the periods indicated for the Equity 500 Index Portfolio.

                                                                 For the Year Ended December 31,
                                                        1997        1996        1995       1994        1993
--------------------------------------------------------------------------------------------------------------
Supplemental Data and Ratios
Net assets, end of period (000s omitted) .........  $2,803,086  $1,925,224  $1,080,736  $ 559,772   $ 151,805
Ratios to average net assets:
Net investment income (%) ........................        1.76        2.20        2.52       2.84        2.67
Expenses (%) .....................................        0.08        0.10        0.10       0.10        0.10
Decrease reflected in above expense ratio due to
   absorption of expenses by Bankers Trust (%) ...        0.07        0.05        0.05       0.06        0.10
Portfolio turnover rate (%) ......................          19          15           6         21          31
Average commission per share* ....................   $  0.0230   $  0.0230          --         --          --

* For fiscal years beginning on or after September 1, 1995, a a portfolio is required to disclose its average commission rate per share for security trades on which commissions are charged.


                         29 - Equity 500 Index Portfolio

                          Notes to Financial Statements

                           Equity 500 Index Portfolio

             Note 1-Organization and Significant Accounting Policies

A.  Organization

The Equity 500 Index Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on December 11, 1991 as an unincorporated trust under the laws of New York, and commenced operations on December 31, 1992. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B.  Security Valuation

The Portfolio's investments are valued each business day by an independent pricing service approved by the Trustees. Securities traded on national exchanges or traded in the NASDAQ National Market System are valued at the last sales prices reported at the close of business each day. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and asked prices. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost which, with accrued interest, approximates value. Securities for which quotations are not available are stated at fair value as determined by the Trustees.

C.  Security Transactions and Interest Income

Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D.  Futures Contracts

The Portfolio may enter into financial futures contracts which are contracts to buy a standard quantity of securities at a specified price on a future date. The Portfolio is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

E.  Federal Income Taxes

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.


                         30 - Equity 500 Index Portfolio

F.  Other

The preparation of financial statement in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

                  Note 2-Fees and Transactions with Affiliates

The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of 0.05 of 1% of the Portfolio's average daily net assets. For the year ended December 31, 1997, this fee aggregated $1,215,073.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of 0.10 of 1% of the Portfolio's average daily net assets. For the year ended December 31, 1997, this fee aggregated $2,430,147.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to 0.08 of 1% of the average daily net assets of the Portfolio. For the year ended December 31, 1997, expenses of the Portfolio have been reduced by $1,739,490.

On September 30, 1996, the Trust entered into a Distribution Agreement with Edgewood Services, Inc. ("Edgewood").

Certain officers of the Portfolio are also directors, officers and employees of Edgewood Services, Inc., the distributor of the BT Funds. None of the officers so affiliated received compensation for services as officers of the Portfolio.

For the year ended December 31, 1997, the Equity 500 Index Portfolio paid brokerage commissions of $341,058.

               Note 3-Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the year ended December 31, 1997, were $777,096,136 and $439,507,213, respectively. For federal income tax purposes, the tax basis of investments held at December 31, 1997 was $1,807,569,264. The aggregate gross unrealized appreciation was $1,013,752,877 and the aggregate gross unrealized depreciation was $22,011,501 for all investments as of December 31, 1997.

                            Note 4-Futures Contracts

A summary of obligations under these financial instruments at December 31, 1997 is as follows:

                                                                                           Unrealized
Type of Future            Expiration      Contracts     Position     Market Value ($)    Appreciation ($)
--------------            ----------      ---------     --------     ----------------    ----------------
S&P 500 Index Futures     March 1998         259          Long         63,396,725            612,088

At December 31, 1997, the Portfolio segregated $4,133,229 to cover margin requirements on open futures contracts.


                         31 - Equity 500 Index Portfolio

                        Report of Independent Accountants

To the Trustees and Holders of Beneficial Interest of the Equity 500 Index
Portfolio:

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of the Equity 500 Index Portfolio as of December 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Equity 500 Index Portfolio as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.


Kansas City, Missouri                                   COOPERS & LYBRAND L.L.P.
February 13, 1998


                         32 - Equity 500 Index Portfolio

                        Investment Products and Services

The Scudder Family of Funds+++
--------------------------------------------------------------------------------
Money Market
------------
  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust
  Scudder Money Market Series --
     Premium Shares*
     Managed Shares*
  Scudder Government Money Market Series --
     Managed Shares*

Tax Free Money Market+
----------------------
  Scudder Tax Free Money Fund
  Scudder Tax Free Money Market Series--
     Managed Shares*
  Scudder California Tax Free Money Fund**
  Scudder New York Tax Free Money Fund**

Tax Free+
---------
  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund**
  Scudder Massachusetts Limited Term Tax Free Fund**
  Scudder Massachusetts Tax Free Fund**
  Scudder New York Tax Free Fund**
  Scudder Ohio Tax Free Fund**
  Scudder Pennsylvania Tax Free Fund**

U.S. Income
-----------
  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder High Yield Bond Fund

Global Income
-------------
  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund

Asset Allocation
----------------
  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio

U.S. Growth and Income
----------------------
  Scudder Balanced Fund
  Scudder Growth and Income Fund
  Scudder S&P 500 Index Fund

U.S. Growth
-----------
  Value
    Scudder Large Company Value Fund
    Scudder Value Fund
    Scudder Small Company Value Fund
    Scudder Micro Cap Fund

  Growth
    Scudder Classic Growth Fund
    Scudder Large Company Growth Fund
    Scudder Development Fund
    Scudder 21st Century Growth Fund

Global Growth
-------------
  Worldwide
    Scudder Global Fund
    Scudder International Growth and Income Fund
    Scudder International Fund
    Scudder Global Discovery Fund
    Scudder Emerging Markets Growth Fund
    Scudder Gold Fund

  Regional
    Scudder Greater Europe Growth Fund
    Scudder Pacific Opportunities Fund
    Scudder Latin America Fund
    The Japan Fund, Inc.

Retirement Programs
-------------------
  Traditional IRA
  Roth IRA
  SEP IRA
  Keogh Plan
  401(k), 403(b) Plans
  Scudder Horizon Plan**+++ +++
    (a variable annuity)

Education Accounts
------------------
  Education IRA
  UGMA/UTMA

Closed-End Funds#
--------------------------------------------------------------------------------
  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The Korea Fund, Inc.
  Montgomery Street Income Securities, Inc.
  Scudder Global High Income Fund, Inc.
  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.
  Scudder Spain and Portugal Fund, Inc.

     For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +++Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds may not be available for purchase or exchange. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *A class of shares of the Fund. **Not available in all states. +++ +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder Kemper Investments, Inc., are traded on the New York Stock Exchange and, in some cases, on various other stock exchanges.

                         33 - Scudder S&P 500 Index Fund

                                Scudder Solutions


Convenient ways to invest, quickly and reliably:
------------------------------------------------------------------------------------------------------------------------------
          Automatic Investment Plan                                    QuickBuy

          A convenient investment program in which money is            Lets you purchase Scudder fund shares
          electronically debited from your bank account monthly to     electronically, avoiding potential mailing delays;
          regularly purchase fund shares and "dollar cost average"     money for each of your transactions is
          -- buy more shares when the fund's price is lower and        electronically debited from a previously designated bank
          fewer when it's higher, which can reduce your average        account.
          purchase price over time.

          Automatic Dividend Transfer                                  Payroll Deduction and Direct Deposit

          The most timely, reliable, and convenient way to             Have all or part of your paycheck -- even government
          purchase shares -- use distributions from one Scudder        checks -- invested in up to four Scudder funds at
          fund to purchase shares in another, automatically            one time.
          (accounts with identical registrations or the same
          social security or tax identification number).

          Dollar cost averaging involves continuous investment in securities regardless of price fluctuations and does not assure a profit or protect against loss in declining markets.
          Investors should consider their ability to continue such a plan through periods of low price levels.

Around-the-clock electronic account service and information, including some transactions:
------------------------------------------------------------------------------------------------------------------------------
          Scudder Automated Information Line: SAIL(TM) --              Scudder's Web Site -- http://funds.scudder.com
          1-800-343-2890
                                                                       Scudder Electronic Account Services: Offering
          Personalized account information, the ability to             account information and transactions, interactive
          exchange or redeem shares, and information on other          worksheets, prospectuses and applications for all
          Scudder funds and services via touchtone telephone.          Scudder funds, plus your current asset allocation,
                                                                       whenever you need them. Scudder's Site also
                                                                       provides news about Scudder funds, retirement
                                                                       planning information, and more.

Retirees and those who depend on investment proceeds for living expenses can enjoy these convenient, timely, and reliable automated withdrawal programs:
------------------------------------------------------------------------------------------------------------------------------
          Automatic Withdrawal Plan                                    QuickSell

          You designate the bank account, determine the schedule       Provides speedy access to your money by
          (as frequently as once a month) and amount of the            electronically crediting your redemption proceeds
          redemptions, and Scudder does the rest.                      to the bank account you previously designated.

          DistributionsDirect

          Automatically deposits your fund distributions into the bank account you designate within three business days after each distribution is paid.

For more information about these services, call a Scudder representative at 1-800-225-5163
------------------------------------------------------------------------------------------------------------------------------

                         34 - Scudder S&P 500 Index Fund


Mutual Funds and More -- Brokerage and Guidance Services:
------------------------------------------------------------------------------------------------------------------------------
          Scudder Brokerage Services                             Scudder Portfolio Builder

          Offers you access to a world of investments,           A free service designed to help suggest ways investors like
          including stocks, corporate bonds, Treasuries, plus    you can diversify your portfolio among domestic and global,
          over 6,000 mutual funds from at least 150 mutual       as well as equity, fixed-income, and money market funds,
          fund companies. And Scudder Fund Folio(SM) provides    using Scudder funds.
          investors with access to a marketplace of more than
          500 no-load funds from well-known companies--with no   Personal Counsel from Scudder(SM)
          transaction fees or commissions. Scudder
          shareholders can take advantage of a Scudder           Developed for investors who prefer the benefits of no-load
          Brokerage account already reserved for them, with      Scudder funds but want ongoing professional assistance in
          no minimum investment. For information about           managing a portfolio. Personal Counsel(SM) is a highly
          Scudder Brokerage Services, call 1-800-700-0820.       customized, fee-based asset management service for
                                                                 individuals investing $100,000 or more.


          Fund Folio funds held less than six months will be charged a fee for redemptions. You can buy shares directly from the fund itself or its principal underwriter or distributor without paying this fee. Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061.
          Member SIPC.

          Personal Counsel From Scudder(SM) and Personal Counsel(SM) are service marks of and represent a program offered by Scudder Investor Services, Inc., Adviser.

For more information about these services, call a Scudder representative at 1-800-225-5163
------------------------------------------------------------------------------------------------------------------------------
Additional Information on How to Contact Scudder:
------------------------------------------------------------------------------------------------------------------------------
          For existing account services and transactions         Please address all written correspondence to
          Scudder Investor Relations -- 1-800-225-5163           The Scudder Funds
                                                                 P.O. Box 2291
          For establishing 401(k) and 403(b) plans               Boston, Massachusetts
          Scudder Defined Contribution Services --               02107-2291
          1-800-323-6105
                                                                 Or Stop by a Scudder Investor Center

          For information about The Scudder Funds, including     Many shareholders enjoy the personal, one-on-one service of
          additional applications and prospectuses, or for       the Scudder Investor Centers. Check for an Investor Center near
          answers to investment questions                        you -- they can be found in the following cities:
          Scudder Investor Relations -- 1-800-225-2470           Boca Raton            Chicago             San Francisco
                   Investor.Relations@scudder.com                Boston                New York


                         35 - Scudder S&P 500 Index Fund

About the Fund's Adviser

Scudder Kemper Investments, Inc., is one of the largest and most experienced investment management oganizations worldwide, managing more than $200 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, insurance companies, and private family and individual accounts. It is one of the ten largest mutual fund companies in the U.S.

Scudder Kemper Investments has a rich heritage of innovation, integrity, and client-focused service. In 1997, Scudder, Stevens & Clark, Inc., founded 79 years ago as one of the nation's first investment counsel organizations, joined the Zurich Group. As a result, Zurich's subsidiary, Zurich Kemper Investments, Inc., with 50 years of mutual fund and investment management experience, was combined with Scudder. Headquartered in New York, Scudder Kemper Investments offers a full range of investment counsel and asset management capabilities, based on a combination of proprietary research and disciplined, long-term investment strategies. With its global investment resources and perspective, the firm seeks opportunities in markets throughout the world to meet the needs of investors.

Scudder Kemper Investments, Inc., the global asset management firm, is a member of the Zurich Group. The Zurich Group is an internationally recognized leader in financial services, including property/casualty and life insurance, reinsurance, and asset management.


This information must be preceded or accompanied by a current prospectus.


Portfolio changes should not be considered recommendations for action by individual investors.

SCUDDER

[LOGO]

                            SCUDDER INVESTMENT TRUST

                            PART C. OTHER INFORMATION

Item 24.          Financial Statements and Exhibits
--------          ---------------------------------

                  a.       Financial Statements

                           Included in Part A:
                           -------------------

                                    For Scudder Growth and Income Fund:
                                    Financial highlights for the ten fiscal years ended December 31, 1997
                                    (Incorporated by reference to Post-Effective Amendment No. 75 to the Registration
                                    Statement.)
                                    To be filed by amendment.

                                    For Scudder Large Company Growth Fund:
                                    Financial Highlights for the period May 15, 1991 (commencement of operations) to
                                    October 31, 1991 and for the six fiscal years ended October 31, 1997
                                    (Incorporated by Reference to Post-Effective Amendment No. 90 to the Registration
                                    Statement.)

                                    For Scudder Classic Growth Fund:
                                    Financial Highlights for the period September 9, 1996 (commencement of operations)
                                    to February 28, 1997.
                                    (Incorporated by reference to Post-Effective Amendment No. 80 to the Registration
                                    Statement.)

                                    For Scudder S&P 500 Index Fund - Equity 500 Index Portfolio:
                                    Financial Highlights for the period August 29, 1997 (commencement of operations)
                                    to December 31, 1997.
                                    Is filed herein.

                           Included in the Part B:
                           -----------------------

                                    For Scudder Growth and Income Fund:
                                    Investment Portfolio as of December 31, 1997
                                    To be filed by amendment.
                                    Statement of Assets and Liabilities as of December 31, 1997
                                    To be filed by amendment.
                                    Statement of Operations for the year ended December 31, 1997
                                    To be filed by amendment.
                                    Statements of Changes in Net Assets for the two fiscal years ended December 31, 1997
                                    To be filed by amendment.
                                    Financial Highlights for the ten fiscal years ended December 31, 1997
                                    To be filed by amendment.
                                    Notes to Financial Statements
                                    To be filed by amendment.
                                    Report of Independent Accountants
                                    To be filed by amendment.
                                    For Scudder Large Company Growth Fund:
                                    Investment Portfolio as of October 31, 1997
                                    Statement of Assets and Liabilities as of October 31, 1997
                                    Statement of Operations for the fiscal year ended October 31, 1997


                                       3

                                    Statements of Changes in Net Assets for the three fiscal years ended October 31, 1997
                                    Financial Highlights for the period May 15, 1991 (commencement of operations) to
                                    October 31, 1991 and for the six fiscal years ended October 31, 1997
                                    Notes to Financial Statements
                                    Report of Independent Accountants

                                    For Scudder Classic Growth Fund:
                                    Investment Portfolio as of February 28, 1997
                                    Statement of Assets and Liabilities as of February 28, 1997
                                    Statement of Operations for the period September 9, 1996 (commencement of operations) to February 28, 1997
                                    Statement of Changes in Net Assets for the period September 9, 1996 (commencement of operations) to February 28, 1997
                                    Financial Highlights for the period September 9, 1996 (commencement of operations)
                                    to February 28, 1997
                                    Notes to Financial Statements
                                    Report of Independent Accountants
                                    (Incorporated by reference to Post-Effective Amendment No. 80 to the Registration
                                    Statement.)

                                    For Scudder S&P 500 Index Fund - Equity 500 Index Portfolio:
                                    Investment Portfolio as of December 31, 1997
                                    Statement of Assets and Liabilities for the period August 29, 1997 (commencement of operations) to December 31, 1997
                                    Statement of Operations for the period August 29, 1997 (commencement of operations) to December 31, 1997
                                    Statement of Changes in Net Assets for the period August 29, 1997 (commencement of operations) to December 31, 1997
                                    Financial Highlights for the period August 29, 1997 (commencement of operations)
                                    to December 31, 1997
                                    Notes to Financial Statements
                                    Report of Independent Accountants
                                    Filed herein

                                    For Scudder Real Estate Investment Fund:
                                    Statement of Assets and Liabilities as of February 25, 1998.


                           Statements, schedules and historical information other than those listed above have been omitted since they are either not applicable or are not required.

                   b.       Exhibits:

                                              All references are to the Registrant's Registration Statement on
                                              Form N-1A filed with the Securities and Exchange Commission.  File
                                              Nos. 2-13628 and 811-43. ("Registration Statement").

                            1.       (a)(1)   Amended and Restated Declaration of Trust dated November 4, 1987 is incorporated by reference to Post-Effective Amendment No. 78 to the
                                              Registration Statement ("Post-Effective Amendment No. 78").

                                       4

                                     (a)(2)   Amendment to Amended and Restated Declaration of Trust dated
                                              November 14, 1990 is incorporated by reference to Post-Effective
                                              Amendment No. 78 to the Registration Statement ("Post-Effective
                                              Amendment No. 78").

                                     (a)(3)   Certificate of Amendment of Declaration of Trust dated February 12,
                                              1991 is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement ("Post-Effective Amendment No. 78").

                                     (b)(1)   Establishment and Designation of Series of Shares of Beneficial
                                              Interest, $0.01 par value, with respect to Scudder Growth and Income
                                              Fund and Scudder Quality Growth Fund is incorporated by reference to
                                              Post-Effective Amendment No. 78 to the Registration Statement
                                              ("Post-Effective Amendment No. 78").

                                     (b)(2)   Establishment and Designation of Series of Shares of Beneficial
                                              Interest, $0.01 par value, with respect to Scudder Classic Growth
                                              Fund is incorporated by reference to Post-Effective Amendment No. 76 to the Registration Statement ("Post-Effective Amendment No. 76").

                                     (b)(3)   Establishment and Designation of Series of Shares of Beneficial
                                              Interest, $0.01 par value, with respect to Scudder Growth and Income
                                              Fund, Scudder Large Company Growth Fund, and Scudder Classic Growth
                                              Fund is incorporated by reference to Post-Effective Amendment No. 81 to the Registration Statement ("Post-Effective Amendment No. 81").

                            2.       (a)      By-Laws of the Registrant dated September 20, 1984 are incorporated by reference to Post-Effective Amendment No. 78 to the Registration
                                              Statement ("Post-Effective Amendment No. 78").

                                     (b)      Amendment to By-Laws of the Registrant dated August 13, 1991 is incorporated by reference to Post-Effective Amendment No. 78 to the
                                              Registration Statement ("Post-Effective Amendment No. 78").

                                     (c)      Amendment to By-Laws of the Registrant dated November 12, 1991 is incorporated by reference to Post-Effective Amendment No. 78 to the
                                              Registration Statement ("Post-Effective Amendment No. 78").

                            3.                Inapplicable.

                            4.                Specimen certificate representing shares of beneficial interest with
                                              $0.01 par value of Scudder Growth and Income Fund is incorporated by reference to Post-Effective Amendment No. 59 to the Registration
                                              Statement ("Post-Effective Amendment No. 59").

                            5.       (a)      Investment Management Agreement between the Registrant (on behalf of
                                              Scudder Growth and Income Fund) and Scudder, Stevens & Clark, Inc.
                                              ("Scudder") dated November 14, 1990 is incorporated by reference to
                                              Post-Effective Amendment No. 78 to the Registration Statement
                                              ("Post-Effective Amendment No. 78").

                                       5

                                     (b)      Investment Management Agreement between the Registrant (on behalf of
                                              Scudder Quality Growth Fund) and Scudder dated May 9, 1991 is incorporated by reference to Post-Effective Amendment No. 78 to the
                                              Registration Statement ("Post-Effective Amendment No. 78").

                                     (c)      Investment Management Agreement between the Registrant (on behalf of
                                              Scudder Growth and Income Fund) and Scudder dated August 10, 1993 is incorporated by reference to Post-Effective Amendment No. 78 to the
                                              Registration Statement ("Post-Effective Amendment No. 78").

                                     (d)      Investment Management Agreement between the Registrant (on behalf of
                                              Scudder Growth and Income Fund) and Scudder dated August 8, 1995 is incorporated by reference to Post-Effective Amendment No. 75 to the
                                              Registration Statement ("Post-Effective Amendment No. 75").

                                     (e)      Investment Management Agreement between the Registrant, on behalf of
                                              Scudder Classic Growth Fund, and Scudder, Stevens & Clark, Inc.
                                              dated August 13, 1996 is incorporated by reference to Post-Effective
                                              Amendment No. 81 to the Registration Statement ("Post-Effective
                                              Amendment No. 81").

                                     (f)      Investment Management Agreement between the Registrant, on behalf of
                                              Scudder Growth and Income Fund, and Scudder, Stevens & Clark, Inc.
                                              dated May 1, 1997 is incorporated by reference to Post-Effective
                                              Amendment No. 84 to the Registration Statement.

                                     (g)      Investment Management Agreement between the Registrant, on behalf of
                                              Scudder Large Company Growth Fund, and Scudder Kemper Investments,
                                              Inc. dated December 31, 1998 is incorporated by reference to
                                              Post-Effective Amendment No. 90 to the Registration Statement.

                                     (h)      Investment Management Agreement between the Registrant, on behalf of
                                              Scudder Real Estate Invesment Fund, and Scudder Kemper Investments,
                                              Inc. dated March 2, 1998 to be filed by amendment.

                                     (i)      Investment Management Agreement between the Registrant, on behalf of
                                              Scudder S&P 500 Index Fund, and Scudder Kemper Investments, Inc.
                                              dated December 31, 1997 is filed herein.

                            6.       (a)      Underwriting Agreement between the Registrant and Scudder Investor
                                              Services, Inc., formerly Scudder Fund Distributors, Inc., dated
                                              September 10, 1985 is incorporated by reference to Post-Effective
                                              Amendment No. 78 to the Registration Statement ("Post-Effective
                                              Amendment No. 78").

                            7.                Inapplicable.

                                       6

                            8.       (a)(1)   Custodian Agreement between the Registrant (on behalf of Scudder
                                              Growth and Income Fund) and State Street Bank and Trust Company
                                              ("State Street Bank") dated December 31, 1984 is incorporated by reference to Post-Effective Amendment No. 78 to the Registration
                                              Statement ("Post-Effective Amendment No. 78").

                                     (a)(2)   Amendment dated April 1, 1985 to the Custodian Agreement between the
                                              Registrant and State Street Bank is incorporated by reference to
                                              Post-Effective Amendment No. 78 to the Registration Statement
                                              ("Post-Effective Amendment No. 78").

                                     (a)(3)   Amendment dated August 8, 1987 to the Custodian Agreement between the Registrant and State Street Bank is incorporated by reference to
                                              Post-Effective Amendment No. 78 to the Registration Statement
                                              ("Post-Effective Amendment No. 78").

                                     (a)(4)   Amendment dated August 9, 1988 to the Custodian Agreement between the Registrant and State Street Bank is incorporated by reference to
                                              Post-Effective Amendment No. 78 to the Registration Statement
                                              ("Post-Effective Amendment No. 78").

                                     (a)(5)   Amendment dated July 29, 1991 to the Custodian Agreement between the
                                              Registrant and State Street Bank is incorporated by reference to
                                              Post-Effective Amendment No. 78 to the Registration Statement
                                              ("Post-Effective Amendment No. 78").

                                     (a)(6)   Custodian fee schedule for Scudder Growth and Income Fund is incorporated by reference to Post-Effective Amendment No. 78 to the
                                              Registration Statement ("Post-Effective Amendment No. 78").

                                     (a)(7)   Custodian fee schedule for Scudder Quality Growth Fund is
                                              incorporated by reference to Post-Effective Amendment No. 78 to the
                                              Registration Statement ("Post-Effective Amendment No. 78").

                                     (a)(8)   Custodian fee schedule for Scudder S&P 500 Index Fund is
                                              incorporated by reference to Post-Effective Amendment No. 84 to the
                                              Registration Statement.

                                     (b)(1)   Subcustodian Agreement with fee schedule between State Street Bank and The Bank of New York, London office, dated December 31, 1978 is incorporated by reference to Post-Effective Amendment No. 78 to the
                                              Registration Statement ("Post-Effective Amendment No. 78").

                                     (c)(1)   Subcustodian Agreement between State Street Bank and The Chase
                                              Manhattan Bank, N.A. dated September 1, 1986 is incorporated by reference to Post-Effective Amendment No. 78 to the Registration
                                              Statement ("Post-Effective Amendment No. 78").

                                     (d)      Custodian fee schedule for Scudder Quality Growth Fund and Scudder
                                              Growth and Income Fund is incorporated by reference to
                                              Post-Effective Amendment No. 72 to the Registration Statement
                                              ("Post-Effective Amendment No. 72").

                                       7

                                     (e)      Form of Custodian fee schedule for Scudder Classic Growth Fund is incorporated by reference to Post-Effective Amendment No. 77 to the
                                              Registration Statement ("Post-Effective Amendment No. 77").

                            9.       (a)(1)   Transfer Agency and Service Agreement with fee schedule between the
                                              Registrant and Scudder Service Corporation dated October 2, 1989 is incorporated by reference to Post-Effective Amendment No. 78 to the
                                              Registration Statement ("Post-Effective Amendment No. 78").

                                     (a)(2)   Revised fee schedule dated October 6, 1995 for Exhibit 9(a)(1) is incorporated by reference to Post-Effective Amendment No. 76
                                              ("Post-Effective Amendment No. 76").

                                     (a)(3)   Form of revised fee schedule for Exhibit 9(a)(1) dated October 1,
                                              1996 is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement ("Post-Effective Amendment No. 78").

                                     (b)(1)   COMPASS Service Agreement and fee schedule with Scudder Trust
                                              Company dated January 1, 1990 is incorporated by reference to
                                              Post-Effective Amendment No. 78 to the Registration Statement
                                              ("Post-Effective Amendment No. 78").

                                     (b)(2)   COMPASS and TRAK 2000 Service Agreement between Scudder Trust
                                              Company and the Registrant dated October 1, 1995 is incorporated by reference to Post-Effective Amendment No. 74 ("Post-Effective
                                              Amendment No. 74").

                                     (b)(3)   Form of revised fee schedule for Exhibit 9(b)(1) dated October 1,
                                              1996 is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement ("Post-Effective Amendment No. 78").

                                     (c)      Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Quality Growth Fund and Scudder Fund Accounting
                                              Corporation dated November 1, 1994 is incorporated by reference to
                                              Post-Effective Amendment No. 72.

                                     (d)      Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Growth and Income Fund and Scudder Fund Accounting
                                              Corporation dated October 17, 1994 is incorporated by reference to
                                              Post-Effective Amendment No. 73.

                                     (e)      Form of Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Classic Growth Fund, and Scudder Fund
                                              Accounting Corporation is incorporated by reference to
                                              Post-Effective Amendment No. 77 to the Registration Statement
                                              ("Post-Effective Amendment No. 77").

                                     (f)(1)   Shareholder Services Agreement between the Registrant and Charles
                                              Schwab & Co., Inc. dated June 1, 1990 is incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement
                                              ("Post-Effective Amendment No. 78").

                                       8

                                     (f)(2)   Service Agreement between Copeland Associates, Inc. and Scudder
                                              Service Corporation (on behalf of Scudder Quality Growth Fund and
                                              Scudder Growth and Income Fund) dated June 8, 1995 is incorporated by reference to Post-Effective Amendment No. 74 ("Post-Effective
                                              Amendment No. 74").

                            10.               Inapplicable.

                            11.               Consent of Independent Accountants is filed herein.

                            12.               Inapplicable.

                            13.               Inapplicable.

                            14.      (a)      Scudder Flexi-Plan for Corporations and Self-Employed Individuals is
                                              incorporated by reference to Post-Effective Amendment No. 78 to the
                                              Registration Statement ("Post-Effective Amendment No. 78").

                                     (b)      Scudder Individual Retirement Plan is incorporated by reference to
                                              Post-Effective Amendment No. 78 to the Registration Statement
                                              ("Post-Effective Amendment No. 78").

                                     (c)      SEP-IRA is incorporated by reference to Post-Effective Amendment No.
                                              78 to the Registration Statement ("Post-Effective Amendment No. 78").

                                     (d)      Scudder Funds 403(b) Plan is incorporated by reference to
                                              Post-Effective Amendment No. 78 to the Registration Statement
                                              ("Post-Effective Amendment No. 78").

                                     (e)      Scudder Cash or Deferred Profit Sharing Plan under Section 401(k) is incorporated by reference to Post-Effective Amendment No. 78 to the
                                              Registration Statement ("Post-Effective Amendment No. 78").

                                     (f)      Scudder Roth IRA Custodian Disclosure Statement and Plan Agreement
                                              is filed herein

                            15.               Inapplicable.

                            16.               Schedule for Computation of Performance Quotation is filed herein.
                                              Power of Attorney is incorporated by reference to Post-Effective
                                              Amendment No. 78 to the Registration Statement ("Post-Effective
                                              Amendment No. 78").

                            17.               Inapplicable.

                            18.               Rule 18f-3 Plan to be filed by amendment


                                       9

Item 25.          Persons Controlled by or under Common Control with Registrant.
--------          --------------------------------------------------------------

                  None

Item 26.          Number of Holders of Securities (as of February 23, 1998).
--------          ----------------------------------------------------------

                                         (1)                                              (2)
                                   Title of Class                            Number of Record Shareholders
                                   --------------                            -----------------------------

                   Shares of beneficial interest
                   ($0.01 par value):

                   Scudder Growth and Income Fund                                       422,225
                   Scudder Large Company Growth Fund                                    29,629
                   Scudder Classic Growth Fund                                           5,055
                   Scudder S&P 500 Index Fund                                            2,756

Item 27.          Indemnification.
--------          ----------------

                  A policy of insurance covering Scudder, Stevens & Clark, Inc. its subsidiaries including Scudder
                  Investor Services, Inc., and all of the registered investment companies advised by Scudder, Stevens
                  & Clark, Inc. insures the Registrant's Trustees and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

                  Article IV, Sections 4.1-4.3 of Registrant's Declaration of Trust provide as follows:

                           Section 4.1. No Personal Liability of Shareholders, Trustees, etc. No Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust
                           Property or the acts, obligations or affairs of the Trust.  No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than to the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such Person; and all such
                           Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust.  If any Shareholder, Trustee, officer, employee, or agent, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability of the Trust, he shall not, on account thereof, be held to any personal liability.  The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability.  The indemnification and reimbursement required by the preceding sentence shall be made only out of the assets of the one or more series of which the shareholder who is entitled to indemnification or reimbursement was a Shareholder at the time the act or event occurred which gave rise to the claim against or liability of said shareholder.  The rights accruing to a Shareholder under this Section 4.1 shall not impair any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

                           Section 4.2. Non-Liability of Trustees, etc. No Trustee, officer, employee or agent of the
                           Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee,
                           officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                           Section 4.3 Mandatory Indemnification. (a) Subject to the exceptions and limitations contained in paragraph (b) below:



                                       10

                                    (i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                                    (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative, or other, including appeals), actual or threatened; and the words "liability" and "expenses"
                                    shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                           (b) No indemnification shall be provided hereunder to a Trustee or officer:

                                    (i) against any liability to the Trust, a Series thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                                    (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust;

                                    (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                                            (A) by the court or other body approving the settlement or other disposition; or

                                            (B) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the Disinterested
                                            Trustees acting on the matter (provided that a majority of the
                                            Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

                           (c)  The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any
                           Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person.  Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

                           (d)  Expenses of preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient, to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:



                                       11

                                    (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

                                    (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

                                    As used in this Section 4.3, a "Disinterested Trustee" is one who is not (i) an
                                    "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

Item 28.          Business or Other Connections of Investment Adviser
--------          ---------------------------------------------------

                  Scudder Kemper Investments, Inc. has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities.  Such persons are not considered officers for the purpose of this Item 28.

                           Business and Other Connections of Board
           Name            of Directors of Registrant's Adviser
           ----            ------------------------------------

Stephen R. Beckwith        Treasurer and Chief Financial Officer, Scudder Kemper Investments, Inc.**
                           Vice President and Treasurer, Scudder Fund Accounting Corporation*
                           Director, Scudder Stevens & Clark Corporation**
                           Director and Chairman, Scudder Defined Contribution Services, Inc.**
                           Director and President, Scudder Capital Asset Corporation**
                           Director and President, Scudder Capital Stock Corporation**
                           Director and President, Scudder Capital Planning Corporation**
                           Director and President, SS&C Investment Corporation**
                           Director and President, SIS Investment Corporation**
                           Director and President, SRV Investment Corporation**

Lynn S. Birdsong           Director and Vice President, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark (Luxembourg) S.A.#

Laurence W. Cheng          Director, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, ZKI Holding Corporation xx

Steven Gluckstern          Director, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, Zurich Holding Company of Americao

Rolf Huppi                 Director, Chairman of the Board, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, Chairman of the Board, Zurich Holding Company of Americao
                           Director, ZKI Holding Corporation xx

Kathryn L. Quirk           Director, Chief Legal Officer, Chief Compliance Officer and Secretary, Scudder Kemper
                                 Investments, Inc.**
                           Director, Senior Vice President & Assistant Clerk, Scudder Investor Services, Inc.*


                                       12

                           Director, Vice President & Secretary, Scudder Fund Accounting Corporation*
                           Director, Vice President & Secretary, Scudder Realty Holdings Corporation*
                           Director & Assistant Clerk, Scudder Service Corporation*
                           Director, SFA, Inc.*
                           Vice President, Director & Assistant Secretary, Scudder Precious Metals, Inc.***
                           Director, Scudder, Stevens & Clark Japan, Inc.***
                           Director, Vice President and Secretary, Scudder, Stevens & Clark of Canada, Ltd.***
                           Director, Vice President and Secretary, Scudder Canada Investor Services Limited***
                           Director, Vice President and Secretary, Scudder Realty Advisers, Inc. x
                           Director and Secretary, Scudder, Stevens & Clark Corporation**
                           Director and Secretary, Scudder, Stevens & Clark Overseas Corporationoo
                           Director and Secretary, SFA, Inc.*
                           Director, Vice President and Secretary, Scudder Defined Contribution Services, Inc.**
                           Director, Vice President and Secretary, Scudder Capital Asset Corporation**
                           Director, Vice President and Secretary, Scudder Capital Stock Corporation**
                           Director, Vice President and Secretary, Scudder Capital Planning Corporation**
                           Director, Vice President and Secretary, SS&C Investment Corporation**
                           Director, Vice President and Secretary, SIS Investment Corporation**
                           Director, Vice President and Secretary, SRV Investment Corporation**
                           Director, Vice President and Secretary, Scudder Brokerage Services, Inc.*
                           Director, Korea Bond Fund Management Co., Ltd.+

Markus Rohrbasser          Director, Scudder Kemper Investments, Inc.**
                           Member Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           President, Director, Chairman of the Board, ZKI Holding Corporation xx

Cornelia M. Small          Vice President, Scudder Kemper Investments, Inc.**

Edmond D. Villani          Director, President and Chief Executive Officer, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark Japan, Inc.###
                           President and Director, Scudder, Stevens & Clark Overseas Corporationoo
                           President and Director, Scudder, Stevens & Clark Corporation**
                           Director, Scudder Realty Advisors, Inc.x
                           Director, IBJ Global Investment Management S.A. Luxembourg, Grand-Duchy of Luxembourg

         *        Two International Place, Boston, MA
         x        333 South Hope Street, Los Angeles, CA
         **       345 Park Avenue, New York, NY
         #        Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg,
                  R.C. Luxembourg B 34.564
         ***      Toronto, Ontario, Canada
         xxx      Grand Cayman, Cayman Islands, British West Indies
         oo       20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
         ###      1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
         xx       222 S. Riverside, Chicago, IL
         o        Zurich Towers, 1400 American Ln., Schaumburg, IL
         +        P.O. Box 309, Upland House, S. Church St., Grand Cayman,
                  British West Indies
         ##       Mythenquai-2, P.O. Box CH-8022, Zurich, Switzerland

Item 29.          Principal Underwriters.
--------          -----------------------

         (a)

         Scudder Investor Services, Inc. acts as principal underwriter of the Registrant's shares and also acts as principal underwriter for other funds managed by Scudder Kemper Investments, Inc.

         (b)

         The Underwriter has employees who are denominated officers of an operational area. Such persons do not have corporation-wide responsibilities and are not considered officers for the purpose of this Item 29.

         (1)                               (2)                                     (3)

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         William S. Baughman               Vice President                          None
         Two International Place
         Boston, MA 02110

         Lynn S. Birdsong                  Senior Vice President                   None
         345 Park Avenue
         New York, NY 10154

         Mary Elizabeth Beams              Vice President                          None
         Two International Place
         Boston, MA 02110

         Mark S. Casady                    Director, President and Assistant       None
         Two International Place           Treasurer
         Boston, MA  02110

         Linda Coughlin                    Director and Senior Vice President      None
         Two International Place
         Boston, MA  02110

         Richard W. Desmond                Vice President                          None
         345 Park Avenue
         New York, NY  10154

         Paul J. Elmlinger                 Senior Vice President and Assistant     None
         345 Park Avenue                   Clerk
         New York, NY  10154

         Philip S. Fortuna                 Vice President                          Vice President
         101 California Street
         San Francisco, CA 94111

                                       14

         (1)                               (2)                                     (3)

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         William F. Glavin                 Vice President                          None
         Two International Place
         Boston, MA 02110

         Margaret D. Hadzima               Assistant Treasurer                     None
         Two International Place
         Boston, MA  02110

         Thomas W. Joseph                  Director, Vice President, Treasurer     Vice President
         Two International Place           and Assistant Clerk
         Boston, MA 02110

         Thomas F. McDonough               Clerk                                   Vice President, Secretary
         Two International Place                                                   and Treasurer
         Boston, MA 02110

         Daniel Pierce                     Director, Vice President                President and Trustee
         Two International Place           and Assistant Treasurer
         Boston, MA 02110

         Kathryn L. Quirk                  Director, Senior Vice President and     Trustee, Vice President
         345 Park Avenue                   Assistant Clerk                         and Assistant Secretary
         New York, NY  10154

         Robert A. Rudell                  Vice President                          None
         Two International Place
         Boston, MA 02110

         William M. Thomas                 Vice President                          None
         Two International Place
         Boston, MA 02110

         Benjamin Thorndike                Vice President                          None
         Two International Place
         Boston, MA 02110

         Sydney S. Tucker                  Vice President                          None
         Two International Place
         Boston, MA 02110

         Linda J. Wondrack                 Vice President                          None
         Two International Place
         Boston, MA  02110

         (c)

                     (1)                     (2)                 (3)                 (4)                 (5)
                                       Net Underwriting    Compensation on
              Name of Principal         Discounts and        Redemptions          Brokerage      Other Compensation
                 Underwriter             Commissions       and Repurchases       Commissions
                 -----------             -----------       ---------------       -----------

                                       15

               Scudder Investor              None                None                None               None
                Services, Inc.

Item 30.       Location of Accounts and Records.
--------       ---------------------------------

               Certain  accounts,  books  and  other  documents  required  to be maintained  by  Section  31(a)  of the  1940  Act and  the  Rules
               promulgated  thereunder  are  maintained  by  Scudder,  Stevens &
               Clark, Two International Place, Boston, MA 02110. Records relating to the duties of the Registrant's custodian are maintained by State Street Bank and Trust Company, Heritage Drive, North Quincy, Massachusetts. Records relating to the duties of the Registrant's transfer agent are maintained by Scudder Service Corporation, Two International Place, Boston, Massachusetts.

Item 31.       Management Services.
--------       --------------------

               Inapplicable.

Item 32.       Undertakings.
--------       -------------

               Inapplicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 11th day of February, 1998.

                                         SCUDDER INVESTMENT TRUST



                                         By/s/Thomas F. McDonough
                                           --------------------------------
                                            Thomas F. McDonough, Vice President,
                                            Secretary and Treasurer
                                            (Principal Accounting Officer)


         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURE                                   TITLE                                        DATE


/s/Daniel Pierce
--------------------------------------
Daniel Pierce*                              President (Principal Executive               February 11, 1998
                                            Officer) and Trustee


/s/Henry P. Becton, Jr.
--------------------------------------
Henry P. Becton, Jr.*                       Trustee                                      February 11, 1998


/s/Dawn-Marie Driscoll
--------------------------------------
Dawn-Marie Driscoll*                        Trustee                                      February 11, 1998


/s/Peter B. Freeman
--------------------------------------
Peter B. Freeman*                           Trustee                                      February 11, 1998


/s/George M. Lovejoy, Jr.
--------------------------------------
George M. Lovejoy, Jr.*                     Trustee                                      February 11, 1998


/s/Wesley W. Marple, Jr.
--------------------------------------
Wesley W. Marple, Jr.*                      Trustee                                      February 11, 1998


/s/Jean C. Tempel
--------------------------------------
Jean C. Tempel*                             Trustee                                      February 11, 1998




/s/Kathryn L. Quirk
--------------------------------------
Kathryn L. Quirk*                           Trustee, Vice President                      February 11, 1998
                                            and Assistant Secretary




*By:/s/Thomas F. McDonough
    -----------------------
    Thomas F. McDonough**

     ** Attorney-in-fact pursuant to a power of attorney contained in the signature page of Post-Effective Amendment No. 61 to the Registration Statement filed April 22, 1991 and pursuant to a power of attorney contained in the signature page of Post-Effective Amendment No. 72 to the Registration Statement filed April 28, 1995 and pursuant to a power of attorney contained in the signature page of Post-Effective Amendment No. 79 filed February 26, 1997 and pursuant to a power of attorney contained in the signature page of Post-Effective Amendment No. 85 filed October 31, 1997.

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D. C. 20549


                                    EXHIBITS

                                       TO

                                    FORM N-1A


                         POST-EFFECTIVE AMENDMENT NO. 91
                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 43

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940


                            SCUDDER INVESTMENT TRUST

                            SCUDDER INVESTMENT TRUST

                                  EXHIBIT INDEX


                                  Exhibit 5 (i)

                                   Exhibit 11

                                 Exhibit 14 (f)